UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number   811-08690

  MassMutual Premier Funds

       (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                               06082

   (Address of principal executive offices)                                                                      (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT                               06082

                                (Name and address of agent for service)

  Registrant’s telephone number, including area code:      (860) 562-1000

  Date of fiscal year end:     9/30/2019

  Date of reporting period:     12/31/2018

Item 1. Schedule of Investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.9%
Discount Notes — 70.9%
Federal Farm Credit Bank 2.485% 4/03/19, 4/03/19 (a)	$200,000	$198,758
2.593% 6/24/19, 6/24/19 (a)	600,000	592,692
2.729% 10/22/19, 10/22/19 (a)	1,300,000	1,272,078
2.758% 9/30/19, 9/30/19 (a)	2,000,000	1,959,804
Federal Home Loan Bank 2.258% FRN 1/07/19, 6/07/19 (a) (b)	14,000,000	13,999,996
2.285% FRN 1/11/19, 1/11/19 (a) (b)	25,000,000	25,000,000
2.304% 1/02/19, 1/02/19 (a)	510,000	509,968
2.312% 1/02/19, 1/02/19 (a)	118,000	117,993
3 mo. USD LIBOR - .220% 2.321% FRN 2/01/19, 2/01/19 (a)	7,000,000	7,000,765
2.325% 1/02/19, 1/02/19 (a)	6,600,000	6,599,580
2.365% FRN 1/17/19, 7/17/19 (a) (b)	18,000,000	18,000,037
2.374% 1/11/19, 1/11/19 (a)	2,790,000	2,788,186
2.375% 1/02/19, 1/02/19 (a)	10,000,000	9,999,350
2.379% FRN 1/21/19, 8/21/19 (a) (b)	6,000,000	6,000,000
2.390% FRN 1/20/19, 3/20/19 (a) (b)	13,550,000	13,549,531
2.394% 1/02/19, 1/02/19 (a) (b)	5,400,000	5,399,646
2.394% FRN 1/22/19, 4/22/19 (a) (b)	2,000,000	2,000,153
2.398% 2/01/19, 2/01/19 (a)	1,100,000	1,097,765
2.405% FRN 1/17/19, 1/17/20 (a) (b)	10,500,000	10,500,000
2.407% 1/15/19, 1/15/19 (a)	9,515,000	9,506,230
2.416% 1/10/19, 1/10/19 (a)	3,000,000	2,998,215
1 mo. USD LIBOR - .090% 2.416% FRN 1/25/19, 1/25/19 (a)	10,000,000	10,000,105
2.421% 2/21/19, 2/21/19 (a)	13,360,000	13,314,955
2.428% 1/28/19, 1/28/19 (a)	1,890,000	1,886,612
2.431% FRN 1/28/19, 2/28/19 (a) (b)	10,000,000	9,999,935
2.446% 2/13/19, 2/13/19 (a)	4,000,000	3,988,509
2.468% 4/10/19, 4/10/19 (a)	2,725,000	2,706,978
2.486% 4/12/19, 4/12/19 (a)	1,000,000	993,182
2.494% 4/16/19, 4/16/19 (a)	1,000,000	992,898
3 mo. USD LIBOR - .235% 2.504% FRN 3/06/19, 3/06/19 (a)	3,500,000	3,499,564
2.515% 4/26/19, 4/26/19 (a)	4,740,000	4,702,827
3 mo. USD LIBOR - .160% 2.517% FRN 2/24/19, 5/24/19 (a)	11,000,000	11,005,892
2.522% 5/03/19, 5/03/19 (a)	4,422,000	4,385,120
2.592% 6/13/19, 6/13/19 (a)	4,700,000	4,646,373

	Principal Amount	Value
2.713% 9/12/19, 9/12/19 (a)	$8,230,000	$8,077,864
2.752% 10/16/19, 10/16/19 (a)	1,000,000	978,800

		220,270,361

Repurchase Agreement — 14.5%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 12/31/18, 2.900%, due 1/02/19 (c)	45,000,000	45,000,000

U.S. Treasury Bonds & Notes — 15.5%
U.S. Treasury Note 1.000% 8/31/19	10,500,000	10,386,598
1.000% 11/30/19	6,500,000	6,398,923
1.125% 1/31/19	12,000,000	11,989,477
1.500% 3/31/19	12,000,000	11,974,379
1.625% 8/31/19	7,500,000	7,450,315

		48,199,692

TOTAL SHORT-TERM INVESTMENTS (Cost $313,470,053)		313,470,053

TOTAL INVESTMENTS — 100.9% (Cost $313,470,053) (d)		313,470,053

Other Assets/(Liabilities) — (0.9)%		(2,787,437)

NET ASSETS — 100.0%		$310,682,616

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(c)

Maturity value of $45,007,250. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 5/31/23, and an aggregate market value, including accrued interest, of $45,900,046.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.6%

CORPORATE DEBT — 43.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$560,000	$563,493

Aerospace & Defense — 0.4%
Harris Corp. 2.700% 4/27/20	2,100,000	2,082,116

Agriculture — 1.3%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	2,350,000	2,344,316
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	2,328,000	2,293,231
Reynolds American, Inc. 4.000% 6/12/22	1,500,000	1,483,832

		6,121,379

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	75,687	74,882
Delta Air Lines, Inc. 3.625% 3/15/22	1,660,000	1,624,460

		1,699,342

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC 3.218% FRN 4/05/21 (b)	660,000	643,070
3.851% FRN 2/15/23 (b)	1,580,000	1,461,722
General Motors Financial Co., Inc. 3.250% 1/05/23	2,715,000	2,556,775
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	735,000	699,943

		5,361,510

Auto Parts & Equipment — 0.4%
Lear Corp. 5.375% 3/15/24	1,960,000	2,016,227
5.250% 1/15/25	100,000	102,725

		2,118,952

Banks — 7.5%
Banco Santander SA 3.500% 4/11/22	2,600,000	2,551,485
Bancolombia SA 5.950% 6/03/21	415,000	430,562
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	5,040,000	4,875,052
Barclays PLC 4.009% FRN 5/16/24 (b)	945,000	899,847
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	2,225,000	2,185,508

	Principal Amount	Value
Compass Bank 5.500% 4/01/20	$2,500,000	$2,555,601
Discover Bank 3.350% 2/06/23	1,512,000	1,471,720
4.200% 8/08/23	1,000,000	1,000,230
First Horizon National Corp. 3.500% 12/15/20	2,420,000	2,419,853
The Goldman Sachs Group, Inc. 3.200% 2/23/23	5,010,000	4,859,520
JP Morgan Chase & Co. 4.500% 1/24/22	2,130,000	2,194,721
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	380,000	375,807
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	2,350,000	2,283,807
Morgan Stanley 3.750% 2/25/23	2,510,000	2,505,576
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,220,000	1,181,524
2.846% 1/11/22	260,000	255,222
SVB Financial Group 5.375% 9/15/20	225,000	232,097
Synchrony Bank 3.000% 6/15/22	2,560,000	2,392,137
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	1,290,000	1,272,456

		35,942,725

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	2,490,000	2,435,582
Keurig Dr Pepper, Inc. 4.057% 5/25/23 (a)	1,450,000	1,444,981
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	636,341
3.500% 5/01/22 (c)	720,000	715,690

		5,232,594

Biotechnology — 0.4%
Celgene Corp. 3.250% 2/20/23	976,000	953,018
4.000% 8/15/23	924,000	928,205

		1,881,223

Building Materials — 1.1%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	2,029,000	2,077,958
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 3.327% FRN 5/22/20	980,000	974,713
Masco Corp. 3.500% 4/01/21	490,000	487,713
7.125% 3/15/20	225,000	235,040

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Standard Industries, Inc. 5.500% 2/15/23 (a)	$1,472,000	$1,442,560

		5,217,984

Chemicals — 2.4%
CF Industries, Inc. 7.125% 5/01/20	94,000	96,820
Huntsman International LLC 5.125% 11/15/22	3,000,000	3,022,500
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	2,227,000	2,276,175
LyondellBasell Industries NV 5.000% 4/15/19	553,000	553,602
6.000% 11/15/21	1,410,000	1,490,396
RPM International, Inc. 3.450% 11/15/22	43,000	42,594
6.125% 10/15/19	1,722,000	1,753,350
The Sherwin-Williams Co. 2.750% 6/01/22	1,239,000	1,199,364
Syngenta Finance NV 3.698% 4/24/20 (a)	1,165,000	1,156,558

		11,591,359

Commercial Services — 0.2%
S&P Global, Inc. 3.300% 8/14/20	900,000	901,773

Computers — 0.8%
Dell International LLC/EMC Corp. 4.420% 6/15/21 (a)	1,650,000	1,647,278
DXC Technology Co. 2.875% 3/27/20	565,000	560,117
Leidos Holdings, Inc. 4.450% 12/01/20	1,861,000	1,847,043

		4,054,438

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	250,722
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	2,170,000	2,131,888
Aircastle Ltd. 5.000% 4/01/23	2,580,000	2,590,138
Antares Holdings LP 6.000% 8/15/23 (a)	1,830,000	1,809,034
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,640,000	2,619,924
Lazard Group LLC 4.250% 11/14/20	1,195,000	1,210,898

		10,612,604

Electric — 1.4%
Ameren Corp. 2.700% 11/15/20	815,000	804,105

	Principal Amount	Value
EDP Finance BV 4.125% 1/15/20 (a)	$795,000	$795,827
Enel Finance International NV 2.875% 5/25/22 (a)	755,000	711,366
Entergy Texas, Inc. 2.550% 6/01/21	605,000	595,247
7.125% 2/01/19	1,803,000	1,807,979
Israel Electric Corp. Ltd. 7.250% 1/15/19 (a)	728,000	728,306
Puget Energy, Inc. 6.000% 9/01/21	740,000	782,794
6.500% 12/15/20	334,000	352,859

		6,578,483

Electronics — 0.3%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	640,854
Tech Data Corp. 3.700% 2/15/22	580,000	569,047

		1,209,901

Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	1,570,000	1,522,364

Health Care – Products — 0.5%
Becton Dickinson & Co. 3.678% FRN 12/29/20 (b)	2,330,000	2,306,582

Health Care – Services — 0.5%
Cigna Holding Co. 4.000% 2/15/22	971,000	980,938
4.500% 3/15/21	1,305,000	1,333,428

		2,314,366

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,253,000	2,236,102

Household Products & Wares — 0.3%
Church & Dwight Co., Inc. 2.875% 10/01/22	1,550,000	1,524,394

Insurance — 3.0%
American International Group, Inc. 3.300% 3/01/21	1,200,000	1,195,930
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,359,986
Athene Global Funding 4.000% 1/25/22 (a)	2,715,000	2,742,801
CNA Financial Corp. 5.750% 8/15/21	901,000	950,862
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,444,581
Jackson National Life Global Funding 2.500% 6/27/22 (a)	1,940,000	1,875,581

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. 4.000% 9/01/23	$310,000	$316,021
6.250% 2/15/20	1,290,000	1,331,473
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,365,000	1,417,164
Trinity Acquisition PLC 3.500% 9/15/21	980,000	970,478
Willis Towers Watson PLC 5.750% 3/15/21	840,000	878,476

		14,483,353

Investment Companies — 0.8%
Ares Capital Corp. 3.875% 1/15/20	1,400,000	1,402,937
BlackRock TCP Capital Corp. 4.125% 8/11/22	1,805,000	1,739,318
FS KKR Capital Corp. 4.000% 7/15/19	933,000	931,945

		4,074,200

Leisure Time — 0.6%
Brunswick Corp. 4.625% 5/15/21 (a)	3,130,000	3,073,929

Lodging — 0.3%
Marriott International, Inc. 2.300% 1/15/22	410,000	394,172
2.875% 3/01/21	1,315,000	1,296,749

		1,690,921

Machinery – Diversified — 1.0%
CNH Industrial Capital LLC 3.375% 7/15/19	729,000	723,533
3.875% 10/15/21	1,015,000	1,008,199
4.875% 4/01/21	590,000	599,499
Wabtec Corp. 4.150% 3/15/24	2,400,000	2,319,232

		4,650,463

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,045,000	1,043,873
Discovery Communications LLC 2.950% 3/20/23	1,025,000	980,661
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	2,475,000	2,351,250

		4,375,784

Mining — 1.2%
Glencore Funding LLC 3.000% 10/27/22 (a)	680,000	645,592
4.125% 5/30/23 (a)	1,680,000	1,649,739
Kinross Gold Corp. 5.125% 9/01/21	550,000	548,625

	Principal Amount	Value
5.950% 3/15/24	$1,620,000	$1,611,900
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	1,170,000	1,176,242

		5,632,098

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 3.875% STEP 10/01/21	2,715,000	2,541,919

Oil & Gas — 0.7%
Antero Resources Corp. 5.375% 11/01/21	629,000	606,985
Continental Resources, Inc. 5.000% 9/15/22	1,480,000	1,469,499
EQT Corp. 3.000% 10/01/22	1,210,000	1,147,354

		3,223,838

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	2,230,000	2,224,425

Pharmaceuticals — 2.7%
Bayer US Finance II LLC 3.798% FRN 12/15/23 (a) (b)	2,255,000	2,158,409
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.558% FRN 6/15/22	2,345,000	2,319,296
CVS Health Corp. 2.125% 6/01/21	1,705,000	1,645,094
3.700% 3/09/23	835,000	826,061
Express Scripts Holding Co. 3.300% 2/25/21	2,595,000	2,585,474
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	335,000	323,940
2.875% 9/23/23	900,000	850,785
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,525,000	2,321,010

		13,030,069

Pipelines — 0.5%
Energy Transfer Operating LP 4.200% 9/15/23	2,390,000	2,355,441

Private Equity — 0.6%
Hercules Capital, Inc. 4.625% 10/23/22	2,895,000	2,825,085

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp. 2.250% 1/15/22	465,000	445,009
3.000% 6/15/23	1,520,000	1,462,428
3.300% 2/15/21	505,000	502,103
Crown Castle International Corp. 3.400% 2/15/21	1,319,000	1,318,540

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Digital Realty Trust LP 3.400% 10/01/20	$425,000	$423,643
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	670,662
SBA Tower Trust 3.168% 4/11/22 (a)	880,000	865,214
Simon Property Group LP 2.350% 1/30/22	960,000	932,330
Weyerhaeuser Co. 7.375% 10/01/19	510,000	524,038

		7,143,967

Retail — 1.5%
Advance Auto Parts, Inc. 4.500% 12/01/23	850,000	869,981
Dollar Tree, Inc. 3.700% 5/15/23	2,480,000	2,438,670
O’Reilly Automotive, Inc. 3.800% 9/01/22	191,000	193,056
3.850% 6/15/23	1,401,000	1,407,901
QVC, Inc. 4.375% 3/15/23	2,500,000	2,398,833

		7,308,441

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	1,565,000	1,505,066
Microchip Technology, Inc. 3.922% 6/01/21 (a)	905,000	897,749
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	1,225,000	1,209,687

		3,612,502

Telecommunications — 1.6%
Ericsson LM 4.125% 5/15/22	3,720,000	3,659,048
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,904,000	1,920,660
Sprint Communications, Inc. 9.250% 4/15/22	950,000	1,085,375
Verizon Communications, Inc. 2.946% 3/15/22	960,000	949,886

		7,614,969

Transportation — 0.4%
Ryder System, Inc. 2.250% 9/01/21	170,000	164,461
2.500% 9/01/22	40,000	38,431
3.400% 3/01/23	485,000	478,614
3.750% 6/09/23	1,300,000	1,292,011

		1,973,517

	Principal Amount	Value
Trucking & Leasing — 1.3%
DAE Funding LLC 4.000% 8/01/20 (a)	$522,000	$508,950
GATX Corp. 2.600% 3/30/20	975,000	965,523
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	2,400,000	2,322,000
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.375% 2/01/22 (a)	50,000	49,442
4.875% 7/11/22 (a)	2,300,000	2,381,320

		6,227,235

TOTAL CORPORATE DEBT (Cost $213,565,309)		209,135,840

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 5.420% FRN 4/26/27	106,712	106,810

TOTAL MUNICIPAL OBLIGATIONS (Cost $106,713)		106,810

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.0%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class C, 3.556% FRN 9/25/23 (a) (b)	280,000	280,556
Series 2018-1, Class D, 4.056% FRN 9/25/23 (a) (b)	471,000	474,193
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A1, 3.055% FRN 10/16/23 (a) (b)	600,000	600,281
Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 4.155% FRN 4/15/21 (a)	1,250,000	1,254,684

		2,609,714

Automobile ABS — 8.4%
American Credit Acceptance Receivables Trust, Series 2017-4, Class C 2.940% 1/10/24 (a)	2,700,000	2,687,799
BMW Vehicle Lease Trust, Series 2018-1, Class A4 3.360% 3/21/22	500,000	504,459
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	460,000	466,619

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust Series 2017-D, Class A, 1.870% 3/15/21 (a)	$211,519	$210,809
Series 2018-A, Class A, 2.160% 5/17/21 (a)	111,524	111,053
Series 2016-C, Class B, 2.480% 9/15/20 (a)	279,761	279,519
Series 2017-A, Class B, 2.680% 5/17/21 (a)	1,870,000	1,864,346
Series 2018-C, Class B, 3.430% 7/15/22 (a)	240,000	240,043
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	390,000	389,333
Series 2017-1, Class C, 2.840% 4/15/22	630,000	629,499
Series 2018-2, Class B, 3.220% 4/15/22	560,000	559,423
Series 2018-4, Class C, 3.660% 11/15/24	660,000	662,878
DT Auto Owner Trust, Series 2018-3A, Class A 3.020% 2/15/22 (a)	1,162,854	1,159,748
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.830% 9/20/21 (a)	15,491	15,482
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	670,000	666,711
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	514,489	513,814
Series 2018-4A, Class A, 3.050% 12/15/21 (a)	561,247	561,066
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	660,000	659,248
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	1,066,696	1,069,305
First Investors Auto Owner Trust, Series 2017-3A, Class B 2.720% 4/17/23 (a)	890,000	882,197
Flagship Credit Auto Trust Series 2015-3, Class A, 2.380% 10/15/20 (a)	84,575	84,527
Series 2016-3, Class B, 2.430% 6/15/21 (a)	1,150,000	1,145,792
Series 2016-4, Class C, 2.710% 11/15/22 (a)	890,000	883,928
Series 2016-1, Class A, 2.770% 12/15/20 (a)	102,304	102,262
Series 2017-1, Class B, 2.830% 3/15/23 (a)	1,515,000	1,510,823
Series 2017-4, Class C, 2.920% 11/15/23 (a)	1,800,000	1,774,629

	Principal Amount	Value
Series 2018-1, Class B, 3.130% 1/17/23 (a)	$3,250,000	$3,239,212
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	856,770	856,949
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	4,120,000	4,052,307
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,426,174
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	1,420,000	1,401,311
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	950,000	962,883
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	723,741	721,568
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A4 3.630% 9/10/25 (a)	720,000	727,232
Oscar US Funding Trust VI Series 2017-1A, Class A3, 2.820% 6/10/21 (a)	550,000	548,211
Series 2017-1A, Class A4, 3.300% 5/10/24 (a)	400,000	400,267
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	1,589,446	1,585,823
Santander Drive Auto Receivables Trust Series 2014-4, Class D, 3.100% 11/16/20	394,119	394,053
Series 2016-1, Class D, 4.020% 4/15/22	1,740,000	1,756,522
Securitized Equipment Receivable 3.760% 10/11/24	890,000	892,976
4.200% 10/11/24	845,000	848,066
Tesla Auto Lease Trust Series 2018-A, Class B, 2.750% 2/20/20 (a)	390,000	388,767
Series 2018-B, Class A, 3.710% 8/20/21 (a)	513,000	514,790
World Omni Select Auto Trust, Series 2018-1A, Class A1 2.782% 11/15/19 (a)	313,845	313,702

		40,666,125

Commercial MBS — 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.805% FRN 9/15/34 (a) (b)	300,000	298,635

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.465% VRN 1/12/45 (b)	$216,343	$215,440
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.955% FRN 7/15/35 (a) (b)	2,600,000	2,575,869
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.155% FRN 11/15/35 (a) (b)	928,614	914,994
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.666% VRN 7/10/38 (b)	333,596	336,750
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.455% FRN 6/15/32 (a) (b)	2,300,000	2,291,270
MSCG Trust, Series 2018-SELF, Class C, 3.635% FRN 10/15/37 (a) (b)	185,000	181,702
RETL, Series 2018-RVP, Class A, 3.555% FRN 3/15/33 (a) (b)	1,127,051	1,115,625
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (b)	23,450	23,505
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.205% FRN 2/15/35 (a) (b)	485,971	479,624
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	478,515	475,681

		8,909,095

Home Equity ABS — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.746% FRN 10/25/34 (a)	313,313	311,986
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.226% FRN 3/25/35	71,331	71,468

		383,454

Other ABS — 19.0%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 3/15/41 (a)	208,550	205,117
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 6/15/41 (a)	314,534	308,539

	Principal Amount	Value
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/16/38 (a)	$734,894	$742,368
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	819,022	842,338
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100% 3.569% FRN 7/20/26 (a)	387,315	385,687
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.916% FRN 10/15/28 (a)	1,290,000	1,290,645
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	1,400,000	1,371,297
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.605% FRN 6/15/28 (a) (b)	880,000	865,800
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	824,500	853,460
Ascentium Equipment Receivables Trust
Series 2018-2A, Class B, 3.760% 5/10/24 (a)	1,596,000	1,625,195
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	1,436,000	1,464,197
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.565% FRN 1/18/25 (a)	651,365	649,813
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.719% FRN 7/20/30 (a)	650,000	645,587
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	338,491	338,491
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	398,493	393,343
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	770,250	788,870
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	609,667	612,332
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	848,584	861,964

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	$76,148	$75,720
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	1,112,933	1,094,116
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	910,875	907,490
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.966% FRN 9/25/34	25,276	25,026
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.558% FRN 10/26/27 (a) (b)	1,850,000	1,839,860
Diamond Resorts Owner Trust
Series 2015-2, Class A, 2.990% 5/22/28 (a)	228,151	227,419
Series 2016-1, Class A, 3.080% 11/20/28 (a)	763,802	754,299
Series 2015-2, Class B, 3.540% 5/22/28 (a)	124,446	123,980
Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	965,150	953,135
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250% 7.322% FRN 7/15/24 (a)	43,359	43,458
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.286% FRN 7/15/23 (a)	154,610	155,600
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	476,617	471,161
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	206,826	201,579
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	206,182	202,863
FRS I LLC, Series 2013-1A, Class A1 1.800% 4/15/43 (a)	24,599	24,523
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.469% FRN 4/20/31 (a) (b)	1,500,000	1,481,146
Gallatin CLO IX Ltd., Series 2018-1A, Class A, 3.485% FRN 1/21/28 (a) (b)	2,200,000	2,187,926
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	721,594	718,002

	Principal Amount	Value
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	$1,018,524	$1,002,027
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	1,668,383	1,697,311
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.151% FRN 4/25/35	31,218	30,998
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,151,225	1,139,188
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	266,514	266,625
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	669,867	677,721
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	219,482	225,325
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,293,405	1,346,550
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770% 11/25/26 (a)	239,197	235,668
Series 2013-A, Class A, 2.280% 1/25/26 (a)	168,182	167,386
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	541,481	529,433
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	520,000	530,050
KREF Ltd., Series 2018-FL1, Class AS, 3.652% FRN 6/15/36 (a) (b)	2,600,000	2,559,883
Lendmark Funding Trust
Series 2017-2A, Class A, 2.800% 5/20/26 (a)	819,957	805,853
Series 2017-1A, Class A, 2.830% 12/22/25 (a)	630,000	621,809
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	930,000	928,431
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120% 3.565% FRN 1/18/27 (a)	1,780,000	1,772,793
Mariner Finance Issuance Trust
Series 2017-BA, Class A, 2.920% 12/20/29 (a)	3,150,000	3,117,015
Series 2018-AA, Class A, 4.200% 11/20/30 (a)	2,063,000	2,085,979
Marlette Funding Trust
Series 2017-3A, Class A, 2.360% 12/15/24 (a)	264,033	263,178
Series 2017-2A, Class A, 2.390% 7/15/24 (a)	123,105	122,937

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 2.827% 3/15/24 (a)	$138,787	$138,731
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	522,472	522,077
Mosaic Solar Loans LLC
Series 2017-2A, Class D, (Acquired 10/17/17, Cost $542,196), 0.975% 6/22/43 (a) (d) (e)	624,252	583,146
Series 2018-2GS, Class A, (Acquired 6/25/18, Cost $999,838), 4.200% 2/22/44 (a) (d) (e)	916,769	915,485
Series 2017-1A, Class A, (Acquired 1/26/17, Cost $369,894), 4.450% 6/20/42 (a) (d) (e)	211,372	212,939
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (a)	195,019	192,819
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3.686% FRN 1/15/28 (a) (b)	750,000	726,304
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (a)	2,100,000	2,086,903
NP Ferrum LLC
Series 15-1A, Class A1, 2.707% 2/19/45 (f)	135,795	134,277
Series 16-1A, Class A1, 3.968% 3/19/46 (a) (f)	437,150	441,944
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	483,494	477,526
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	1,500,000	1,497,463
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3.899% FRN 4/17/27 (a) (b)	2,150,000	2,105,153
OHA Loan Funding Ltd.
Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 4.026% FRN 8/15/29 (a)	1,350,000	1,349,964
Series 2012-1A, Class B1R, 3 mo. USD LIBOR + 1.850% 4.327% FRN 1/23/27 (a)	400,000	399,224
Orange Lake Timeshare Trust
Series 2014-AA, Class A, 2.290% 7/09/29 (a)	68,243	67,129
Series 2016-A, Class B, 2.910% 3/08/29 (a)	780,037	774,701
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	530,832	532,476

	Principal Amount	Value
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 5.356% FRN 2/25/23 (a) (b)	$670,000	$671,439
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.756% FRN 2/25/37 (a)	2,456	2,456
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.526% FRN 1/15/30 (a) (b)	1,250,000	1,227,699
Sierra Timeshare Receivables Funding LLC
Series 2014-3A, Class A, 2.300% 10/20/31 (a)	421,315	419,405
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	157,396	155,820
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	1,503,297	1,492,536
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	761,048	758,222
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	59,024	58,718
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.050% 12/26/25 (a)	353,646	353,423
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	668,907	667,608
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	2,500,410	2,485,876
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	749,375	764,596
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	2,320,000	2,342,936
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	895,736	892,881
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	1,051,226	1,072,215
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.916% FRN 10/13/29 (a)	1,060,000	1,059,986
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	977,249	974,626
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 3.185% FRN 3/15/22 (a) (b)	1,340,000	1,340,348
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.155% FRN 12/15/20 (a)	670,000	669,474

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	$1,870,000	$1,886,985
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3.535% FRN 10/20/28 (a) (b)	1,100,000	1,088,617
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	1,424,711	1,446,967
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	345,378	342,484
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,388,481
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,179,737	2,172,347
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	1,406,000	1,415,174
VSE VOI Mortgage LLC Series 2016-A, Class B, 2.740% 7/20/33 (a)	713,360	701,751
Series 2018-A, Class C, 4.020% 2/20/36 (a)	760,729	766,515
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	195,829	192,704
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	1,209,373	1,189,432
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (a)	168,558	168,235
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	329,556	328,895
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	701,994	720,228
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	290,000	292,830

		91,528,676

Student Loans ABS — 14.5%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.306% FRN 12/26/44 (a)	212,080	211,358
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.206% FRN 7/25/56 (a)	694,779	694,571

	Principal Amount	Value
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 7/25/58 (a)	$530,000	$477,168
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.590% FRN 7/01/38	197,290	192,602
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.706% FRN 12/26/47 (a) (b)	1,595,824	1,583,260
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.926% FRN 1/15/37	627,096	591,234
Commonbond Student Loan Trust Series 2016-B, Class A1, 2.730% 10/25/40 (a)	447,637	441,096
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	490,000	488,615
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	625,000	626,807
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	472,000	471,955
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	427,018	427,005
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	254,955	238,715
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	56,783	56,460
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	91,718	90,677
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	253,414	252,537
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	1,178,146	1,186,784
Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700% 4.206% FRN 1/25/40 (a)	389,996	395,300
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.406% FRN 10/25/44 (a)	1,221,663	1,230,215
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	996,351	990,797
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.556% FRN 2/26/35 (a)	443,636	449,935
ECMC Group Student Loan Trust Series 2018-1A, Class A, 3.256% FRN 2/27/68 (a) (b)	2,146,805	2,143,882
Series 2018-2A, Class A, 3.306% FRN 9/25/68 (a) (b)	2,366,890	2,364,895

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.706% FRN 12/27/66 (a)	$2,192,327	$2,217,181
EdLinc Student Loan Funding, Series 2017-A, Class A, 3.350% FRN 12/01/47 (a) (b)	2,094,111	2,118,531
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 3.256% FRN 8/25/42 (a) (b)	1,319,424	1,311,116
Series 2018-A, Class B, 4.000% 8/25/42 (a)	630,000	619,226
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.099% FRN 12/01/31	483,223	483,977
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 3.132% FRN 9/27/35	52,893	52,763
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	738,246	713,306
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	791,875	763,549
Navient Student Loan Trust Series 2018-2A, Class A3, 3.256% FRN 3/25/67 (a) (b)	1,830,000	1,831,294
Series 2018-3A, Class A3, 3.306% FRN 3/25/67 (a) (b)	2,500,000	2,469,068
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.656% FRN 7/26/66 (a)	1,800,000	1,820,025
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	410,007	399,254
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.256% FRN 12/26/40 (a)	342,391	341,314
Nelnet Student Loan Trust Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.136% FRN 1/25/37 (a)	470,736	469,890
Series 2018-3A, Class A3, 3.256% FRN 9/27/66 (a) (b)	1,950,000	1,952,465
Series 2012-1A, Class A, 1 mo. USD LIBOR + .800% 3.306% FRN 12/27/39 (a)	1,611,132	1,626,182
Series 2018-5A, Class B, 3.837% FRN 2/25/67 (a) (b)	1,000,000	999,692
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/54 (a)	395,000	389,649

	Principal Amount	Value
Series 2007-2A, Class A4A2, 28 day ARS 6.104% FRN 6/25/35 (a)	$2,800,000	$2,781,841
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.290% FRN 7/25/25	274,472	275,864
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.456% FRN 11/25/65 (a)	1,279,220	1,285,596
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 3.038% FRN 6/15/55	1,508,519	1,415,934
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.600% FRN 1/26/43	464,214	448,469
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.630% FRN 1/27/42	250,000	240,572
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.640% FRN 3/25/44	3,700,000	3,598,176
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.690% FRN 1/27/42	3,200,044	3,049,566
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.710% FRN 3/25/44	2,366,720	2,218,445
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.780% FRN 1/25/44	1,538,332	1,427,453
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.790% FRN 7/25/25	509,340	508,097
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.790% FRN 1/25/41	1,123,133	1,074,005
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.800% FRN 1/25/55	554,645	524,585
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 3.040% FRN 10/25/64 (a)	2,300,000	2,268,329
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.090% FRN 1/25/41	1,820,000	1,804,717
Series 2004-8A, Class A6, 3 mo. USD LIBOR + .630% 3.120% FRN 1/25/40 (a)	450,000	451,064

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.240% FRN 1/25/40	$2,000,000	$1,984,062
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.438% FRN 12/15/38	435,833	417,290
Series 2003-5, Class A7, 28 day ARS 6.220% FRN 6/15/30	100,000	100,000
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.905% FRN 2/17/32 (a)	380,776	386,487
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 4.405% FRN 8/16/32 (a)	1,350,000	1,390,135
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000%3/25/33 (a)	500	518,750
Series 2018-A, Class R1, 0.000%2/25/42 (a)	1,928,100	1,384,761
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	2,069,700	713,012
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	280,000	273,855
Series 2014-A, Class A2, 3.020% 10/25/27 (a)	79,995	79,742
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.256% FRN 8/25/36 (a)	441,543	447,077
Series 2018-B, Class R1, 5.081% 8/26/47 (a)	1,727,800	947,882
Series 2017-D, Class R1, 5.480% 9/25/40 (a)	2,333,800	1,505,884

		69,706,000

WL Collateral CMO — 5.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.640% VRN 8/25/34 (b)	39,545	38,938
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.714% VRN 2/25/34 (b)	23,633	22,862
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	5,077	4,600
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	1,112,059	1,096,941
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	2,167,504	2,172,612
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	638,254	642,806
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,184,385	2,197,935

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.104% VRN 8/25/34 (b)	$7,566	$7,244
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.944% VRN 8/25/34 (b)	52,664	49,650
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	978,100	965,153
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,599,713	1,573,612
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	1,358,876	1,339,980
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	1,482,757	1,464,053
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.792% VRN 2/25/34 (b)	4,455	4,127
Series 2004-A1, Class IIA2, 4.122% VRN 2/25/34 (b)	119,226	115,769
Series 2003-A4, Class IA, 4.597% VRN 7/25/33 (b)	3,454	3,341
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	780,454	782,892
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	1,536,969	1,517,337
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	1,577,759	1,557,917
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	1,120,129	1,081,765
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	1,845,368	1,820,925
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	1,414,699	1,395,966
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	1,160,698	1,166,714
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	2,222,159	2,233,773
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	1,708,618	1,728,277
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	826,995	831,814
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.347% VRN 3/25/34 (b)	28,427	27,371
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	822,972	811,759

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.557% FRN 4/25/44	$80,913	$78,118

		26,734,251

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $241,206,981)		240,537,315

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.1%
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp. Series 4491, Class B, 3.000% 8/15/40	1,135,944	1,127,733
Series 4720, Class A, 3.000% 3/15/41	945,563	938,878
Federal National Mortgage Association Series 2015-80, Class CA, 3.000% 4/25/40	1,515,119	1,501,412
Series 2015-63, Class KA, 3.000% 1/25/41	731,778	728,180
Government National Mortgage Association (b) Series 2014-131, Class BW 3.883% 5/20/41	374,143	397,881

		4,694,084

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.234% 4.183% 3/01/37	239,882	253,301
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	54,257	56,471
Pool #725692 1 year CMT + 2.138% 4.318% FRN 10/01/33	55,024	57,704
Pool #888586 1 year CMT + 2.199% 4.379% FRN 10/01/34	117,579	123,598
Pool #725796 5.500% 9/01/19	35,929	36,086
Pool #844564 5.500% 12/01/20	22,023	22,400
Government National Mortgage Association Pool #507545 7.500% 8/15/29	27,514	31,572

		581,132

	Principal Amount	Value

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,339,724)		$5,275,216

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds & Notes — 3.0%
U.S. Treasury Note 8.000% 11/15/21 (g)	$12,620,000	14,530,254

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,360,522)		14,530,254

TOTAL BONDS & NOTES (Cost $474,579,249)		469,585,435

TOTAL PURCHASED OPTIONS (#) — 1.1% (Cost $5,197,567)		5,430,727

	Number of Shares
MUTUAL FUNDS — 0.0%

DIVERSIFIED FINANCIAL SERVICES — 0.0%
State Street Navigator Securities Lending Prime Portfolio (h)	102,000	102,000

TOTAL DIVERSIFIED FINANCIAL SERVICES (Cost $102,000)		102,000

TOTAL MUTUAL FUNDS (Cost $102,000)		102,000

TOTAL LONG-TERM INVESTMENTS (Cost $479,878,816)		475,118,162

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Commercial Paper — 3.1%
COX Enterprises, Inc. 2.738% 1/02/19 (a)	$2,000,000	1,999,704
ERAC USA Finance LLC 2.944% 1/10/19 (a)	2,000,000	1,998,483
VF Corp. 2.840% 1/03/19 (a)	6,000,000	5,998,695
Westar Energy, Inc. 3.045% 1/09/19 (a)	5,000,000	4,996,603

		14,993,485

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $14,994,133)	$14,993,485

TOTAL INVESTMENTS — 101.8% (Cost $494,872,949) (i)	490,111,647

Other Assets/(Liabilities) — (1.8)%	(8,890,975)

NET ASSETS — 100.0%	$481,220,672

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $269,200,677 or 55.94% of net assets.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $99,980 or 0.02% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Investment was valued using significant unobservable inputs.
(e)

Restricted security. Certain securities are restricted as to resale. At December 31, 2018, these securities amounted to a value of $1,711,570 or 0.36% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $576,221 or 0.12% of net assets.

(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	16,660,000	USD	16,660,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$832,872	$712,311	$(120,561)
Credit Suisse International	18,600,000	USD	18,600,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	892,800	883,955	(8,845)

							1,725,672	1,596,266	(129,406)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	33,920,000	USD	33,920,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$1,695,763	$1,921,888	$226,125
Credit Suisse International	37,080,000	USD	37,080,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	1,776,132	1,912,573	136,441

							3,471,895	3,834,461	362,566

							$5,197,567	$5,430,727	$233,160

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/20/19	523	$62,238,161	$1,576,011
U.S. Treasury Note 2 Year	3/29/19	232	48,952,867	303,633

				$1,879,644

Short
U.S. Treasury Ultra 10 Year	3/20/19	237	$(29,831,612)	$(996,904)
U.S. Treasury Note 5 Year	3/29/19	1,436	(162,061,618)	(2,629,632)

				$(3,626,536)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(242,813)	$924	$(241,889)
Goldman Sachs International	USD	1,120,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(83,618)	(96,992)	(180,610)
Goldman Sachs International	USD	400,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(32,456)	(32,048)	(64,504)

							$(358,887)	$(128,116)	$(487,003)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Goldman Sachs International amounted to $282,014 in securities at December 31, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%

CORPORATE DEBT — 2.1%
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 3.851% FRN 2/15/23 (a)	$1,360,000	$1,258,191
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060% 4.496% FRN 1/15/19	1,280,000	1,280,634

		2,538,825

Computers — 0.3%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (b)	800,000	797,636

Health Care – Products — 0.5%
Becton Dickinson and Co. 3.678% FRN 12/29/20 (a)	1,360,000	1,346,331

Pharmaceuticals — 0.4%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.558% FRN 6/15/22	1,360,000	1,345,093

TOTAL CORPORATE DEBT (Cost $4,042,960)		6,027,885

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.4%
Automobile ABS — 0.5%
Hertz Vehicle Financing II LP, Series 2017-1A, Class B 3.560% 10/25/21 (b)	530,000	528,582
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (b)	280,000	280,187
Securitized Equipment Receivable 3.760% 10/11/24	350,000	351,170
4.200% 10/11/24	370,000	371,342

		1,531,281

Commercial MBS — 1.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.955% FRN 7/15/35 (a) (b)	1,150,000	1,139,327
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.155% FRN 11/15/35 (a) (b)	549,181	541,125
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.666% VRN 7/10/38 (a)	203,178	205,099
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.455% FRN 6/15/32 (a) (b)	1,050,000	1,046,014

	Principal Amount	Value
RETL, Series 2018-RVP, Class A, 3.555% FRN 3/15/33 (a) (b)	$493,085	$488,086
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.205% FRN 2/15/35 (a) (b)	427,654	422,069
VMC Finance LLC, Series 2018-FL1, Class A, 3.275% FRN 3/15/35 (a) (b)	658,548	652,964

		4,494,684

Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770% 3.210% FRN 5/14/29	950,000	947,894

Other ABS — 5.3%
321 Henderson Receivables I LLC Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 6/15/41 (b)	1,218,660	1,195,433
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 12/15/41 (b)	240,897	236,400
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 9/15/41 (b)	133,850	127,926
321 Henderson Receivables LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 3/15/42 (b)	525,620	495,584
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/16/38 (b)	427,033	431,376
AIMCO CLO, Series 2015-AA, Class AR, 3.286% FRN 1/15/28 (a) (b)	1,450,000	1,426,438
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.605% FRN 6/15/28 (a) (b)	920,000	905,154
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.590% FRN 4/25/26 (b)	1,005,924	1,002,962
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	81,049	80,593
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3.216% FRN 4/15/27 (a) (b)	1,450,000	1,432,610

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.966% FRN 9/25/34	$15,539	$15,385
Diamond Resorts Owner Trust, Series 2015-2, Class B 3.540% 5/22/28 (b)	74,668	74,388
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.286% FRN 7/15/23 (b)	131,985	132,830
KREF Ltd., Series 2018-FL1, Class AS, 3.652% FRN 6/15/36 (a) (b)	1,520,000	1,496,547
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	410,000	409,308
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (b)	1,000,000	989,529
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3.236% FRN 1/15/28 (a) (b)	1,500,000	1,474,722
NP Ferrum LLC, Series 16-1A, Class A1 3.968% 3/19/46 (b) (c)	256,045	258,853
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.328% FRN 10/26/27 (a) (b)	1,450,000	1,435,267
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	235,938	232,783
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	303,333	304,272
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 5.356% FRN 2/25/23 (a) (b)	270,000	270,580
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.756% FRN 2/25/37 (b)	1,259	1,259
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class B 3.050% 3/22/32 (b)	312,954	311,792
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.155% FRN 12/15/20 (b)	300,000	299,765

		15,041,756

	Principal Amount	Value
Student Loans ABS — 9.2%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.306% FRN 12/26/44 (b)	$1,519,907	$1,514,732
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 3.394% FRN 9/22/37	444,073	427,155
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.942% FRN 6/25/26	754,737	747,841
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.926% FRN 1/15/37	401,341	378,390
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (b)	236,000	235,977
DRB Prime Student Loan Trust, Series 2015-B, Class A3 2.540% 4/27/26 (b)	52,738	52,139
ECMC Group Student Loan Trust Series 2018-1A, Class A, 3.256% FRN 2/27/68 (a) (b)	2,459,881	2,456,532
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.706% FRN 12/27/66 (b)	1,096,163	1,108,590
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.856% FRN 7/26/66 (b)	822,318	837,919
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 3.350% FRN 12/01/47 (a) (b)	654,410	662,041
Edsouth Indenture No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 12/25/58 (b)	750,000	760,593
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 3.256% FRN 8/25/42 (a) (b)	573,663	570,050
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.389% FRN 8/25/48 (b)	286,174	286,275
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 2.859% FRN 6/28/39 (b)	363,576	347,506

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.099% FRN 12/01/31	$290,448	$290,901
Navient Student Loan Trust Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.756% FRN 6/25/65 (b)	1,825,351	1,839,016
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.806% FRN 3/25/66 (b)	1,520,000	1,552,759
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.256% FRN 12/26/40 (b)	301,845	300,895
Nelnet Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.690% FRN 1/25/38	530,949	504,678
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.840% FRN 10/25/40	843,709	808,037
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.994% FRN 3/23/37	607,869	579,931
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 3.072% FRN 6/25/41	327,267	300,698
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/41 (b)	295,000	294,704
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 3.018% FRN 12/15/39	388,694	366,214
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 3.068% FRN 3/15/40	1,285,415	1,204,835
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.600% FRN 1/26/43	444,872	429,782
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.690% FRN 1/25/70	249,344	237,032
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.700% FRN 10/25/40	311,659	295,856
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.710% FRN 1/25/41	343,384	321,793

	Principal Amount	Value
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.710% FRN 3/25/44	$626,568	$587,314
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.800% FRN 1/25/55	332,787	314,751
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.960% FRN 10/25/64	256,193	243,733
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.090% FRN 10/25/65 (b)	400,000	398,887
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.438% FRN 12/15/38	297,159	284,516
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	250,000	250,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	600,000	600,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	500,000	500,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	900,000	900,000
SMB Private Education Loan Trust Series 2018-B, Class A2B, 3.175% FRN 1/15/37 (a) (b)	1,300,000	1,291,135
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.555% FRN 9/15/34 (b)	250,382	252,192
SoFi Professional Loan Program LLC Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 3.206% FRN 3/26/40 (b)	370,136	369,883
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.706% FRN 3/25/33 (b)	91,208	91,635
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.256% FRN 8/25/36 (b)	542,188	548,984

		26,345,901

WL Collateral CMO — 2.5%
Deephaven Residential Mortgage Trust, Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,341,818	2,356,344
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	444,591	438,706
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	649,159	638,567
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	626,641	618,736

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	$585,512	$578,033
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	499,517	482,409
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	553,610	546,278
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	786,303	790,412
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	726,163	734,518

		7,184,003

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,259,485)		55,545,519

U.S. TREASURY OBLIGATIONS — 77.8%
U.S. Treasury Bonds & Notes — 77.8%
U.S. Treasury Inflation Index 0.125% 4/15/21	2,774,018	2,697,407
0.125% 4/15/22	12,238,211	11,838,875
0.125% 7/15/22	12,810,457	12,442,603
0.125% 1/15/23	12,729,942	12,295,224
0.125% 7/15/24	17,657,037	16,931,814
0.125% 7/15/26	9,779,294	9,181,076
0.250% 1/15/25	14,733,156	14,108,237
0.375% 7/15/23	2,287,293	2,236,410
0.375% 7/15/25 (d)	15,674,904	15,111,179
0.375% 1/15/27	3,454,539	3,281,227
0.375% 7/15/27	10,337,400	9,806,666
0.500% 1/15/28	12,865,758	12,278,088
0.625% 4/15/23	18,777,563	18,465,582
0.625% 2/15/43	6,159,216	5,397,494
0.750% 7/15/28	11,454,024	11,211,074
0.750% 2/15/45	8,150,446	7,286,583
0.875% 2/15/47	4,818,730	4,423,130
1.000% 2/15/48	8,531,661	8,084,970
1.375% 2/15/44	5,186,348	5,354,094
1.750% 1/15/28	4,224,640	4,486,094
2.000% 1/15/26	4,930,574	5,262,222
2.125% 2/15/41	4,792,047	5,658,359
2.375% 1/15/25	7,190,494	7,774,530
2.375% 1/15/27	4,388,720	4,844,844
3.375% 4/15/32	1,780,775	2,283,450
3.625% 4/15/28	3,908,600	4,796,331
3.875% 4/15/29	4,660,746	5,928,797

		223,466,360

TOTAL U.S. TREASURY OBLIGATIONS (Cost $231,192,002)		223,466,360

	Principal Amount	Value

TOTAL BONDS & NOTES (Cost $290,494,447)		$285,039,764

TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $1,610,040)		1,680,590

TOTAL LONG-TERM INVESTMENTS (Cost $292,104,487)		286,720,354

SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper — 0.8%
COX Enterprises, Inc. 2.738% 1/02/19 (b)	$2,400,000	2,399,646

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (e)	521,893	521,893

TOTAL SHORT-TERM INVESTMENTS (Cost $2,921,713)		2,921,539

TOTAL INVESTMENTS — 100.9% (Cost $295,026,200) (f)		289,641,893

Other Assets/(Liabilities) — (0.9)%		(2,455,858)

NET ASSETS — 100.0%		$287,186,035

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $46,278,454 or 16.11% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $258,853 or 0.09% of net assets.

(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)

Maturity value of $521,929. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $536,782.

(f)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,970,000	USD	6,970,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$348,446	$298,008	$(50,438)
Credit Suisse International	3,850,000	USD	3,850,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	184,800	182,969	(1,831)

							533,246	480,977	(52,269)

Put
Barclays Bank PLC	14,190,000	USD	14,190,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$709,401	$803,997	$94,596
Credit Suisse International	7,670,000	USD	7,670,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	367,393	395,616	28,223

							1,076,794	1,199,613	122,819

							$1,610,040	$1,680,590	$70,550

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/20/19	71	$9,941,368	$424,632
U.S. Treasury Note 5 Year	3/29/19	231	26,158,165	334,648

				$759,280

Short
U.S. Treasury Note 10 Year	3/20/19	147	$(17,607,194)	$(329,103)
U.S. Treasury Ultra Bond	3/20/19	35	(5,334,116)	(288,853)

				$(617,956)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	730,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(54,501)	$(63,218)	$(117,719)
Goldman Sachs International	USD	260,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(21,096)	(20,831)	(41,927)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(84,496)	641	(83,855)

							$(160,093)	$(83,408)	$(243,501)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	USD	12,300,000	7/02/20	Quarterly/ Semi-Annually	3-Month USD-LIBOR- BBA	2.775%	$12,419	$-	$12,419

OTC Swaps

Bank of America N.A.	USD	5,300,000	11/20/19	Maturity	2.013%	U.S. Consumer Price Index	$(31,531)	$-	$(31,531)

Bank of America N.A.	USD	5,300,000	1/11/20	Maturity	2.057%	U.S. Consumer Price Index	(48,747)	-	(48,747)

Bank of America N.A.	USD	8,600,000	1/19/20	Maturity	2.095%	U.S. Consumer Price Index	(89,070)	-	(89,070)

Bank of America N.A.	USD	20,500,000	10/01/20	Maturity	2.314%	U.S. Consumer Price Index	(363,132)	-	(363,132)

Bank of America N.A.	USD	14,700,000	10/02/20	Maturity	2.325%	U.S. Consumer Price Index	(308,745)	-	(308,745)

JP Morgan Chase Bank N.A.	USD	10,600,000	12/20/19	Maturity	1.910%	U.S. Consumer Price Index	(58,649)	-	(58,649)

							$(899,874)	$-	$(899,874)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Bank of America N.A. amounted to $850,000 in cash, at December 31, 2018; and collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $88,903 and 257,384 in securities, respectively, at December 31, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 3 mo. USD LIBOR + 3.165%, VRN	130,000	$3,099,200

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,099,200

TOTAL EQUITIES (Cost $3,250,000)		3,099,200

	Principal Amount
BONDS & NOTES — 97.8%

CORPORATE DEBT — 37.3%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$116,000	113,721

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	465,000	532,760

Agriculture — 0.4%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	2,093,000	1,833,826
4.350% 3/15/24	2,120,000	2,079,964
Reynolds American, Inc. 5.850% 8/15/45	1,025,000	952,256

		4,866,046

Airlines — 0.9%
American Airlines Group, Inc. 5.500% 10/01/19 (a)	7,774,000	7,793,435
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	207,315	205,112
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,433,474	1,407,385
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	545,000	545,228
WestJet Airlines Ltd. 3.500% 6/16/21 (a)	807,000	799,977

		10,751,137

Auto Manufacturers — 1.4%
Ford Motor Co. 5.291% 12/08/46	500,000	410,490

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.336% 3/18/21	$2,600,000	$2,522,813
4.140% 2/15/23	3,005,000	2,856,283
4.375% 8/06/23	1,154,000	1,093,115
General Motors Co. 4.200% 10/01/27	1,290,000	1,162,730
5.150% 4/01/38	785,000	670,675
General Motors Financial Co., Inc. 3.500% 11/07/24	3,340,000	3,053,927
4.150% 6/19/23	3,064,000	2,985,412
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (a)	2,120,000	2,095,721

		16,851,166

Banks — 5.5%
Associated Banc-Corp. 4.250% 1/15/25	2,580,000	2,594,250
Banco Santander SA 3.848% 4/12/23	1,600,000	1,554,662
4.250% 4/11/27	2,200,000	2,055,463
Bank of America Corp. 4.183% 11/25/27	2,705,000	2,599,954
4.200% 8/26/24	1,300,000	1,289,340
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,070,208
6.110% 1/29/37	1,275,000	1,401,272
7.750% 5/14/38	555,000	717,771
Bank of Montreal 3.803% VRN 12/15/32 (b)	1,460,000	1,351,960
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,229,714
4.650% VRN 12/31/99 (b) (c)	2,675,000	2,318,891
Barclays PLC 4.009% FRN 5/16/24 (b)	2,290,000	2,180,582
4.337% 1/10/28	1,600,000	1,480,542
BPCE SA 4.625% 7/11/24 (a)	1,600,000	1,573,320
CIT Group, Inc. 4.750% 2/16/24	2,095,000	2,016,438
Citigroup, Inc. 3.875% 3/26/25	3,796,000	3,671,448
8.125% 7/15/39	225,000	312,154
Credit Suisse AG 6.500% 8/08/23 (a)	2,325,000	2,423,812
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (b)	850,000	790,764
4.282% 1/09/28 (a)	1,250,000	1,205,881
Deutsche Bank AG 3.150% 1/22/21	2,050,000	1,981,077
Discover Bank 4.682% VRN 8/09/28 (b)	3,275,000	3,204,915

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Republic Bank 4.375% 8/01/46	$4,530,000	$4,188,857
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,475,009
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (b)	1,450,000	1,353,757
5.950% 1/15/27	1,333,000	1,403,651
6.250% 2/01/41	440,000	501,845
6.750% 10/01/37	1,065,000	1,202,687
HSBC Holdings PLC 4.250% 3/14/24	1,150,000	1,141,272
4.583% VRN 6/19/29 (b)	1,495,000	1,481,901
ING Groep NV 4.100% 10/02/23	2,370,000	2,368,560
JP Morgan Chase & Co. 5.600% 7/15/41	1,225,000	1,380,110
Morgan Stanley 4.350% 9/08/26	3,925,000	3,814,332
5.000% 11/24/25	1,250,000	1,274,584
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	1,975,000	1,899,194
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	2,955,000	2,914,812
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,776,989
Wells Fargo & Co. 5.375% 11/02/43	851,000	888,081
5.606% 1/15/44	620,000	672,398

		68,762,457

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	4,925,000	4,567,373
Molson Coors Brewing Co. 4.200% 7/15/46	1,689,000	1,403,227
5.000% 5/01/42	350,000	329,447

		6,300,047

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	500,000	515,075
Celgene Corp. 3.450% 11/15/27	2,875,000	2,616,234
4.350% 11/15/47	1,150,000	968,420

		4,099,729

Building Materials — 0.6%
CRH America Finance, Inc. 3.950% 4/04/28 (a)	2,105,000	2,005,766
Standard Industries, Inc. 5.000% 2/15/27 (a)	3,366,000	2,945,250
5.375% 11/15/24 (a)	1,612,000	1,513,265

	Principal Amount	Value
5.500% 2/15/23 (a)	$1,207,000	$1,182,860

		7,647,141

Chemicals — 1.3%
Ashland, Inc. 6.875% 5/15/43	406,000	399,910
DowDuPont, Inc. 5.319% 11/15/38	2,075,000	2,136,593
Huntsman International LLC 5.125% 11/15/22	1,137,000	1,145,527
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,130,000	1,154,952
The Mosaic Co. 4.050% 11/15/27	1,148,000	1,088,800
RPM International, Inc. 3.750% 3/15/27	415,000	394,046
SABIC Capital II BV 4.000% 10/10/23 (a)	1,465,000	1,457,675
4.500% 10/10/28 (a)	1,433,000	1,424,975
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	617,709
Syngenta Finance NV 3.698% 4/24/20 (a)	2,040,000	2,025,218
4.441% 4/24/23 (a)	2,400,000	2,312,943
Yara International ASA 4.750% 6/01/28 (a)	2,310,000	2,302,410

		16,460,758

Commercial Services — 0.4%
The ADT Security Corp. 6.250% 10/15/21	4,903,000	4,970,416
ERAC USA Finance LLC 6.700% 6/01/34 (a)	355,000	421,668

		5,392,084

Computers — 0.5%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	535,000	537,419
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,232,900

		6,770,319

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,550,000	2,424,314
3.875% 1/23/28	4,325,000	3,774,444
4.500% 5/15/21	1,975,000	1,980,700
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,254,458
Aircastle Ltd. 4.400% 9/25/23	960,000	944,182
5.000% 4/01/23	1,950,000	1,957,663
Ally Financial, Inc. 4.125% 2/13/22	1,625,000	1,578,281

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Antares Holdings LP 6.000% 8/15/23 (a)	$3,260,000	$3,222,651
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,380,000	2,274,114
Discover Financial Services 4.100% 2/09/27	1,710,000	1,596,402
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,790,000	2,336,811
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,295,000	2,277,548
High Street Funding Trust I 4.111% 2/15/28 (a)	3,290,000	3,230,912
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,137,042
4.500% 9/19/28	755,000	755,142
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,145,755
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (a)	1,080,000	1,079,040

		33,969,459

Electric — 2.2%
CenterPoint Energy, Inc. 4.250% 11/01/28	3,250,000	3,293,384
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	925,000	881,195
CMS Energy Corp. 4.700% 3/31/43	655,000	663,632
4.875% 3/01/44	700,000	730,689
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,158,503
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	43,889
EDP Finance BV 3.625% 7/15/24 (a)	2,960,000	2,767,840
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	1,505,000	1,307,469
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,079,802
3.700% 9/01/24	1,040,000	1,012,439
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	2,425,000	2,303,556
7.250% 1/15/19 (a)	457,000	457,192
Nevada Power Co., Series N, 6.650% 4/01/36	1,000,000	1,297,202
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	181,763
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	741,407
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	2,090,000	2,115,499

	Principal Amount	Value
Southwestern Electric Power Co. 6.200% 3/15/40	$1,815,000	$2,147,991
Xcel Energy, Inc. 6.500% 7/01/36	1,550,000	1,949,936

		27,133,388

Electronics — 0.3%
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	879,899
3.875% 1/12/28	970,000	883,589
4.500% 3/01/23	135,000	136,722
5.125% 3/01/21	750,000	773,288
Ingram Micro, Inc. 5.450% STEP 12/15/24	1,381,000	1,343,156

		4,016,654

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,225,000	1,155,175

Gas — 0.3%
NiSource, Inc. 4.800% 2/15/44	1,350,000	1,307,016
Spire, Inc. 4.700% 8/15/44	2,000,000	2,025,278

		3,332,294

Health Care – Products — 0.2%
Becton Dickinson and Co. 4.685% 12/15/44	800,000	748,771
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,316,270

		2,065,041

Health Care – Services — 0.2%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	960,000	988,374
Humana, Inc. 3.950% 3/15/27	515,000	503,147
4.800% 3/15/47	780,000	780,614

		2,272,135

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,738,748
4.750% 5/30/25	1,200,000	1,125,000
PulteGroup, Inc. 5.000% 1/15/27	1,700,000	1,538,500

		6,402,248

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	1,300,000	1,280,949

Insurance — 3.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,970,000	4,845,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. 4.200% 4/01/28	$1,425,000	$1,372,793
4.500% 7/16/44	1,200,000	1,070,915
4.750% 4/01/48	450,000	411,805
5.750% VRN 4/01/48 (b)	2,595,000	2,257,650
AmTrust Financial Services, Inc. 6.125% 8/15/23	2,965,000	2,679,307
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,204,527
The Athene Holding Ltd. 4.125% 1/12/28	5,590,000	5,077,735
AXIS Specialty Finance PLC 4.000% 12/06/27	2,760,000	2,641,338
CNA Financial Corp. 3.450% 8/15/27	1,095,000	1,018,789
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,740,962
5.250% 5/30/25	2,164,000	2,061,210
Enstar Group Ltd. 4.500% 3/10/22	890,000	895,942
The Progressive Corp. 5.375% VRN 12/31/99 (b) (c)	1,150,000	1,077,607
Prudential Financial, Inc. 5.700% VRN 9/15/48 (b)	2,730,000	2,538,900
Trinity Acquisition PLC 4.400% 3/15/26	500,000	496,858
USF&G Capital I 8.500% 12/15/45 (a)	1,015,000	1,391,919
Voya Financial, Inc. 4.700% VRN 1/23/48 (b)	1,010,000	795,375
Willis North America, Inc. 4.500% 9/15/28	2,135,000	2,118,264
7.000% 9/29/19	706,000	722,202
XLIT Ltd. 4.450% 3/31/25	4,114,000	4,088,376

		40,508,224

Internet — 0.3%
Amazon.com, Inc. 4.050% 8/22/47	2,055,000	2,007,939
Tencent Holdings Ltd. 3.595% 1/19/28 (a)	1,290,000	1,212,035

		3,219,974

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	3,465,000	3,293,415
3.875% 1/15/20	2,750,000	2,755,770
BlackRock TCP Capital Corp. 4.125% 8/11/22	2,810,000	2,707,746
FS KKR Capital Corp. 4.000% 7/15/19	3,270,000	3,266,302

		12,023,233

	Principal Amount	Value
Iron & Steel — 0.7%
ArcelorMittal 5.125% 6/01/20 (d)	$2,375,000	$2,414,417
5.250% STEP 8/05/20	2,241,000	2,273,967
6.250% STEP 2/25/22 (d)	755,000	798,035
Vale Overseas Ltd. 5.875% 6/10/21	2,775,000	2,910,281
6.875% 11/21/36	600,000	686,100

		9,082,800

Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	1,079,000	1,105,975

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,850,771

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,200,000	1,117,680
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,905,000	1,958,223
Comcast Corp. 3.400% 7/15/46	1,450,000	1,201,435
Discovery Communications LLC 3.950% 3/20/28	1,325,000	1,228,591
5.000% 9/20/37	975,000	904,384
Grupo Televisa SAB 6.625% 3/18/25	617,000	677,142
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	665,562
8.250% 4/01/19	235,000	237,637
8.750% 2/14/19	365,000	367,038
Warner Media LLC 6.250% 3/29/41	15,000	16,194

		8,373,886

Mining — 0.7%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	857,000	771,403
Glencore Funding LLC 3.875% 10/27/27 (a)	950,000	849,281
4.625% 4/29/24 (a)	2,635,000	2,611,917
Kinross Gold Corp. 4.500% 7/15/27	996,000	860,295
5.125% 9/01/21	3,325,000	3,316,687

		8,409,583

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 2.700% 10/09/22	1,400,000	1,299,097

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 1/10/39	$429,000	$448,521

		1,747,618

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	830,000	811,325
3.875% STEP 10/01/21	2,825,000	2,644,906

		3,456,231

Oil & Gas — 2.7%
Anadarko Petroleum Corp. 6.600% 3/15/46	1,228,000	1,355,931
Antero Resources Corp. 5.375% 11/01/21	6,265,000	6,045,725
Cenovus Energy, Inc. 3.000% 8/15/22	1,225,000	1,162,905
4.250% 4/15/27	1,475,000	1,343,463
6.750% 11/15/39	1,000,000	975,912
Continental Resources, Inc. 4.375% 1/15/28	1,556,000	1,463,825
Diamondback Energy, Inc. 4.750% 11/01/24 (a)	2,174,000	2,097,910
Encana Corp. 6.500% 2/01/38	530,000	574,622
EQT Corp. 3.900% 10/01/27	4,345,000	3,745,745
Helmerich & Payne, Inc. 4.650% 3/15/25 (a)	1,415,000	1,442,811
Marathon Petroleum Corp. 4.500% 4/01/48 (a)	495,000	415,491
4.750% 9/15/44	625,000	551,160
6.500% 3/01/41	1,060,000	1,143,463
Nabors Industries, Inc. 5.500% 1/15/23 (d)	1,335,000	1,059,617
Newfield Exploration Co. 5.750% 1/30/22	2,110,000	2,131,100
Patterson-UTI Energy, Inc. 3.950% 2/01/28	910,000	834,465
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,150,000	1,098,250
Petroleos Mexicanos 3.500% 1/30/23	650,000	588,250
4.625% 9/21/23	550,000	516,175
5.350% 2/12/28	1,925,000	1,679,563
5.500% 1/21/21	3,065,000	3,052,648
6.375% 1/23/45	640,000	515,200
6.500% 3/13/27	295,000	277,300
6.625% 6/15/38	202,000	172,710

		34,244,241

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337% 12/15/27	383,000	352,396

	Principal Amount	Value
National Oilwell Varco, Inc. 3.950% 12/01/42	$1,423,000	$1,135,656

		1,488,052

Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,960,000	3,749,980

Pharmaceuticals — 1.4%
AbbVie, Inc. 4.700% 5/14/45	1,115,000	1,013,995
Bayer US Finance II LLC 4.400% 7/15/44 (a)	1,625,000	1,390,810
4.625% 6/25/38 (a)	1,145,000	1,039,821
CVS Health Corp. 4.300% 3/25/28	959,000	937,527
5.050% 3/25/48	1,370,000	1,332,475
6.125% 9/15/39	895,000	991,349
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,945,744	2,095,589
Express Scripts Holding Co. 4.500% 2/25/26	794,000	804,746
4.800% 7/15/46	1,105,000	1,059,331
Mylan, Inc. 3.125% 1/15/23 (a)	1,350,000	1,265,936
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,225,000	1,192,099
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	315,000	310,110
2.200% 7/21/21	4,269,000	3,924,116
4.100% 10/01/46	510,000	337,099

		17,695,003

Pipelines — 2.2%
Alliance Pipeline LP 6.996% 12/31/19 (a)	191,445	193,611
Andeavor Logistics LP 6.875% VRN 12/31/99 (b) (c)	3,125,000	2,781,250
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	624,000	636,480
Energy Transfer LP 5.875% 1/15/24	1,125,000	1,144,688
7.500% 10/15/20	1,075,000	1,118,000
Energy Transfer Operating LP 4.200% 4/15/27	1,025,000	955,230
6.125% 12/15/45	885,000	865,528
6.250% VRN 12/31/99 (b) (c)	2,635,000	2,205,166
EnLink Midstream Partners LP 4.150% 6/01/25	1,875,000	1,690,382
4.850% 7/15/26	996,000	898,160
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (b)	1,120,000	926,057

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQM Midstream Partners LP 4.750% 7/15/23	$2,870,000	$2,863,829
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	424,525
6.500% 2/01/37	571,000	615,135
6.550% 9/15/40	535,000	577,471
6.950% 1/15/38	65,000	72,498
MPLX LP 4.500% 4/15/38	1,115,000	973,782
4.800% 2/15/29	665,000	663,362
5.200% 3/01/47	240,000	220,919
Phillips 66 Partners LP 4.680% 2/15/45	172,000	154,890
Plains All American Pipeline LP 6.125% VRN 12/31/99 (b) (c)	2,590,000	2,175,600
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,252,161
4.700% 6/15/44	650,000	557,746
Sabine Pass Liquefaction LLC 4.200% 3/15/28	1,545,000	1,477,821
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,370,000	1,254,843
5.300% 4/01/44	500,000	441,510
Western Gas Partners LP 4.500% 3/01/28	615,000	574,855

		27,715,499

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	3,220,000	3,142,236
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	3,100,000	3,061,250

		6,203,486

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Trust #1 3.652% 3/15/48 (a)	1,810,000	1,807,968
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,301,777
Host Hotels & Resorts LP 3.875% 4/01/24	1,560,000	1,538,960
Kimco Realty Corp. 3.300% 2/01/25	945,000	900,702
Mid-America Apartments LP 3.600% 6/01/27	1,090,000	1,051,874
National Retail Properties, Inc. 4.300% 10/15/28	800,000	803,943
SBA Tower Trust 3.156% 10/10/45 (a)	1,500,000	1,485,045
3.168% 4/09/47 (a)	1,840,000	1,809,083

	Principal Amount	Value
VEREIT Operating Partnership LP 4.625% 11/01/25	$1,500,000	$1,502,796
Weingarten Realty Investors 3.250% 8/15/26	580,000	536,776

		12,738,924

Retail — 0.8%
Dollar Tree, Inc. 4.000% 5/15/25	1,825,000	1,754,471
4.200% 5/15/28	2,080,000	1,970,172
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	3,375,000	3,164,096
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,478,955
QVC, Inc. 4.375% 3/15/23	1,140,000	1,093,868
5.125% 7/02/22	750,000	757,922

		10,219,484

Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	955,000	947,348

Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,560,000	2,715,240

Telecommunications — 1.5%
AT&T, Inc. 3.400% 5/15/25	1,075,000	1,012,277
4.750% 5/15/46	3,625,000	3,218,616
5.250% 3/01/37	638,000	626,661
CenturyLink, Inc. 6.150% 9/15/19 (d)	760,000	769,712
Crown Castle Towers LLC 4.241% 7/15/48 (a)	1,750,000	1,741,513
Embarq Corp. 7.995% 6/01/36	200,000	181,000
Ericsson LM 4.125% 5/15/22	3,025,000	2,975,435
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,109,625
Sprint Communications, Inc. 9.250% 4/15/22	2,500,000	2,856,250
Telecom Italia SpA 5.303% 5/30/24 (a)	600,000	570,000
Telefonica Emisiones SAU 4.665% 3/06/38	1,040,000	940,775
Turk Telekomunikasyon AS 3.750% 6/19/19 (a)	1,510,000	1,488,576
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,174,858

		18,665,298

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	$1,340,000	$1,363,463
CSX Corp. 4.750% 11/15/48	820,000	828,899
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	845,000	855,720

		3,048,082

Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	1,037,000	1,011,075
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,449,250
5.250% 8/15/22 (a)	4,820,000	4,663,350

		7,123,675

TOTAL CORPORATE DEBT (Cost $485,419,135)		467,507,315

MUNICIPAL OBLIGATIONS — 0.5%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,255,051
New York City Water & Sewer System 5.882% 6/15/44	390,000	500,078
State of California BAB 7.550% 4/01/39	505,000	723,438
7.600% 11/01/40	1,510,000	2,198,877

		6,677,444

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,516,974)		6,677,444

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.6%
Automobile ABS — 1.3%
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	7,330,000	7,209,566
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	3,610,000	3,562,487
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	1,773,875	1,768,548
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (a)	4,000,000	3,981,624

		16,522,225

Commercial MBS — 2.5%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (b)	4,140,000	4,104,395

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.805% FRN 9/15/34 (a) (b)	$760,000	$756,541
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (b)	2,200,000	2,183,955
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (b)	1,590,000	1,542,491
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (b)	1,220,000	1,154,979
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.955% FRN 7/15/35 (a) (b)	4,800,000	4,755,451
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.155% FRN 11/15/35 (a) (b)	2,456,335	2,420,306
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	2,176,000	2,230,790
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (b)	1,200,000	1,198,687
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (b)	1,050,000	1,019,078
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (a)	1,100,000	1,125,877
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (a) (b)	860,000	893,428
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.666% VRN 7/10/38 (b)	988,431	997,777
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	800,000	829,894
Morgan Stanley Capital I Trust Series 2018-H3, Class B, 4.620% 7/15/51	740,000	758,364
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (b)	825,000	847,248
MSCG Trust, Series 2018-SELF, Class C, 3.635% FRN 10/15/37 (a) (b)	505,000	495,998
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (b)	79,469	79,655
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (a)	1,610,000	1,625,012

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (a)	$76,153	$76,212
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (b)	1,400,000	1,432,289
Series 2018-C45, Class B, 4.556% 6/15/51	390,000	401,139

		30,929,566

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.406% FRN 2/25/35	773,329	754,506
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.226% FRN 3/25/35	168,748	169,073

		923,579

Other ABS — 14.3%
321 Henderson Receivables LLC Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.655% FRN 3/15/42 (a)	575,680	542,783
Series 2015-1A, Class A, 3.260% 9/15/72 (a)	513,046	505,031
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.040% FRN 1/25/35	427,241	424,552
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	2,006,062	2,026,463
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	2,397,137	2,465,381
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.916% FRN 10/15/28 (a)	2,850,000	2,851,425
Apidos CLO XXV, Series 2016-25A, Class A2R, 4.289% FRN 10/20/31 (a) (b)	2,610,000	2,555,772
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	2,134,000	2,208,955
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (a)	2,834,000	2,891,007
Assurant CLO III Ltd., Series 2018-2A, Class C, 4.409% FRN 10/20/31 (a) (b)	1,400,000	1,325,169

	Principal Amount	Value
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3.987% FRN 11/27/31 (a) (b)	$2,400,000	$2,381,338
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.565% FRN 1/18/25 (a)	703,474	701,797
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.719% FRN 7/20/30 (a)	2,660,000	2,641,939
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.559% FRN 4/20/31 (a) (b)	1,920,000	1,895,436
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	522,244	522,244
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	828,118	817,415
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,443,000	1,477,882
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,100,000	1,097,741
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	944,000	951,230
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.834% FRN 8/14/30 (a)	3,900,000	3,857,896
Series 2018-4A, Class A2, 4.637% FRN 1/20/31 (a) (b)	1,080,000	1,068,568
Series 2015-3A, Class CR, 5.359% FRN 7/28/28 (a) (b)	310,000	294,430
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,542,880	1,567,208
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	75,394	74,970
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.629% FRN 11/16/30 (a) (b)	2,100,000	2,084,767
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.669% FRN 10/20/30 (a) (b)	2,120,000	2,104,691
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	1,020,189	1,002,940

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.966% FRN 9/25/34	$77,331	$76,564
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3.925% FRN 10/23/31 (a) (b)	1,300,000	1,292,817
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	600,926	596,310
Diamond Resorts Owner Trust Series 2015-2, Class A, 2.990% 5/22/28 (a)	431,413	430,028
Series 2016-1, Class A, 3.080% 11/20/28 (a)	1,474,928	1,456,578
Series 2018-1, Class A, 3.700% 1/21/31 (a)	1,660,133	1,673,710
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,502,450	1,483,746
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	661,625	667,716
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,656,250	3,692,486
Drug Royalty Corp., Inc. Series 2014-1, Class A2, 3.484% 7/15/23 (a)	150,839	149,769
Series 2012-1, Class A2, 5.800% 7/15/24 (a)	34,103	34,057
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.200% FRN 10/15/30 (a) (b)	1,700,000	1,682,441
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	575,315	566,053
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.469% FRN 4/20/31 (a) (b)	1,100,000	1,086,174
Global Container Assets Ltd., Series 2015-1A, Class A2 3.450% 2/05/30 (a)	1,192,355	1,171,676
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	279,167	275,863
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.619% FRN 11/28/30 (a) (b)	2,250,000	2,232,988
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	2,173,330	2,138,129
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	1,020,064	1,030,798

	Principal Amount	Value
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	$2,454,532	$2,497,091
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.151% FRN 4/25/35	78,045	77,496
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,576,660	1,605,744
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,337,693	1,309,035
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,314,458	1,300,715
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	399,770	399,937
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,300,712	1,315,963
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	321,384	329,940
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	2,328,130	2,423,790
Highbridge Loan Management Ltd. Series 12A-18, Class B, 4.222% FRN 7/18/31 (a) (b)	1,700,000	1,579,320
Series 13A-18, Class C, 4.586% FRN 10/15/30 (a) (b)	1,000,000	947,464
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.280% 1/25/26 (a)	184,866	183,992
Series 2018-AA, Class C, 4.000% 2/25/32 (a)	676,413	684,525
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	1,260,000	1,284,351
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,739,910	1,793,910
JG Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (a)	712,593	725,644
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,394,167	2,440,163
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	1,250,000	1,233,748
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	1,650,000	1,647,217
Madison Park Funding XIV Ltd., Series 2014-14A, Class CRR, 4.669% FRN 10/22/30 (a) (b)	790,000	759,102
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.448% FRN 10/18/30 (a) (b)	680,000	653,713

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.216% FRN 7/15/30 (a) (b)	$2,090,000	$2,048,961
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.476% FRN 1/23/31 (a) (b)	1,000,000	979,202
Magnetite XV Ltd., Series 2015-15A, Class CR, 4.290% FRN 7/25/31 (a) (b)	2,830,000	2,641,160
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.625% FRN 12/18/30 (a) (b)	2,000,000	1,975,020
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	2,235,000	2,259,895
Marlette Funding Trust, Series 2017-2A, Class B 3.190% 7/15/24 (a)	970,000	968,499
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (a)	268,268	267,452
Milos CLO Ltd., Series 2017-1A, Class A, 3.719% FRN 10/20/30 (a) (b)	940,000	933,179
Mosaic Solar Loans LLC Series 2017-2A, Class A (Acquired 10/17/17, Cost $ 1,109,857), 3.820% 6/22/43 (a) (e) (f)	820,624	825,599
Series 2018-1A, Class A (Acquired 4/11/18, Cost $439,977), 4.010% 6/22/43 (a) (e) (f)	385,334	390,012
Series 2017-1A, Class A, (Acquired 1/26/17, Cost $719,794), 4.450% 6/20/42 (a) (e) (f)	411,319	414,367
MP CLO III Ltd., Series 2013-1A, Class AR, 3.719% FRN 10/20/30 (a) (b)	1,850,000	1,836,538
MVW Owner Trust Series 2014-2, Class A, 2.250% 9/22/31 (a)	760,972	747,773
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	428,127	420,001
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	563,303	554,978
NP Ferrum LLC Series 15-1A, Class A1, 2.707% 2/19/45 (g)	380,225	375,976
Series 16-1A, Class A1, 3.968% 3/19/46 (a) (g)	1,092,874	1,104,861
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,190,000	2,220,976

	Principal Amount	Value
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/16/51 (a)	$10,300,000	$10,160,994
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 4.665% FRN 10/20/30 (a) (b)	1,180,000	1,142,770
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	181,271	178,312
Series 2016-A, Class B, 2.910% 3/08/29 (a)	780,037	774,701
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	1,137,497	1,141,021
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 5.356% FRN 2/25/23 (a) (b)	1,180,000	1,182,535
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.985% FRN 2/20/30 (a)	700,000	696,728
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 4.062% FRN 10/25/31 (a) (b)	1,030,000	1,015,870
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (a)	167,233	166,367
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	1,322,611	1,333,040
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	2,339,047	2,371,599
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (a)	1,552,352	1,548,878
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	1,096,218	1,091,255
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	853,544	845,288
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (a)	4,200,000	4,192,183
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.573% FRN 8/18/31 (a) (b)	1,660,000	1,574,193
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (a)	1,514,766	1,557,130
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	298,683	293,202

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	$669,000	$682,948
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,933,712	1,880,059
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (a)	1,440,000	1,452,683
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	2,110,794	2,152,940
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.916% FRN 10/13/29 (a)	2,340,000	2,339,970
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 4.526% FRN 1/20/31 (a) (b)	2,440,000	2,405,432
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (a)	2,370,000	2,426,241
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	465,510	461,609
Series 2017-1A, Class A2, 3.736% 8/15/47 (a)	820,000	826,960
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	2,970,770	2,960,698
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (a)	801,734	789,938
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,905,426	2,963,076
Voya CLO Ltd., Series 2015-3A, Class A3R, 4.190% FRN 10/20/31 (a) (b)	1,500,000	1,469,131
WAVE Trust Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,620,965	3,625,292
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,248,232	2,243,747
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (a)	2,259,113	2,270,385
Series 2015-1A, Class A23, 4.497% 6/15/45 (a)	3,096,000	3,189,421
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (a)	1,036,551	1,028,822
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,334,778	1,369,448

	Principal Amount	Value
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	$730,000	$737,124

		178,776,232

Student Loans ABS — 11.4%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.606% FRN 12/27/44 (a)	1,197,233	1,203,143
AccessLex Institute Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.857% FRN 11/22/24	49,620	49,545
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.590% FRN 7/01/38	218,428	213,238
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN1/25/47	875,000	695,689
DRB Prime Student Loan Trust Series 2016-R, Class A2, 3.070% 10/25/44 (a)	2,815,552	2,769,388
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.506% FRN 4/25/40 (a)	346,975	354,319
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (a)	895,794	892,845
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.306% FRN 9/25/68 (a) (b)	6,182,898	6,177,685
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.706% FRN 12/27/66 (a)	2,419,119	2,446,544
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.856% FRN 7/26/66 (a)	3,394,529	3,458,930
EdLinc Student Loan Funding, Series 2017-A, Class A, 3.350% FRN 12/01/47 (a) (b)	2,985,745	3,020,562
Education Loan Asset-Backed Trust I Series 2003-1, Class A2, 28 day ARS 0.000% FRN 2/01/43 (a)	1,300,000	1,217,768
Series 2003-2, Class 2A1, 28 day ARS 0.000% FRN 8/01/43 (a)	1,950,000	1,809,335
Higher Education Funding I Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	528,231

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	$600,000	$513,557
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	942,027	924,797
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	800,000	805,362
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.175% FRN 12/15/59 (a) (b)	850,000	852,379
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (a)	1,480,000	1,458,436
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.206% FRN 2/25/70 (a)	3,174,023	3,182,779
Series 2018-1A, Class A3, 3.226% FRN 3/25/67 (a) (b)	3,810,000	3,788,656
Series 2014-1, Class A4, 1 mo. USD LIBOR + .750% 3.256% FRN 2/25/39	3,300,000	3,263,871
Series 2018-2A, Class A3, 3.256% FRN 3/25/67 (a) (b)	3,320,000	3,322,348
Series 2017-5A, Class A, 3.306% FRN 7/26/66 (a) (b)	1,711,952	1,714,845
Series 2018-3A, Class A3, 3.306% FRN 3/25/67 (a) (b)	4,650,000	4,592,466
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.756% FRN 6/25/65 (a)	2,760,107	2,780,770
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.806% FRN 3/25/66 (a)	6,800,000	6,946,554
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 7/26/49	2,500,000	2,514,084
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 10/25/58	1,200,000	1,217,112
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	746,307
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	783,969	763,409
Nelnet Student Loan Trust Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.600% FRN 10/25/33	1,043,441	1,029,317
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.924% FRN 3/23/37	1,133,691	1,122,958

	Principal Amount	Value
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.136% FRN 1/25/37 (a)	$1,882,945	$1,879,558
Series 2018-3A, Class A3, 3.256% FRN 9/27/66 (a) (b)	3,500,000	3,504,425
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 10/25/50 (a)	850,000	791,661
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 5/26/54 (a)	1,200,000	1,162,739
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 5/26/54 (a)	1,130,000	1,121,159
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/54 (a)	1,100,000	1,085,099
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.456% FRN 11/25/65 (a)	2,449,705	2,461,917
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.816% FRN 2/15/45	1,872,835	1,737,741
SLM Student Loan Trust Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.630% FRN 10/25/28	2,092,395	2,077,040
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.630% FRN 1/27/42	600,000	577,374
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.640% FRN 3/25/44	9,980,000	9,705,350
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.700% FRN 10/25/40	2,187,081	2,076,181
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.800% FRN 1/25/55	1,613,512	1,526,064
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.090% FRN 1/25/41	3,280,000	3,252,456
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.090% FRN 10/25/65 (a)	14,500,000	14,459,657
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/43	1,970,000	1,942,783
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	600,000	600,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	$450,000	$450,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,800,000	3,813,718
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	600,000	600,000
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	1,388,247	1,363,628
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,745,640
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	1,200	1,245,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,647,800	2,998,993
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,470,600	2,492,585
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,139,900	1,722,568
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	5,678,800	1,956,347
Series 2017-A, Class B, 3.440% VRN 3/26/40 (a) (b)	1,180,000	1,152,451
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.349% FRN 1/03/33	2,030,000	2,048,044
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.849% FRN 8/01/35	3,025,000	3,067,420
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.246% FRN 10/01/46	2,000,000	2,022,786

		143,017,613

WL Collateral CMO — 1.0%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.640% VRN 8/25/34 (b)	137,115	135,009
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.714% VRN 2/25/34 (b)	83,219	80,505
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	18,409	16,677
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (b)	737,276	729,449

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.104% VRN 8/25/34 (b)	$25,836	$24,737
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.944% VRN 8/25/34 (b)	162,371	153,078
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (b)	2,957,131	2,887,270
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.792% VRN 2/25/34 (b)	16,908	15,663
Series 2003-A4, Class IA, 4.597% VRN 7/25/33 (b)	8,612	8,331
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (b)	3,578,504	3,505,929
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	3,163,794	3,172,485
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	2,018,833	2,050,883
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.347% VRN 3/25/34 (b)	101,929	98,145
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.557% FRN 4/25/44	278,341	268,725

		13,146,886

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $384,109,730)		383,316,101

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,218,400
Mexico Government International Bond 4.750% 3/08/44	4,328,000	3,934,152
6.750% 9/27/34	950,000	1,082,145

		8,234,697

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,707)		8,234,697

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.6%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	$1,340,888	$1,458,257
Series 2693, Class Z, 5.500% 10/15/33	2,420,838	2,596,353
Series 2178, Class PB, 7.000% 8/15/29	199,663	219,061

		4,273,671

Pass-Through Securities — 26.2%
Federal Home Loan Mortgage Corp. Pool #Q41916 3.500% 7/01/46	1,505,140	1,511,901
Pool #Q42045 3.500% 7/01/46	647,747	650,656
Pool #Q44275 3.500% 11/01/46	1,273,620	1,278,943
Pool #Q44277 3.500% 11/01/46	388,845	389,984
Pool #Q52216 3.500% 11/01/47	5,065,116	5,064,126
Pool #Z40047 4.000% 10/01/41	258,562	265,733
Pool #V83764 4.000% 12/01/47	8,346,459	8,515,344
Pool #V83796 4.000% 12/01/47	15,639,514	15,955,970
Pool #Q52834 4.000% 12/01/47	1,431,179	1,459,691
Pool #V83962 4.000% 2/01/48	2,564,840	2,616,738
Pool #Q57232 4.000% 7/01/48	2,273,823	2,318,589
Pool #C00836 7.000% 7/01/29	8,415	9,460
Pool #C49314 7.000% 4/01/31	4,597	5,239
Pool #C51422 7.000% 5/01/31	1,741	1,986
Pool #C53034 7.000% 6/01/31	12,101	13,706
Pool #G01311 7.000% 9/01/31	44,220	50,045
Pool #G01317 7.000% 10/01/31	26,913	30,413
Pool #G00143 7.500% 6/01/23	306	327
Pool #C55867 7.500% 2/01/30	19,175	21,222
Pool #C41497 7.500% 9/01/30	69	79
Pool #C44830 7.500% 11/01/30	22	25
Pool #C45235 7.500% 12/01/30	14,915	16,917
Pool #C46038 7.500% 12/01/30	617	699
Pool #C01116 7.500% 1/01/31	822	942
Pool #C46309 7.500% 1/01/31	476	544
Pool #C46560 7.500% 1/01/31	485	539
Pool #C46810 7.500% 1/01/31	119	136
Pool #C47063 7.500% 1/01/31	2,634	2,997
Pool #C47060 7.500% 1/01/31	649	745
Pool #G00653 8.500% 11/01/25	13,296	14,715
Federal National Mortgage Association Pool #MA2806 3.000% 11/01/46	18,666,532	18,229,765
Pool #BM3564 3.000% 7/01/47	7,155,053	6,985,401
Pool #AS1304 3.500% 12/01/28	1,633,093	1,658,993
Pool #AV1897 3.500% 12/01/28	309,323	314,228
Pool #AV2325 3.500% 12/01/28	807,884	820,696
Pool #BF0196 3.500% 2/01/41	1,804,722	1,819,456
Pool #MA1356 3.500% 2/01/43	9,981,032	10,043,804

	Principal Amount	Value
Pool #BM3994 3.500% 1/01/44	$1,568,281	$1,578,144
Pool #CA1073 3.500% 1/01/48	19,095,767	19,096,514
Pool #BJ0686 4.000% 4/01/48	5,795,306	5,911,891
Pool #CA1951 4.000% 7/01/48	4,270,155	4,358,727
Pool #CA2039 4.000% 7/01/48	4,990,536	5,093,271
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	162,982	169,632
Pool #725692 1 year CMT + 2.138% 4.318% FRN 10/01/33	186,767	195,864
Pool #888586 1 year CMT + 2.199% 4.379% FRN 10/01/34	358,783	377,149
Pool #CA1909 4.500% 6/01/48	12,257,688	12,698,199
Pool #CA1952 4.500% 6/01/48	3,162,935	3,283,522
Pool #AD6437 5.000% 6/01/40	575,429	612,382
Pool #AD6996 5.000% 7/01/40	3,830,821	4,064,861
Pool #AL8173 5.000% 2/01/44	1,479,733	1,567,823
Pool #254379 7.000% 7/01/32	29,642	33,587
Pool #252717 7.500% 9/01/29	1,758	2,001
Pool #535996 7.500% 6/01/31	6,478	7,386
Pool #254009 7.500% 10/01/31	18,601	21,149
Pool #253394 8.000% 7/01/20	1,991	2,034
Pool #323992 8.000% 11/01/29	1,228	1,400
Pool #525725 8.000% 2/01/30	3,127	3,625
Pool #253266 8.000% 5/01/30	3,700	4,269
Pool #537433 8.000% 5/01/30	2,279	2,649
Pool #253347 8.000% 6/01/30	3,564	4,115
Pool #544976 8.000% 7/01/30	392	450
Pool #535428 8.000% 8/01/30	4,343	5,012
Pool #543290 8.000% 9/01/30	53	61
Pool #547786 8.000% 9/01/30	1,757	1,993
Pool #550767 8.000% 9/01/30	1,886	2,189
Pool #553061 8.000% 9/01/30	10,667	12,145
Pool #253481 8.000% 10/01/30	3,882	4,478
Pool #535533 8.000% 10/01/30	3,841	4,441
Pool #253644 8.000% 2/01/31	2,147	2,478
Pool #581170 8.000% 5/01/31	1,284	1,458
Pool #593848 8.000% 7/01/31	872	1,012
Pool #190317 8.000% 8/01/31	23,602	27,236
Pool #545240 8.000% 9/01/31	2,229	2,568
Pool #541202 8.500% 8/01/26	6,172	6,622
Federal National Mortgage Association TBA Pool #1963 3.500% 2/01/48 (h)	6,450,000	6,446,976
Pool #9174 4.000% 5/01/48 (h)	58,425,000	59,552,421
Pool #18718 4.500% 6/01/48 (h)	45,225,000	46,814,939
Government National Mortgage Association Pool #404246 6.500% 8/15/28	197	219
Pool #781038 6.500% 5/15/29	50,178	55,583
Pool #781468 6.500% 7/15/32	3,309	3,726
Pool #781496 6.500% 9/15/32	16,694	18,690
Pool #363066 7.000% 8/15/23	2,062	2,195

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #352049 7.000% 10/15/23	$1,247	$1,330
Pool #354674 7.000% 10/15/23	1,965	2,090
Pool #345964 7.000% 11/15/23	768	821
Pool #380866 7.000% 3/15/24	643	688
Pool #781124 7.000% 12/15/29	6,203	6,975
Pool #781319 7.000% 7/15/31	116,015	132,010
Pool #565982 7.000% 7/15/32	13,878	15,941
Pool #357262 7.500% 9/15/23	961	1,033
Pool #441009 8.000% 11/15/26	780	880
Pool #522777 8.000% 12/15/29	5,027	5,778
Pool #523043 8.000% 3/15/30	267	308
Pool #529134 8.000% 3/15/30	1,603	1,878
Pool #477036 8.000% 4/15/30	643	754
Pool #503157 8.000% 4/15/30	13,843	16,223
Pool #528714 8.000% 4/15/30	1,696	1,988
Pool #544640 8.000% 11/15/30	10,672	12,565
Pool #531298 8.500% 8/15/30	1,007	1,160
Government National Mortgage Association I Pool #783896 3.500% 5/15/44	5,315,110	5,380,303
Pool #581417 7.000% 7/15/32	30,472	34,624
Government National Mortgage Association II TBA Pool #188 3.000% 5/01/47 (h)	51,900,000	51,105,281
Pool #207 3.500% 12/01/47 (h)	12,625,000	12,710,811
Pool #232 4.000% 5/01/48 (h)	6,165,000	6,312,864

		327,874,145

Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800% 3.306% FRN 3/25/29	94,579	94,601
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.856% FRN 3/25/29	790,000	793,927

		888,528

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $333,457,821)		333,036,344

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds & Notes — 2.1%
U.S. Treasury Bond 2.500% 5/15/46	11,300,000	10,189,422
3.500% 2/15/39 (i)	6,800,000	7,435,552
U.S. Treasury Note 1.625% 10/31/23	9,300,000	8,925,941

		26,550,915

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,904,375)		$26,550,915

TOTAL BONDS & NOTES (Cost $1,243,959,742)		1,225,322,816

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $9,652,703)		10,084,988

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (j)	1,583,340	1,583,340

TOTAL MUTUAL FUNDS (Cost $1,583,340)		1,583,340

TOTAL LONG-TERM INVESTMENTS (Cost $1,258,445,785)		1,240,090,344

	Principal Amount
SHORT-TERM INVESTMENTS — 15.2%
Commercial Paper — 15.2%
Albemarle Corp. 2.536% 1/08/19 (a)	$2,097,000	2,095,684
Caterpillar Financial Services Corp. 2.484% 1/02/19	6,300,000	6,299,117
CBS Corp. 2.947% 1/29/19 (a)	4,650,000	4,639,137
Entergy Corp. 3.049% 1/08/19 (a)	6,300,000	6,296,232
3.122% 3/13/19 (a)	6,800,000	6,758,139
Florida Power & Light Co. 2.950% 1/22/19	13,000,000	12,978,177
FMC Technologies, Inc. 3.128% 2/11/19 (a)	7,150,000	7,125,475
Harley-Davidson Funding Corp. 2.911% 1/28/19 (a)	5,700,000	5,687,201
Hyundai Capital America 2.974% 1/29/19 (a)	4,464,000	4,453,597
JM Smucker Co. 2.687% 1/02/19 (a)	13,000,000	12,998,107
LyondellBasell Industries NV 2.915% 1/22/19 (a)	7,000,000	6,987,937
Magna International, Inc. 3.050% 1/22/19 (a)	10,000,000	9,982,767

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 2.754% 1/15/19 (a)	$10,000,000	$9,988,333
Mondelez International, Inc. 3.153% 3/04/19 (a)	10,000,000	9,946,467
National Grid USA 2.861% 2/14/19 (a)	5,250,000	5,230,641
Public Service Enterprise Group, Inc. 3.004% 1/23/19 (a)	8,325,000	8,309,826
Rogers Communications, Inc. 2.995% 1/04/19 (a)	7,700,000	7,697,734
Ryder System, Inc. 2.945% 1/02/19	3,300,000	3,299,519
Schlumberger Holdings Corp. 2.906% 1/08/19 (a)	3,500,000	3,497,941
Southern Co. Gas Capital 3.050% 1/14/19 (a)	10,000,000	9,989,165
Spectra Energy Partners LP 3.098% 1/08/19 (a)	4,400,000	4,397,356
Tyco International Holding Sarl 2.789% 1/02/19 (a)	12,750,000	12,748,130
2.997% 1/03/19 (a)	4,100,000	4,099,095
Tyson Foods, Inc. 2.945% 1/04/19 (a)	13,000,000	12,996,158
VW Credit, Inc. 3.098% 2/12/19 (a)	1,700,000	1,694,024
Walgreens Boots Alliance, Inc. 2.996% 1/09/19	9,900,000	9,893,273

		190,089,232

TOTAL SHORT-TERM INVESTMENTS (Cost $190,098,407)		190,089,232

TOTAL INVESTMENTS — 114.1% (Cost $1,448,544,192) (k)		1,430,179,576

Other Assets/(Liabilities) — (14.1)%		(177,282,010)

NET ASSETS — 100.0%		$1,252,897,566

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $591,061,252 or 47.18% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(c)	Security is perpetual and has no stated maturity date.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,552,233 or 0.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At December 31, 2018, these securities amounted to a value of $1,629,978 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $1,480,837 or 0.12% of net assets.

(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	31,720,000	USD	31,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$1,585,755	$1,356,213	$(229,542)
Credit Suisse International	33,720,000	USD	33,720,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	1,618,560	1,602,526	(16,034)

							3,204,315	2,958,739	(245,576)

Put
Barclays Bank PLC	64,580,000	USD	64,580,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$3,228,549	$3,659,066	$430,517
Credit Suisse International	67,220,000	USD	67,220,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	3,219,839	3,467,183	247,344

							6,448,388	7,126,249	677,861

							$9,652,703	$10,084,988	$432,285

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	3/20/19	50	$6,457,191	$46,715
U.S. Treasury Ultra Bond	3/20/19	493	75,157,169	4,046,362
U.S. Treasury Note 2 Year	3/29/19	491	103,610,106	635,332
U.S. Treasury Note 5 Year	3/29/19	705	79,592,512	1,262,176

				$5,990,585

Short
U.S. Treasury Long Bond	3/20/19	265	$(36,935,575)	$(1,754,425)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	3,000,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(485,626)	$1,848	$(483,778)
Goldman Sachs International	USD	2,660,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(198,594)	(230,356)	(428,950)
Goldman Sachs International	USD	970,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(78,705)	(77,716)	(156,421)

							$(762,925)	$(306,224)	$(1,069,149)

Collateral for swap agreements held by Goldman Sachs International amounted to $1,078,024 in securities at December 31, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	10,000	238,400

TOTAL PREFERRED STOCK (Cost $250,000)		238,400

TOTAL EQUITIES (Cost $252,032)		239,207

	Principal Amount
BONDS & NOTES — 94.9%

CORPORATE DEBT — 40.9%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$20,000	19,607

Aerospace & Defense — 0.2%
Moog, Inc. 5.250% 12/01/22 (d)	173,000	171,702
TransDigm, Inc. 6.375% 6/15/26	225,000	209,250
United Technologies Corp. 6.125% 7/15/38	105,000	120,301

		501,253

Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	325,000	284,756
4.350% 3/15/24	360,000	353,201
Reynolds American, Inc. 4.450% 6/12/25	200,000	192,847
5.850% 8/15/45	150,000	139,354

		970,158

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 10/01/22	16,454	16,279

	Principal Amount	Value
Guanay Finance Ltd. 6.000% 12/15/20 (d)	$109,006	$109,687
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 3/01/26	100,000	100,042
WestJet Airlines Ltd. 3.500% 6/16/21 (d)	98,000	97,147

		323,155

Auto Manufacturers — 1.6%
Ford Motor Co. 7.450% 7/16/31	270,000	278,377
Ford Motor Credit Co. LLC 3.336% 3/18/21	550,000	533,672
4.140% 2/15/23	485,000	460,997
4.375% 8/06/23	350,000	331,534
General Motors Co. 4.200% 10/01/27	215,000	193,788
5.150% 4/01/38	130,000	111,067
5.200% 4/01/45	225,000	186,470
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	288,020
3.550% 4/09/21	200,000	197,246
4.150% 6/19/23	255,000	248,460
4.300% 7/13/25	200,000	189,524
Volkswagen Group of America Finance LLC 4.625% 11/13/25 (d)	355,000	350,935

		3,370,090

Auto Parts & Equipment — 0.1%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27 (e)	212,000	186,030

Banks — 6.3%
Associated Banc-Corp. 4.250% 1/15/25	495,000	497,734
Banco General SA 4.125% 8/07/27 (d)	260,000	238,550
Banco Santander SA 3.848% 4/12/23	600,000	582,998
Bank of America Corp. 4.183% 11/25/27	425,000	408,496
4.200% 8/26/24	200,000	198,360
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	199,772
6.110% 1/29/37	190,000	208,817
7.750% 5/14/38	125,000	161,660
Bank of Montreal 3.803% VRN 12/15/32 (f)	250,000	231,500
The Bank of Nova Scotia 4.500% 12/16/25	300,000	298,716
4.650% VRN 12/31/99 (f) (g)	490,000	424,769

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays Bank PLC 10.179% 6/12/21 (d)	$175,000	$196,726
Barclays PLC 4.009% FRN 5/16/24 (f)	365,000	347,560
4.337% 1/10/28	230,000	212,828
BPCE SA 3.500% 10/23/27 (d)	415,000	377,059
CIT Group, Inc. 5.250% 3/07/25	500,000	488,750
6.125% 3/09/28	484,000	481,580
Citigroup, Inc. 3.875% 3/26/25	440,000	425,563
4.600% 3/09/26	345,000	340,494
5.875% 1/30/42	275,000	310,806
Credit Suisse AG 6.500% 8/08/23 (d)	375,000	390,937
Credit Suisse Group AG 3.869% VRN 1/12/29 (d) (f)	305,000	283,745
Deutsche Bank AG 3.150% 1/22/21	330,000	318,905
First Republic Bank 4.375% 8/01/46	560,000	517,828
Fulton Financial Corp. 3.600% 3/16/22	240,000	238,385
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (f)	255,000	238,074
5.150% 5/22/45	290,000	271,190
5.950% 1/15/27	220,000	231,660
6.250% 2/01/41	35,000	39,919
6.750% 10/01/37	165,000	186,332
HSBC Holdings PLC 4.250% 3/14/24	200,000	198,482
4.583% VRN 6/19/29 (f)	275,000	272,591
6.500% 9/15/37	125,000	141,671
Huntington Bancshares, Inc. 5.700% VRN 12/31/99 (f) (g)	510,000	452,625
ING Groep NV 4.100% 10/02/23	380,000	379,769
JP Morgan Chase & Co. 3.625% 12/01/27	200,000	186,114
4.950% 6/01/45	270,000	273,817
Morgan Stanley 4.350% 9/08/26	650,000	631,673
4.875% 11/01/22	325,000	334,910
5.000% 11/24/25	175,000	178,442
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	325,000	312,526
Valley National Bancorp 5.125% 9/27/23	110,000	114,309
Wells Fargo & Co. 5.375% 11/02/43	144,000	150,275

	Principal Amount	Value
5.606% 1/15/44	$105,000	$113,874

		13,090,791

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	255,000	228,546
8.200% 1/15/39	250,000	321,443
Becle SAB de CV 3.750% 5/13/25 (d)	350,000	333,303
Molson Coors Brewing Co. 4.200% 7/15/46	291,000	241,764
5.000% 5/01/42	60,000	56,477

		1,181,533

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	85,000	87,563
Celgene Corp. 3.450% 11/15/27	490,000	445,897
4.350% 11/15/47	205,000	172,631

		706,091

Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (d)	135,000	128,636
Standard Industries, Inc. 4.750% 1/15/28 (d)	282,000	236,880
5.000% 2/15/27 (d)	490,000	428,750

		794,266

Chemicals — 1.5%
DowDuPont, Inc. 5.319% 11/15/38	345,000	355,241
Incitec Pivot Finance LLC 6.000% 12/10/19 (d)	190,000	194,196
LYB International Finance BV 5.250% 7/15/43	250,000	238,335
Methanex Corp. 5.250% 3/01/22	40,000	40,337
The Mosaic Co. 4.050% 11/15/27	174,000	165,027
RPM International, Inc. 3.750% 3/15/27	68,000	64,567
SABIC Capital II BV 4.000% 10/10/23 (d)	238,000	236,810
4.500% 10/10/28 (d)	233,000	231,695
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	103,703
Syngenta Finance NV 3.698% 4/24/20 (d)	325,000	322,645
3.933% 4/23/21 (d)	325,000	320,559
4.441% 4/24/23 (d)	425,000	409,584
Yara International ASA 4.750% 6/01/28 (d)	370,000	368,784

		3,051,483

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.3%
The ADT Security Corp. 6.250% 10/15/21	$393,000	$398,404
ERAC USA Finance LLC 7.000% 10/15/37 (d)	50,000	62,163
United Rentals North America, Inc. 6.500% 12/15/26	254,000	250,190

		710,757

Computers — 0.4%
Dell International LLC/EMC Corp. 8.350% 7/15/46 (d)	275,000	297,767
Leidos Holdings, Inc. 4.450% 12/01/20	550,000	545,875

		843,642

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	1,015,000	926,059
4.625% 10/30/20	150,000	151,047
Affiliated Managers Group, Inc. 3.500% 8/01/25	265,000	257,514
Aircastle Ltd. 4.125% 5/01/24	200,000	188,730
4.400% 9/25/23	175,000	172,117
5.000% 4/01/23	350,000	351,375
Ally Financial, Inc. 5.125% 9/30/24	495,000	491,288
8.000% 11/01/31	651,000	722,610
Antares Holdings LP 6.000% 8/15/23 (d)	540,000	533,813
Ares Finance Co. LLC 4.000% 10/08/24 (d)	225,000	214,990
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	421,248
Discover Financial Services 4.100% 2/09/27	275,000	256,731
5.500% VRN 12/31/99 (f) (g)	1,015,000	843,292
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	230,000	192,640
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	435,000	431,692
High Street Funding Trust I 4.111% 2/15/28 (d)	1,020,000	1,001,681
Lazard Group LLC 3.625% 3/01/27	196,000	184,334
4.500% 9/19/28	150,000	150,028
Legg Mason, Inc. 5.625% 1/15/44	235,000	231,914
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (d)	180,000	179,840

	Principal Amount	Value
Synchrony Financial 2.700% 2/03/20	$325,000	$319,479

		8,222,422

Electric — 1.5%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	140,351
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (d)	155,000	147,660
CMS Energy Corp. 4.700% 3/31/43	115,000	116,515
4.875% 3/01/44	80,000	83,507
Duke Energy Corp. 3.750% 9/01/46	175,000	151,297
Elwood Energy LLC 8.159% 7/05/26	223,917	244,070
Entergy Louisiana LLC 4.950% 1/15/45	110,000	112,424
Indianapolis Power & Light Co. 4.050% 5/01/46 (d)	110,000	100,467
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (d)	200,000	173,750
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	289,631
3.700% 9/01/24	175,000	170,362
Israel Electric Corp. Ltd. 4.250% 8/14/28 (d)	425,000	403,716
Pennsylvania Electric Co. 4.150% 4/15/25 (d)	150,000	151,830
Puget Energy, Inc. 3.650% 5/15/25	100,000	97,756
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	118,347
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (d)	185,000	216,839
Xcel Energy, Inc. 6.500% 7/01/36	270,000	339,666

		3,058,188

Electronics — 0.3%
Arrow Electronics, Inc. 3.875% 1/12/28	160,000	145,747
4.500% 3/01/23	45,000	45,574
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	325,820

		517,141

Engineering & Construction — 0.0%
Zachry Holdings, Inc. 7.500% 2/01/20 (d) (e)	56,000	54,880

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.2%
Post Holdings, Inc. 5.625% 1/15/28 (d)	$500,000	$460,000

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	225,000	212,175

Gas — 0.4%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	220,000	248,566
NiSource, Inc. 4.800% 2/15/44	495,000	479,239

		727,805

Health Care – Products — 0.4%
Becton Dickinson and Co. 4.685% 12/15/44	125,000	116,995
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	702,000	631,800

		748,795

Health Care – Services — 1.0%
HCA, Inc. 4.500% 2/15/27	493,000	465,885
5.250% 4/15/25	800,000	796,000
5.375% 2/01/25	350,000	341,250
Humana, Inc. 3.950% 3/15/27	86,000	84,021
4.800% 3/15/47	130,000	130,102
IHC Health Services, Inc. 4.131% 5/15/48	275,000	271,742

		2,089,000

Home Builders — 0.6%
Lennar Corp. 4.750% 11/29/27	592,000	534,280
PulteGroup, Inc. 5.000% 1/15/27	198,000	179,190
5.500% 3/01/26	441,000	424,463

		1,137,933

Housewares — 0.1%
The Toro Co. 7.800% 6/15/27	170,000	203,224

Insurance — 3.3%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	790,000	770,250
American International Group, Inc. 3.900% 4/01/26	135,000	129,879
4.200% 4/01/28	220,000	211,940
4.750% 4/01/48	195,000	178,449
5.750% VRN 4/01/48 (f)	530,000	461,100

	Principal Amount	Value
AmTrust Financial Services, Inc. 6.125% 8/15/23	$490,000	$442,786
Arch Capital Finance LLC 5.031% 12/15/46	75,000	78,318
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	83,793
The Athene Holding Ltd. 4.125% 1/12/28	925,000	840,233
AXIS Specialty Finance PLC 4.000% 12/06/27	420,000	401,943
CNA Financial Corp. 3.450% 8/15/27	185,000	172,124
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	509,587
Enstar Group Ltd. 4.500% 3/10/22	145,000	145,968
The Progressive Corp. 5.375% VRN 12/31/99 (f) (g)	510,000	477,896
Prudential Financial, Inc. 5.700% VRN 9/15/48 (f)	650,000	604,500
6.200% 11/15/40	125,000	146,127
Trinity Acquisition PLC 4.400% 3/15/26	390,000	387,549
USF&G Capital I 8.500% 12/15/45 (d)	95,000	130,278
Willis North America, Inc. 7.000% 9/29/19	43,000	43,987
XLIT Ltd. 4.450% 3/31/25	510,000	506,824
5.500% 3/31/45	200,000	206,809

		6,930,340

Internet — 0.4%
Amazon.com, Inc. 4.050% 8/22/47	400,000	390,840
Expedia, Inc. Co. 5.000% 2/15/26	280,000	282,842
Tencent Holdings Ltd. 3.595% 1/19/28 (d)	225,000	211,401

		885,083

Investment Companies — 0.7%
Ares Capital Corp. 3.500% 2/10/23	510,000	484,745
BlackRock TCP Capital Corp. 4.125% 8/11/22	470,000	452,897
FS KKR Capital Corp. 4.000% 7/15/19	605,000	604,316

		1,541,958

Iron & Steel — 0.5%
Vale Overseas Ltd. 5.875% 6/10/21	825,000	865,219
6.875% 11/21/36	100,000	114,350

		979,569

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.2%
MGM Resorts International 4.625% 9/01/26	$534,000	$479,265

Media — 1.7%
Altice Financing SA 6.625% 2/15/23 (d)	200,000	192,000
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	250,000	230,000
5.750% 1/15/24	600,000	594,000
Comcast Corp. 3.400% 7/15/46	140,000	116,001
Discovery Communications LLC 4.875% 4/01/43	200,000	176,955
5.000% 9/20/37	165,000	153,050
DISH DBS Corp. 5.875% 11/15/24	369,000	297,045
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,000,000	947,500
TEGNA, Inc. 5.125% 7/15/20	500,000	499,485
Time Warner Cable, Inc. 4.500% 9/15/42	400,000	321,561

		3,527,597

Mining — 1.4%
First Quantum Minerals Ltd. 6.875% 3/01/26 (d)	1,000,000	802,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	149,000	134,118
Glencore Funding LLC 3.875% 10/27/27 (d)	260,000	232,435
4.000% 4/16/25 (d)	280,000	263,595
4.625% 4/29/24 (d)	200,000	198,248
Kinross Gold Corp. 4.500% 7/15/27	225,000	194,344
5.125% 9/01/21	625,000	623,437
5.950% 3/15/24	200,000	199,000
Teck Resources Ltd. 5.200% 3/01/42	97,000	81,480
6.250% 7/15/41	143,000	135,492

		2,864,649

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 2.700% 10/09/22	235,000	218,063
6.875% 1/10/39	72,000	75,276

		293,339

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	140,000	136,850
3.875% STEP 10/01/21	675,000	631,969

		768,819

	Principal Amount	Value
Oil & Gas — 2.9%
Anadarko Petroleum Corp. 6.600% 3/15/46	$235,000	$259,482
Cenovus Energy, Inc. 3.000% 8/15/22	425,000	403,457
4.250% 4/15/27	550,000	500,952
6.750% 11/15/39	175,000	170,785
Citgo Holding, Inc. 10.750% 2/15/20 (d)	500,000	510,000
Continental Resources, Inc. 5.000% 9/15/22	200,000	198,581
Encana Corp. 6.500% 2/01/38	160,000	173,471
EP Energy LLC/Everest Acquisition Finance, Inc. 8.000% 2/15/25 (d)	220,000	90,750
9.375% 5/01/24 (d)	29,000	12,905
EQT Corp. 3.900% 10/01/27	685,000	590,526
Helmerich & Payne, Inc. 4.650% 3/15/25 (d)	150,000	152,948
Jupiter Resources, Inc. 8.500% 10/01/22 (d) (h)	225,000	76,500
8.500% 10/01/22 (a) (b) (d)	253	1,075
Marathon Petroleum Corp. 4.500% 4/01/48 (d)	85,000	71,347
6.500% 3/01/41	175,000	188,779
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	175,875
Newfield Exploration Co. 5.375% 1/01/26	152,000	148,960
Patterson-UTI Energy, Inc. 3.950% 2/01/28	175,000	160,474
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	200,000	191,000
Petroleos Mexicanos 3.500% 1/30/23	350,000	316,750
4.625% 9/21/23	100,000	93,850
5.350% 2/12/28	190,000	165,775
5.500% 1/21/21	625,000	622,481
6.375% 1/23/45	35,000	28,175
6.500% 3/13/27	65,000	61,100
6.625% 6/15/38	51,000	43,605
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	115,000	110,113
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750% 4/15/23 (d)	200,000	158,000
WPX Energy, Inc. 5.750% 6/01/26	262,000	237,110

		5,914,826

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337% 12/15/27	$61,000	$56,126
National Oilwell Varco, Inc. 3.950% 12/01/42	239,000	190,739

		246,865

Packaging & Containers — 0.1%
BWAY Holding Co. 5.500% 4/15/24 (d)	200,000	188,000

Pharmaceuticals — 1.5%
AbbVie, Inc. 4.700% 5/14/45	200,000	181,883
Bausch Health Cos., Inc. 6.125% 4/15/25 (d)	113,000	98,593
7.000% 3/15/24 (d)	115,000	116,150
Bayer US Finance II LLC 4.400% 7/15/44 (d)	100,000	85,588
4.625% 6/25/38 (d)	215,000	195,250
CVS Health Corp. 4.300% 3/25/28	169,000	165,216
5.050% 3/25/48	240,000	233,426
6.125% 9/15/39	25,000	27,691
CVS Pass-Through Trust 5.926% 1/10/34 (d)	202,682	218,291
7.507% 1/10/32 (d)	15,401	17,803
Express Scripts Holding Co. 4.500% 2/25/26	128,000	129,732
4.800% 7/15/46	185,000	177,354
McKesson Corp. 4.883% 3/15/44	70,000	67,369
Mylan NV 5.250% 6/15/46	350,000	294,927
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	63,000	62,022
2.200% 7/21/21	669,000	614,953
4.100% 10/01/46	85,000	56,183
Valeant Pharmaceuticals International 9.250% 4/01/26 (d)	400,000	400,000

		3,142,431

Pipelines — 2.2%
Andeavor Logistics LP 6.875% VRN 12/31/99 (f) (g)	850,000	756,500
Energy Transfer LP 7.500% 10/15/20	295,000	306,800
Energy Transfer Operating LP 4.150% 10/01/20	60,000	60,362
4.200% 4/15/27	170,000	158,428
4.750% 1/15/26	200,000	194,332
6.125% 12/15/45	180,000	176,040
6.250% VRN 12/31/99 (f) (g)	390,000	326,381

	Principal Amount	Value
EnLink Midstream Partners LP 2.700% 4/01/19	$200,000	$198,750
4.150% 6/01/25	125,000	112,692
4.850% 7/15/26	154,000	138,872
6.000% VRN 12/31/99 (f) (g)	375,000	272,584
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (f)	200,000	165,367
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	68,985
6.500% 2/01/37	85,000	91,570
6.550% 9/15/40	80,000	86,351
6.950% 1/15/38	15,000	16,730
MPLX LP 4.500% 4/15/38	195,000	170,303
4.800% 2/15/29	110,000	109,729
5.200% 3/01/47	40,000	36,820
Phillips 66 Partners LP 4.680% 2/15/45	18,000	16,210
4.900% 10/01/46	90,000	82,506
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	515,000	496,048
4.700% 6/15/44	230,000	197,357
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	120,000	109,913
5.300% 4/01/44	75,000	66,227
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500% 9/15/24 (d)	102,000	100,215
Western Gas Partners LP 4.500% 3/01/28	110,000	102,820

		4,618,892

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	945,000	922,178
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.750% 2/01/24	200,000	198,000

		1,120,178

Real Estate Investment Trusts (REITS) — 0.7%
Crown Castle International Corp. 4.750% 5/15/47	70,000	64,886
CubeSmart LP 3.125% 9/01/26	305,000	279,701
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	228,514
Kimco Realty Corp. 3.300% 2/01/25	160,000	152,500
National Retail Properties, Inc. 4.300% 10/15/28	150,000	150,739
SBA Tower Trust 2.877% 7/09/21 (d)	180,000	176,699

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.156% 10/08/20 (d)	$180,000	$178,205
VEREIT Operating Partnership LP 4.625% 11/01/25	245,000	245,457
Weingarten Realty Investors 3.250% 8/15/26	75,000	69,411

		1,546,112

Retail — 0.7%
Dollar Tree, Inc. 4.200% 5/15/28	330,000	312,575
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (d)	280,000	262,503
The Home Depot, Inc. 5.950% 4/01/41	100,000	122,711
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	465,000
QVC, Inc. 4.375% 3/15/23	225,000	215,895

		1,378,684

Semiconductors — 0.7%
Microchip Technology, Inc. 3.922% 6/01/21 (d)	525,000	520,794
NXP BV/NXP Funding LLC 4.625% 6/01/23 (d)	1,000,000	980,000

		1,500,794

Telecommunications — 1.4%
AT&T, Inc. 3.400% 5/15/25	200,000	188,330
4.750% 5/15/46	465,000	412,871
5.250% 3/01/37	108,000	106,081
Embarq Corp. 7.995% 6/01/36	45,000	40,725
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (d)	200,000	194,625
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	406,815
Sprint Capital Corp. 6.875% 11/15/28	500,000	472,500
Sprint Corp. 7.125% 6/15/24	400,000	396,136
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	159,225
Telefonica Emisiones SAU 4.665% 3/06/38	185,000	167,349
Verizon Communications, Inc. 6.550% 9/15/43	357,000	421,109

		2,965,766

Transportation — 0.4%
CSX Corp. 4.750% 11/15/48	145,000	146,573

	Principal Amount	Value
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	$720,000	$689,400
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (d)	45,000	45,571

		881,544

TOTAL CORPORATE DEBT (Cost $89,550,995)		84,955,130

MUNICIPAL OBLIGATIONS — 0.3%
State of California BAB 7.550% 4/01/39	275,000	393,951
7.600% 11/01/40	150,000	218,432

		612,383

TOTAL MUNICIPAL OBLIGATIONS (Cost $574,222)		612,383

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%
Automobile ABS — 0.7%
Hertz Vehicle Financing II LP Series 2018-1A, Class B, 3.600% 2/25/24 (d)	650,000	641,445
Series 2018-1A, Class C, 4.390% 2/25/24 (d)	330,000	335,297
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (d)	227,056	226,374
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (d)	150,000	150,100

		1,353,216

Commercial MBS — 2.4%
Aventura Mall Trust, Series 2018-AVM, Class D, 4.112% VRN 7/05/40 (d) (f)	530,000	510,347
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 3.805% FRN 9/15/34 (d) (f)	150,000	149,317
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (d) (f)	400,000	397,083
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (d) (f)	280,000	271,634
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (d) (f)	270,000	255,610
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.955% FRN 7/15/35 (d) (f)	900,000	891,647

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 4.155% FRN 11/15/35 (d) (f)	$718,927	$708,382
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	152,000	155,827
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	101,393
Series 2014-CR14, Class A4, 4.236% VRN 2/10/47 (f)	110,000	114,089
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (f)	110,000	106,761
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (d)	100,000	102,352
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.666% VRN 7/10/38 (f)	100,216	101,164
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D 3.000% 7/10/51 (d)	109,000	86,462
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C, 4.654% VRN 8/15/47 (f)	200,000	198,173
MSCG Trust, Series 2018-SELF, Class C, 3.635% FRN 10/15/37 (d) (f)	100,000	98,217
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (f)	5,211	5,223
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (d)	110,000	111,026
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (f)	140,000	133,497
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	110,000	110,876
Series 2012-C8, Class C, 4.893% VRN 8/15/45 (f)	100,000	101,306
Series 2011-C5, Class C, 5.672% VRN 11/15/44 (d) (f)	170,000	175,895
Series 2011-C5, Class D, 5.672% VRN 11/15/44 (d) (f)	115,000	116,301

		5,002,582

Home Equity ABS — 0.2%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.406% FRN 2/25/35	193,391	188,684

	Principal Amount	Value
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.746% FRN 10/25/34 (d)	$96,978	$96,567
Mastr Asset-Backed Securities Trust Series 2005, Class NC1 M1, 1 mo. USD LIBOR + ..720% 3.226% FRN 12/25/34	99,504	95,799
Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.226% FRN 3/25/35	9,783	9,801

		390,851

Other ABS — 14.9%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (d)	78,930	77,697
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.040% FRN 1/25/35	27,300	27,128
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/16/38 (d)	307,861	310,992
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.916% FRN 10/15/28 (d)	390,000	390,195
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (d)	261,900	271,099
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900% 3.215% FRN 10/25/34	325,179	315,311
Ascentium Equipment Receivables Trust, Series 2018-2A, Class E 5.180% 7/10/26 (d)	598,000	609,742
Atrium XV, Series 15A, Class B, 4.526% FRN 1/23/31 (d) (f)	250,000	246,466
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.565% FRN 1/18/25 (d)	108,561	108,302
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.719% FRN 7/20/30 (d)	330,000	327,759
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.559% FRN 4/20/31 (d) (f)	380,000	375,138
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213% STEP 12/16/41 (d)	440,104	448,213
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (d)	61,654	61,654

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (d)	$143,208	$141,358
Series 2017-1A, Class B, 3.240% 5/25/29 (d)	118,303	115,605
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (d)	100,000	99,795
Series 2017-1A, Class A2, 4.180% 4/15/47 (d)	157,333	158,538
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.834% FRN 8/14/30 (d)	250,000	247,301
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.629% FRN 11/16/30 (d) (f)	250,000	248,187
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + .150% 2.656% FRN 8/25/36	1,671	1,670
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (d)	56,176	55,769
CLI Funding VI LLC Series 2017-1A, Class A, 3.620% 5/18/42 (d)	314,666	313,496
Series 2016-1A, Class A, 4.210% 2/18/41 (d)	355,354	351,929
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.966% FRN 9/25/34	16,575	16,410
Crestline Denali CLO XIV Ltd. Series 2016-1A, Class A1R, 3.925% FRN 10/23/31 (d) (f)	350,000	348,066
Series 2016-1A, Class BR, 4.445% FRN 10/23/31 (d) (f)	250,000	243,183
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005% 3.511% FRN 10/25/35	440,000	427,303
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980% 2/20/45 (d)	385,000	392,057
Diamond Resorts Owner Trust Series 2016-1, Class B, 3.370% 11/20/28 (d)	289,718	283,600
Series 2015-2, Class B, 3.540% 5/22/28 (d)	38,163	38,020
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (d)	268,650	265,306

	Principal Amount	Value
Series 2017-1A, Class A23, 4.118% 7/25/47 (d)	$167,875	$169,420
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	604,500	610,491
Drug Royalty Corp., Inc., Series 2012-1, Class A2 5.800% 7/15/24 (d)	4,872	4,865
Elara HGV Timeshare Issuer LLC Series 2016-A, Class A, 2.730% 4/25/28 (d)	188,136	186,258
Series 2016-A, Class B, 3.220% 4/25/28 (d)	114,717	112,765
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720% 3.226% FRN 6/25/35	35,258	35,268
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.469% FRN 4/20/31 (d) (f)	250,000	246,858
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (d)	240,531	239,334
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.619% FRN 11/28/30 (d) (f)	750,000	744,329
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (d)	351,463	345,770
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	188,320	190,301
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 4.539% FRN 1/20/31 (d) (f)	280,000	274,154
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	278,234	283,367
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (d)	181,879	177,983
Series 2017-3A, Class A1, 3.190% 9/20/48 (d)	223,372	221,037
Series 2017-2A, Class A1, 3.280% 9/20/48 (d)	86,225	86,261
Series 2016-4A, Class A2, 4.290% 9/20/47 (d)	175,596	183,297
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (d)	29,375	28,942
Series 2013-A, Class A, 2.280% 1/25/26 (d)	32,702	32,547
JG Wentworth XLII LLC, Series 2018-2A, Class B 4.700% 10/15/77 (d)	90,000	93,290
JG Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (d)	80,167	81,635

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230% 2.736% FRN 7/25/36	$28,635	$28,483
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (d)	385,002	385,508
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A 4.250% 12/15/38 (a) (b) (d)	440,000	427,587
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (d)	413,698	421,646
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.869% FRN 10/20/29 (d)	480,000	478,997
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 3.970% FRN 10/25/29 (d)	250,000	250,127
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.216% FRN 7/15/30 (d) (f)	950,000	931,346
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.476% FRN 1/23/31 (d) (f)	250,000	244,801
Magnetite XV Ltd., Series 2015-15A, Class CR, 4.290% FRN 7/25/31 (d) (f)	490,000	457,303
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.625% FRN 12/18/30 (d) (f)	250,000	246,878
Mariner Finance Issuance Trust, Series 2017-AA, Class A 3.620% 2/20/29 (d)	320,000	321,381
Marlette Funding Trust, Series 2017-2A, Class B 3.190% 7/15/24 (d)	140,000	139,783
Mosaic Solar Loans LLC, Series 2017-1A, Class A, (Acquired 1/26/17, Cost $119,966) 4.450% 6/20/42 (a) (d) (i)	68,553	69,061
MP CLO III Ltd., Series 2013-1A, Class AR, 3.719% FRN 10/20/30 (d) (f)	250,000	248,181
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (d)	31,970	31,610
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (d)	900,000	894,387

	Principal Amount	Value
NP Ferrum LLC Series 15-1A, Class A1, 2.707% 2/19/45 (b) (d)	$45,265	$44,759
Series 15-1A, Class A2, 3.585% 2/19/45 (b) (d)	160,000	161,869
Series 16-1A, Class A1, 3.968% 3/19/46 (b) (d)	137,390	138,897
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (d)	380,000	385,375
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.833% 10/16/51 (d)	1,700,000	1,677,057
Series 2016-T4, Class AT4, 3.107% 12/15/50 (d)	470,000	469,205
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 4.652% FRN 1/20/32 (d) (f)	300,000	287,808
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 4.026% FRN 8/15/29 (d)	480,000	479,987
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (d)	21,326	20,978
Series 2016-A, Class B, 2.910% 3/08/29 (d)	125,191	124,335
Park Place Securities, Inc. Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480% 2.986% FRN 8/25/35	65,724	65,446
Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .750% 3.256% FRN 7/25/35	27,108	27,085
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II 4.666% 9/05/48 (d)	748,125	760,140
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 5.356% FRN 2/25/23 (d) (f)	210,000	210,451
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280% 2.786% FRN 5/25/36	41,250	40,888
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.756% FRN 2/25/37 (d)	491	491
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.985% FRN 2/20/30 (d)	250,000	248,832
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.526% FRN 1/15/30 (d) (f)	500,000	491,079

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Seneca Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.120% 3.569% FRN 7/17/26 (d)	$219,699	$219,039
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (d)	49,186	48,694
Series 2015-2A, Class B, 3.020% 6/20/32 (d)	29,479	29,337
Series 2015-3A, Class B, 3.080% 9/20/32 (d)	21,642	21,530
Series 2016-1A, Class B, 3.670% 3/21/33 (d)	55,157	55,226
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (d)	252,257	251,693
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (d)	109,622	109,125
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (d)	203,902	201,930
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (d)	710,000	708,679
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.573% FRN 8/18/31 (d) (f)	490,000	464,671
Store Master Funding I-VII, Series 2018-1A, Class A4 4.740% 10/20/48 (d)	119,900	122,863
Store Master Funding LLC, Series 2013-3A, Class A1 4.240% 11/20/43 (d)	110,009	110,182
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (d)	123,000	125,565
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (d)	305,842	297,356
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (d)	310,000	312,730
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	433,400	441,916
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.916% FRN 10/13/29 (d)	320,000	319,996
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (d)	202,361	200,683
Series 2017-1A, Class A, 3.720% 5/20/42 (d)	259,403	259,006

	Principal Amount	Value
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (d)	$388,000	$390,213
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 4.526% FRN 1/20/31 (d) (f)	490,000	483,058
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 4.155% FRN 12/15/20 (d)	230,000	229,819
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (d)	430,000	440,204
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (d)	140,000	141,188
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (d)	518,566	516,808
Triton Container Finance VI LLC, Series 2017-1A, Class A 3.520% 6/20/42 (d)	162,053	159,668
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (d)	62,419	61,403
Welk Resorts LLC, Series 2017-AA, Class B 3.410% 6/15/33 (d)	195,527	192,303
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (d)	319,275	320,868
Series 2015-1A, Class A23, 4.497% 6/15/45 (d)	338,625	348,843
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (d)	41,373	41,294
Series 2017-1A, Class A, 3.050% 12/20/30 (d)	165,603	164,368
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (d)	257,068	263,746
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (d)	130,000	131,269

		31,062,495

Student Loans ABS — 10.4%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.606% FRN 12/27/44 (d)	416,814	418,872

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc. Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 3.139% FRN 8/25/37	$521,619	$507,767
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 7/25/58 (d)	130,000	117,041
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	800,000	788,299
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 3.394% FRN 9/22/37	333,055	320,366
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.590% FRN 7/01/38	14,092	13,757
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (d)	145,574	145,570
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (d)	127,048	118,956
DRB Prime Student Loan Trust Series 2015-A, Class A2, 3.060% 7/25/31 (d)	78,181	77,910
Series 2016-R, Class A2, 3.070% 10/25/44 (d)	429,491	422,449
Earnest Student Loan Program LLC, Series 2016-D, Class A2 2.720% 1/25/41 (d)	172,718	170,805
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.856% FRN 7/26/66 (d)	453,920	462,531
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 3.350% FRN 12/01/47 (d) (f)	490,807	496,531
KeyCorp Student Loan Trust Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530% 3.039% FRN 1/27/42	477	472
Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900% 3.589% FRN 11/25/36	30,042	30,076
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (d)	280,000	275,920
Navient Student Loan Trust Series 2018-1A, Class A3, 3.226% FRN 3/25/67 (d) (f)	650,000	646,359
Series 2017-5A, Class A, 3.306% FRN 7/26/66 (d) (f)	319,455	319,995

	Principal Amount	Value
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.656% FRN 7/26/66 (d)	$400,000	$404,450
Series 2018-1A, Class B, 3.706% FRN 3/25/67 (d) (f)	250,000	250,000
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.806% FRN 3/25/66 (d)	1,030,000	1,052,199
Series 2018-EA, Class B, 4.440% 12/15/59 (d)	140,000	143,127
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (d)	126,156	122,848
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.256% FRN 12/26/40 (d)	112,629	112,274
Nelnet Student Loan Trust Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	150,000	146,588
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 3.072% FRN 6/25/41	156,081	143,410
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 3.506% FRN 11/25/36 (d)	200,000	190,000
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 3.506% FRN 6/25/42 (d)	150,000	141,952
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/41 (d)	100,000	99,900
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 10/25/47 (d)	440,000	422,811
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 5/26/54 (d)	100,000	96,895
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.815% FRN 4/25/45 (d)	130,000	122,123
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.456% FRN 11/25/65 (d)	409,350	411,391
SLM Student Loan Trust Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.630% FRN 1/27/42	100,000	96,229
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.640% FRN 4/25/40	144,289	132,870

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.640% FRN 3/25/44	$1,280,000	$1,244,774
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.690% FRN 1/27/42	390,930	372,547
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.690% FRN 1/25/70	193,934	184,358
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.700% FRN 10/25/40	164,031	155,714
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.710% FRN 3/25/44	398,725	373,745
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.780% FRN 1/25/44	396,989	368,375
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.790% FRN 1/25/41	487,192	465,881
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.960% FRN 10/25/64	132,366	125,929
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 3.040% FRN 10/25/64 (d)	700,000	690,361
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.090% FRN 1/25/41	570,000	565,213
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.090% FRN 10/25/65 (d)	2,610,000	2,602,738
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/43	310,000	305,717
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	100,000	100,000
Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800% 4.306% FRN 11/25/70	381,000	390,361
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	600,000	602,166
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430% 2/17/32 (d)	180,869	177,661
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000%3/25/33 (d)	200	207,500
Series 2017-D, Class R1, 0.000%9/25/40 (d)	1,000,000	645,250

	Principal Amount	Value
Series 2018-A, Class R1, 0.000%2/25/42 (d)	$1,000,000	$718,200
Series 2018-D, Class R1, 0.000%2/25/48 (d)	911,500	314,012
Series 2014-A, Class A2, 3.020% 10/25/27 (d)	21,934	21,865
Series 2017-D, Class BFX, 3.610% 9/25/40 (d)	500,000	485,897
Series 2017-C, Class C, 4.210% VRN 7/25/40 (d) (f)	180,000	175,470
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.256% FRN 8/25/36 (d)	55,193	55,885
Series 2017-A, Class C, 4.430% VRN 3/26/40 (d) (f)	170,000	167,881
South Carolina Student Loan Corp. Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.849% FRN 8/01/35	550,000	557,713
Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 4.006% FRN 1/25/36	125,102	126,020

		21,673,976

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.640% VRN 8/25/34 (f)	21,930	21,593
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.714% VRN 2/25/34 (f)	10,414	10,075
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	2,396	2,170
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.104% VRN 8/25/34 (f)	3,783	3,622
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.944% VRN 8/25/34 (f)	25,345	23,894
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (f)	471,427	460,289
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.792% VRN 2/25/34 (f)	1,885	1,746
Series 2003-A4, Class IA, 4.597% VRN 7/25/33 (f)	1,511	1,462
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.347% VRN 3/25/34 (f)	11,472	11,046

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.557% FRN 4/25/44	$35,806	$34,569

		570,466

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $60,078,648)		60,053,586

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Brazilian Government International Bond 4.875% 1/22/21	100,000	102,250
Colombia Government International Bond 6.125% 1/18/41	440,000	475,200
Mexico Government International Bond 4.750% 3/08/44	554,000	503,586
6.750% 9/27/34	375,000	427,163

		1,508,199

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,642,337)		1,508,199

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.8%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	97,613	106,157
Series 2693, Class Z, 5.500% 10/15/33	178,831	191,796
Series 2178, Class PB, 7.000% 8/15/29	10,851	11,905

		309,858

Pass-Through Securities — 22.7%
Federal Home Loan Mortgage Corp. Pool #Q41916 3.500% 7/01/46	243,689	244,784
Pool #Q42045 3.500% 7/01/46	98,570	99,013
Pool #Q44275 3.500% 11/01/46	203,154	204,003
Pool #Q44277 3.500% 11/01/46	46,661	46,798
Pool #Q52216 3.500% 11/01/47	332,918	332,853
Pool #V83764 4.000% 12/01/47	1,131,723	1,154,623
Pool #V83796 4.000% 12/01/47	2,669,019	2,723,025
Pool #Q52834 4.000% 12/01/47	244,807	249,684
Pool #V83962 4.000% 2/01/48	474,970	484,581
Pool #Q57232 4.000% 7/01/48	425,106	433,475
Pool #B16010 5.000% 8/01/19	31	31
Pool #B17058 5.000% 9/01/19	218	219

	Principal Amount	Value
Pool #B18677 5.000% 1/01/20	$82	$83
Pool #G01311 7.000% 9/01/31	933	1,056
Pool #C80207 7.500% 9/01/24	694	753
Pool #C00530 7.500% 7/01/27	735	823
Pool #C00563 7.500% 11/01/27	2,564	2,876
Pool #C00612 7.500% 4/01/28	137	153
Pool #C55867 7.500% 2/01/30	2,895	3,204
Federal National Mortgage Association Pool #AR3007 3.000% 2/01/43	202,209	198,426
Pool #BC9003 3.000% 11/01/46	345,176	337,100
Pool #MA2806 3.000% 11/01/46	2,285,698	2,232,216
Pool #BM3564 3.000% 7/01/47	915,398	893,694
Pool #AS1304 3.500% 12/01/28	223,578	227,124
Pool #AV1897 3.500% 12/01/28	38,665	39,279
Pool #AV2325 3.500% 12/01/28	111,432	113,199
Pool #BF0196 3.500% 2/01/41	282,667	284,975
Pool #MA1356 3.500% 2/01/43	1,322,087	1,330,402
Pool #BM3994 3.500% 1/01/44	295,473	297,332
Pool #CA1073 3.500% 1/01/48	2,022,458	2,022,537
Pool #BJ0686 4.000% 4/01/48	1,255,650	1,280,910
Pool #CA1951 4.000% 7/01/48	634,423	647,582
Pool #CA2039 4.000% 7/01/48	1,198,707	1,223,384
Pool #725692 1 year CMT + 2.138% 4.318% FRN 10/01/33	48,593	50,959
Pool #888586 1 year CMT + 2.199% 4.379% FRN 10/01/34	108,627	114,188
Pool #CA1952 4.500% 6/01/48	829,782	861,418
Pool #CA1909 4.500% 6/01/48	1,994,306	2,065,977
Pool #BK7877 4.500% 7/01/48	482,643	501,043
Pool #735010 5.000% 11/01/19	5,903	5,917
Pool #AD6437 5.000% 6/01/40	74,897	79,707
Pool #AD6996 5.000% 7/01/40	500,561	531,142
Pool #AL8173 5.000% 2/01/44	195,536	207,177
Pool #575579 7.500% 4/01/31	4,889	5,562
Pool #535996 7.500% 6/01/31	896	1,022
Federal National Mortgage Association TBA Pool #1963 3.500% 2/01/48 (j)	2,275,000	2,273,933
Pool #9174 4.000% 5/01/48 (j)	7,000,000	7,135,078
Pool #18718 4.500% 6/01/48 (j)	4,760,000	4,927,343
Government National Mortgage Association I Pool #783896 3.500% 5/15/44	377,780	382,414
Pool #579140 6.500% 1/15/32	740	825
Pool #587280 6.500% 9/15/32	1,065	1,182
Pool #550659 6.500% 9/15/35	70,296	79,395
Pool #538689 6.500% 12/15/35	15,957	18,060
Pool #780651 7.000% 10/15/27	1,055	1,166
Pool #462384 7.000% 11/15/27	524	577
Pool #482668 7.000% 8/15/28	905	1,012
Pool #506804 7.000% 5/15/29	5,531	6,047
Pool #506914 7.000% 5/15/29	154	154

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #581417 7.000% 7/15/32	$1,854	$2,107
Pool #423836 8.000% 8/15/26	700	786
Pool #444619 8.000% 3/15/27	6,502	7,250
Government National Mortgage Association II TBA Pool #188 3.000% 5/01/47 (j)	8,225,000	8,099,055
Pool #207 3.500% 12/01/47 (j)	1,600,000	1,610,875
Pool #232 4.000% 5/01/48 (j)	1,050,000	1,075,184

		47,156,752

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $47,493,015)		47,466,610

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Bond 2.500% 5/15/46	2,430,000	2,191,177
3.500% 2/15/39 (k)	435,000	475,656

		2,666,833

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,597,425)		2,666,833

TOTAL BONDS & NOTES (Cost $201,936,642)		197,262,741

TOTAL PURCHASED OPTIONS (#) — 1.3% (Cost $2,504,186)		2,616,533

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	3,933

TOTAL WARRANTS (Cost $0)		3,933

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (l)	246,978	246,978

TOTAL MUTUAL FUNDS (Cost $246,978)		246,978

TOTAL LONG-TERM INVESTMENTS (Cost $204,939,838)		200,369,392

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 15.4%
Commercial Paper — 15.4%
Albemarle Corp. 2.536% 1/08/19 (d)	$1,000,000	$999,372
CBS Corp. 2.947% 1/29/19 (d)	2,000,000	1,995,328
CVS Corp. 2.738% 1/02/19 (d)	2,000,000	1,999,700
Entergy Corp. 3.049% 1/08/19 (d)	2,000,000	1,998,804
First Abu Dhabi Bank PJSC 2.440% 1/04/19 (d)	1,200,000	1,199,682
Florida Power & Light Co. 2.898% 2/07/19	2,000,000	1,994,032
FMC Technologies, Inc. 2.683% 1/09/19 (d)	1,425,000	1,424,032
Glencore Funding LLC 2.807% 1/07/19 (d)	2,000,000	1,998,934
Harley-Davidson Funding Corp. 2.911% 1/28/19 (d)	2,000,000	1,995,509
Hyundai Capital America 2.723% 1/03/19 (d)	2,000,000	1,999,561
JM Smucker Co. 2.687% 1/02/19 (d)	2,000,000	1,999,709
Lyondellbasell Investment LLC 3.056% 2/12/19 (d)	1,350,000	1,345,309
Reckitt Benckiser Treasury Services 2.726% 1/14/19 (d)	2,000,000	1,998,100
Ryder System, Inc. 2.945% 1/02/19	1,100,000	1,099,840
2.947% 1/28/19	1,000,000	997,754
Southern Co. Gas Capital 3.050% 1/14/19 (d)	2,000,000	1,997,833
Tyson Foods, Inc. 2.945% 1/04/19 (d)	1,000,000	999,704
VW Credit, Inc. 2.705% 1/08/19 (d)	2,000,000	1,998,798
Walgreens Boots Alliance, Inc. 2.996% 1/09/19	2,000,000	1,998,641

		32,040,642

TOTAL SHORT-TERM INVESTMENTS (Cost $32,042,437)		32,040,642

TOTAL INVESTMENTS — 111.8% (Cost $236,982,275) (m)		232,410,034

Other Assets/(Liabilities) — (11.8)%		(24,556,955)

NET ASSETS — 100.0%		$207,853,079

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PJSC	Public Joint Stock Company
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $778,927 or 0.37% of net assets.

(c)	Non-income producing security.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $94,370,778 or 45.40% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $241,976 or 0.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(g)	Security is perpetual and has no stated maturity date.
(h)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2018, these securities amounted to a value of $76,500 or 0.04% of net assets.

(i)

Restricted security. Certain securities are restricted as to resale. At December 31, 2018, these securities amounted to a value of $69,061 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(j)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(k)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(l)	Represents investment of security lending collateral. (Note 2).
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	8,070,000	USD	8,070,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$403,438	$345,039	$(58,399)
Credit Suisse International	8,910,000	USD	8,910,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	427,679	423,442	(4,237)

							831,117	768,481	(62,636)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	16,440,000	USD	16,440,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$821,886	$931,482	$109,596
Credit Suisse International	17,770,000	USD	17,770,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	851,183	916,570	65,387

							1,673,069	1,848,052	174,983

							$2,504,186	$2,616,533	$112,347

Forward contracts at December 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
ARS	3,082,240	Bank of America N.A.	2/12/19	$128,000	$(50,468)
ARS	2,025,858	Bank of America N.A.	10/29/19	39,375	438
EUR	330,603	Bank of America N.A.	1/15/19	376,000	3,165
INR	7,030,730	Bank of America N.A.	1/22/19	94,000	6,491
PEN	660,100	Bank of America N.A.	2/01/19	202,846	(7,094)
SEK	841,069	Bank of America N.A.	1/15/19	94,229	764

				934,450	(46,704)

AUD	138,492	Barclays Bank PLC	1/22/19	98,812	(1,227)
MXN	9,367,074	Barclays Bank PLC	1/08/19	493,070	(16,707)
MYR	1,045,250	Barclays Bank PLC	1/22/19	250,000	2,860
SEK	54,384	Barclays Bank PLC	1/15/19	6,000	142

				847,882	(14,932)

ARS	8,662,882	BNP Paribas SA	10/29/19	163,000	7,247
BRL	528,957	BNP Paribas SA	1/08/19	137,000	(585)
COP	406,530,180	BNP Paribas SA	1/08/19	126,000	(851)
MXN	2,045,976	BNP Paribas SA	1/08/19	100,000	4,048
THB	16,274,640	BNP Paribas SA	1/22/19	495,262	4,665

				1,021,262	14,524

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
CRC	72,715,260	Citibank N.A.	1/08/19	$121,478	$(1,267)
EUR	97,788	Citibank N.A.	1/15/19	111,500	652
MXN	266,290	Citibank N.A.	1/08/19	14,000	(458)

				246,978	(1,073)

INR	490,805	Goldman Sachs International	1/22/19	7,000	15

ARS	3,023,760	JP Morgan Chase Bank N.A.	2/12/19	129,000	(52,939)
ARS	2,025,858	JP Morgan Chase Bank N.A.	10/29/19	38,441	1,372
AUD	214,414	JP Morgan Chase Bank N.A.	1/22/19	153,000	(1,918)
BRL	2,059,536	JP Morgan Chase Bank N.A.	1/08/19	531,768	(627)
GHS	452,880	JP Morgan Chase Bank N.A.	1/15/19	90,036	1,941
PEN	326,799	JP Morgan Chase Bank N.A.	1/08/19	96,558	438
RUB	8,248,260	JP Morgan Chase Bank N.A.	1/15/19	123,403	(5,119)

				1,162,206	(56,852)

				$4,219,778	$(105,022)

Contracts to Deliver
ARS	3,053,000	Bank of America N.A.	2/12/19	$89,048	$12,251
CNH	1,749,447	Bank of America N.A.	1/22/19	252,000	(2,706)
EUR	1,684	Bank of America N.A.	1/15/19	1,958	27
GBP	78,233	Bank of America N.A.	1/15/19	100,000	226
SGD	138,453	Bank of America N.A.	1/22/19	100,000	(1,624)
ZAR	1,826,644	Bank of America N.A.	1/15/19	126,000	(786)

				669,006	7,388

PEN	660,100	Barclays Bank PLC	2/01/19	202,082	6,331
THB	16,274,640	Barclays Bank PLC	1/22/19	501,916	1,989

				703,998	8,320

CLP	64,896,500	BNP Paribas SA	1/08/19	98,631	5,118
PHP	5,259,000	BNP Paribas SA	1/22/19	100,000	167

				198,631	5,285

CRC	72,715,260	Citibank N.A.	1/08/19	120,645	434
CRC	55,574,314	Citibank N.A.	2/21/19	91,507	(261)
CRC	72,715,260	Citibank N.A.	3/14/19	120,234	400
INR	18,176,500	Citibank N.A.	1/22/19	244,226	(15,573)

				576,612	(15,000)

COP	406,530,180	Goldman Sachs International	1/08/19	125,362	213
EUR	96,104	Goldman Sachs International	1/15/19	112,084	1,863

				237,446	2,076

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
ARS	3,053,000	JP Morgan Chase Bank N.A.	2/12/19		$122,660	$45,863
BRL	659,296	JP Morgan Chase Bank N.A.	1/08/19		176,000	5,972
IDR	1,473,000,000	JP Morgan Chase Bank N.A.	1/22/19		95,402	(6,835)
KES	10,435,984	JP Morgan Chase Bank N.A.	1/15/19		100,001	(2,245)
KRW	111,970,000	JP Morgan Chase Bank N.A.	1/22/19		100,000	(404)
MXN	9,633,364	JP Morgan Chase Bank N.A.	1/08/19		476,234	(13,672)
PEN	326,799	JP Morgan Chase Bank N.A.	1/08/19		98,359	1,363
RUB	1,478,290	JP Morgan Chase Bank N.A.	1/15/19		22,000	801

					1,190,656	30,843

					$3,576,349	$38,912

Cross Currency Forwards
CZK	2,792,233	Bank of America N.A.	1/15/19	EUR	108,000	$493
EUR	214,880	Bank of America N.A.	1/15/19	CZK	5,552,825	(861)

						(368)

EUR	5,000	Barclays Bank PLC	1/15/19	PLN	21,521	$(17)
HUF	41,364,446	Barclays Bank PLC	1/15/19	EUR	127,344	1,692
PLN	1,351,845	Barclays Bank PLC	1/15/19	EUR	311,672	3,838

						5,513

EUR	127,125	BNP Paribas SA	1/15/19	HUF	41,364,446	$(1,943)

CZK	2,760,592	Citibank N.A.	1/15/19	EUR	106,609	$679
PLN	78,471	Citibank N.A.	1/15/19	EUR	18,000	327

						1,006

						$4,208

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/19	78	$11,890,993	$640,195
U.S. Treasury Note 2 Year	3/29/19	143	30,170,678	190,010
U.S. Treasury Note 5 Year	3/29/19	64	7,242,699	97,301

				$927,506

Short
U.S. Treasury Long Bond	3/20/19	31	$(4,334,109)	$(191,891)
U.S. Treasury Ultra 10 Year	3/20/19	11	(1,405,324)	(25,535)

				$(217,426)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.-.6 (Rating: BBB-)†	$(72,844)	$277	$(72,567)
Goldman Sachs International	USD	380,000	5/11/63	Monthly	3.000%	CMBX.NA.-.6 (Rating: BBB-)†	(28,371)	(32,908)	(61,279)
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.-.6 (Rating: BBB-)†	(11,359)	(11,217)	(22,576)

							$(112,574)	$(43,848)	$(156,422)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedis
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.4%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	329,969	$9,899

Energy — 0.4%
Oil & Gas — 0.4%
Fieldwood Energy LLC (c)	44,668	1,608,048
Fieldwood Energy LLC (c)	10,960	394,560

		2,002,608

TOTAL COMMON STOCK (Cost $1,384,293)		2,012,507

PREFERRED STOCK — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Agriculture Holdings LLC (c)	2,011,244	201,125

TOTAL PREFERRED STOCK (Cost $1,282,342)		201,125

TOTAL EQUITIES (Cost $2,666,635)		2,213,632

	Principal Amount
BONDS & NOTES — 96.0%

BANK LOANS — 3.4%
Advertising — 0.6%
Getty Images, Inc., Term Loan B, 1 mo. LIBOR + 3.500% 6.022% VRN 10/18/19	$3,257,181	3,159,465

Electronics — 0.1%
Vertafore, Inc., 2018 1st Lien Term Loan, 3.250% 7/02/25	420,000	398,080

Oil & Gas — 0.9%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.772% VRN 4/11/22	2,255,879	2,102,209
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.772% VRN 4/11/23	3,084,695	2,680,600

		4,782,809

	Principal Amount	Value
Retail — 0.8%
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.970% VRN 1/30/23	$1,099,777	$1,048,912
2018 Term Loan B, 1 mo. LIBOR + 2.500% 5.006% VRN 1/30/23	189,617	180,847
2018 Term Loan B, 1 mo. LIBOR + 2.500% 5.022% VRN 1/30/23	2,910,606	2,775,991

		4,005,750

Telecommunications — 1.0%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.272% VRN 1/31/25	5,969,849	5,557,930

TOTAL BANK LOANS (Cost $17,923,292)		17,904,034

CORPORATE DEBT — 92.6%
Aerospace & Defense — 2.3%
Moog, Inc. 5.250% 12/01/22 (d)	948,000	940,889
TransDigm UK Holdings PLC 6.875% 5/15/26 (d)	1,407,000	1,340,168
TransDigm, Inc. 6.375% 6/15/26	4,092,000	3,805,560
Triumph Group, Inc. 4.875% 4/01/21	1,501,000	1,347,147
5.250% 6/01/22	1,180,000	1,026,600
7.750% 8/15/25	4,034,000	3,560,005

		12,020,369

Agriculture — 0.4%
Pinnacle Operating Corp. 9.000% 5/15/23 (d)	2,930,270	1,904,676

Airlines — 3.5%
Allegiant Travel Co. 5.500% 7/15/19	4,000,000	4,000,000
American Airlines Group, Inc. 5.500% 10/01/19 (d)	6,758,000	6,774,895
4.625% 3/01/20 (d)	4,940,000	4,915,300
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC 7.750% 6/01/20 (d)	3,291,000	3,151,132

		18,841,327

Auto Manufacturers — 1.2%
Deck Chassis Acquisition, Inc. 10.000% 6/15/23 (d)	6,676,000	6,408,960

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.3%
Griffon Corp. 5.250% 3/01/22	$616,000	$557,480
James Hardie International Finance DAC 5.000% 1/15/28 (d)	1,808,000	1,545,840
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (d)	1,279,000	1,259,815
Standard Industries, Inc. 4.750% 1/15/28 (d)	4,491,000	3,772,440

		7,135,575

Chemicals — 3.1%
The Chemours Co. 7.000% 5/15/25	1,424,000	1,434,680
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	3,411,000	3,248,978
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (d)	3,800,000	3,781,000
Platform Specialty Products Corp. 5.875% 12/01/25 (d)	2,033,000	1,900,855
6.500% 2/01/22 (d)	864,000	864,000
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (d) (e)	6,008,000	5,557,400

		16,786,913

Coal — 3.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	3,803,000	3,812,507
Peabody Energy Corp. 6.000% 3/31/22 (d)	8,054,000	7,812,380
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	3,410,000	3,230,975
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	1,257,000	1,247,573

		16,103,435

Commercial Services — 3.7%
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (d)	4,200,000	4,011,000
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (d)	8,378,000	8,639,812
Refinitiv US Holdings, Inc. 8.250% 11/15/26 (d)	2,228,000	2,035,835
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	2,120,000	1,934,500

	Principal Amount	Value
TMS International Corp. 7.250% 8/15/25 (d)	$1,046,000	$978,010
United Rentals North America, Inc. 4.625% 10/15/25	887,000	791,648
4.875% 1/15/28	1,303,000	1,143,382

		19,534,187

Computers — 1.1%
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	1,319,000	1,342,083
Dell, Inc. 6.500% 4/15/38	1,807,000	1,608,230
GCI LLC 6.875% 4/15/25	3,000,000	2,910,000

		5,860,313

Diversified Financial Services — 3.4%
Alliance Data Systems Corp. 5.875% 11/01/21 (d)	7,000,000	6,990,200
LPL Holdings, Inc. 5.750% 9/15/25 (d)	4,350,000	4,078,125
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (d)	2,168,000	2,005,400
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (d)	5,291,000	5,142,693

		18,216,418

Electric — 0.9%
NRG Energy, Inc. 7.250% 5/15/26	4,738,000	4,915,675

Engineering & Construction — 0.9%
Zachry Holdings, Inc. 7.500% 2/01/20 (d) (e)	5,009,000	4,908,820

Entertainment — 0.4%
Boyne USA, Inc. 7.250% 5/01/25 (d)	632,000	652,540
Eldorado Resorts, Inc. 6.000% 9/15/26 (d)	1,162,000	1,098,090
WMG Acquisition Corp. 5.000% 8/01/23 (d)	634,000	616,565

		2,367,195

Environmental Controls — 0.0%
Waste Pro USA, Inc. 5.500% 2/15/26 (d)	105,000	96,600

Foods — 4.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (d) (e)	4,365,000	4,179,488
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	2,234,000	2,200,490
6.750% 2/15/28 (d)	3,053,000	2,976,675

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (d)	$3,250,000	$3,087,500
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	884,000	828,750
5.875% 9/30/27 (d)	5,425,000	4,923,187
Post Holdings, Inc. 5.500% 3/01/25 (d)	1,088,000	1,044,273
5.625% 1/15/28 (d)	1,641,000	1,509,720
5.750% 3/01/27 (d)	1,346,000	1,261,875
Simmons Foods, Inc. 7.750% 1/15/24 (d)	1,051,000	1,056,255

		23,068,213

Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) 9.000% 6/01/20 (a) (b) (d)	5,428,000	-

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,188,000	2,837,320

Hand & Machine Tools — 0.8%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	5,236,000	4,424,420

Health Care – Products — 5.0%
Avanos Medical, Inc. 6.250% 10/15/22	3,824,000	3,795,320
Avantor, Inc. 6.000% 10/01/24 (d)	2,323,000	2,282,347
9.000% 10/01/25 (d)	4,981,000	4,981,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.500% 4/15/25 (d)	1,411,000	973,590
5.625% 10/15/23 (d) (e)	718,000	545,680
5.750% 8/01/22 (d) (e)	2,159,000	1,856,740
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	13,331,000	11,997,900

		26,432,577

Health Care – Services — 3.1%
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (d)	918,000	869,805
Envision Healthcare Corp. 8.750% 10/15/26 (d) (e)	6,000,000	5,190,000
HCA, Inc. 4.500% 2/15/27	1,500,000	1,417,500
5.250% 4/15/25	1,159,000	1,153,205
5.875% 2/15/26	2,241,000	2,229,795
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (d)	4,343,000	4,386,430

	Principal Amount	Value
Tenet Healthcare Corp. 8.125% 4/01/22	$1,050,000	$1,052,625

		16,299,360

Home Builders — 1.8%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	897,000	818,513
6.500% 12/15/20 (d)	2,230,000	2,227,212
M/I Homes, Inc. 5.625% 8/01/25	1,629,000	1,490,535
6.750% 1/15/21	1,262,000	1,255,690
William Lyon Homes, Inc. 5.875% 1/31/25	4,000,000	3,400,000
6.000% 9/01/23	676,000	608,400

		9,800,350

Insurance — 2.7%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	4,336,000	3,696,440
AssuredPartners, Inc. 7.000% 8/15/25 (d)	1,871,000	1,688,016
USIS Merger Sub, Inc. 6.875% 5/01/25 (d)	7,456,000	6,845,354
York Risk Services Holding Corp. 8.500% 10/01/22 (d)	2,879,000	2,000,905

		14,230,715

Internet — 0.4%
Netflix, Inc. 5.875% 11/15/28 (d)	2,126,000	2,065,834

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	2,349,000	2,302,020

Leisure Time — 1.8%
Brunswick Corp. 7.375% 9/01/23	650,000	705,253
7.125% 8/01/27	4,693,000	5,184,992
Carlson Travel, Inc. 6.750% 12/15/23 (d)	1,299,000	1,251,911
9.500% 12/15/24 (d)	2,423,000	2,198,873

		9,341,029

Lodging — 0.9%
Marriott Ownership Resorts, Inc. 5.625% 4/15/23 (d)	2,917,000	2,887,830
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	1,655,000	1,456,400
5.500% 3/01/25 (d)	500,000	466,250

		4,810,480

Media — 8.1%
Altice Financing SA 6.625% 2/15/23 (d)	2,100,000	2,016,000
7.500% 5/15/26 (d)	3,566,000	3,253,975

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Block Communications, Inc. 6.875% 2/15/25 (d)	$2,096,000	$2,101,240
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	3,656,000	3,363,520
5.750% 1/15/24	879,000	870,210
5.750% 2/15/26 (d)	1,833,000	1,796,340
5.875% 4/01/24 (d)	2,700,000	2,686,500
5.875% 5/01/27 (d)	6,941,000	6,732,770
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,706,000	2,638,350
7.625% 3/15/20	2,000,000	1,955,000
CSC Holdings LLC 7.500% 4/01/28 (d)	2,001,000	1,995,997
DISH DBS Corp. 7.750% 7/01/26	3,033,000	2,509,807
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (d)	1,624,000	1,664,600
Nexstar Broadcasting, Inc. 5.875% 11/15/22	3,000,000	2,992,500
Sirius XM Radio, Inc. 5.375% 4/15/25 (d)	1,951,000	1,848,573
5.375% 7/15/26 (d)	2,893,000	2,704,955
Virgin Media Secured Finance PLC 5.500% 8/15/26 (d)	701,000	648,320
Ziggo BV 5.500% 1/15/27 (d)	1,747,000	1,563,565

		43,342,222

Mining — 3.9%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	1,040,000	941,200
First Quantum Minerals Ltd. 6.500% 3/01/24 (d)	2,288,000	1,899,040
6.875% 3/01/26 (d)	1,191,000	955,778
7.500% 4/01/25 (d)	6,341,000	5,231,325
Hecla Mining Co. 6.875% 5/01/21	3,514,000	3,443,720
Kinross Gold Corp. 4.500% 7/15/27	2,214,000	1,912,342
5.950% 3/15/24	1,879,000	1,869,605
6.875% 9/01/41	1,276,000	1,218,580
New Gold, Inc. 6.250% 11/15/22 (d)	2,889,000	2,426,760
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	996,000	983,849

		20,882,199

Miscellaneous – Manufacturing — 0.9%
Amsted Industries, Inc. 5.375% 9/15/24 (d)	2,454,000	2,312,895

	Principal Amount	Value
General Electric Co. 4.650% 10/17/21	$2,463,000	$2,470,388

		4,783,283

Oil & Gas — 8.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	3,276,000	2,645,370
7.750% 4/15/23	716,000	544,160
Chesapeake Energy Corp. 7.000% 10/01/24 (e)	3,090,000	2,672,850
8.000% 1/15/25 (e)	488,000	430,660
8.000% 6/15/27 (e)	75,000	63,000
Citgo Holding, Inc. 10.750% 2/15/20 (d)	9,414,000	9,602,280
Ensco PLC 7.750% 2/01/26	834,000	617,160
EP Energy LLC/Everest Acquisition Finance, Inc. 8.000% 2/15/25 (d)	4,250,000	1,753,125
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d) (e)	3,495,000	2,236,800
Jupiter Resources, Inc. 8.500% 10/01/22 (d) (f)	7,357,000	2,501,380
8.500% 10/01/22 (a) (b)	8,304	35,298
Kosmos Energy Ltd. 7.875% 8/01/21 (d)	1,999,000	1,989,005
7.875% 8/01/21 (d)	7,535,000	7,459,650
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,436,000	2,326,380
7.250% 6/15/25	2,368,000	2,225,920
SM Energy Co. 6.625% 1/15/27	667,000	590,295
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	909,000	870,368
Transocean Pontus Ltd. 6.125% 8/01/25 (d)	1,000,000	965,000
Transocean, Inc. 6.800% 3/15/38	1,715,000	1,140,475
9.350% STEP 12/15/41	520,000	432,900
Tullow Oil PLC 6.250% 4/15/22 (d)	5,203,000	5,007,887

		46,109,963

Oil & Gas Services — 0.8%
KCA Deutag UK Finance PLC 9.625% 4/01/23 (d)	1,209,000	973,245
Welltec A/S 9.500% 12/01/22 (d)	3,500,000	3,456,250

		4,429,495

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.250% 5/15/24 (d)	$700,000	$698,250
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% 2/01/26 (d) (e)	722,000	680,485

		1,378,735

Pharmaceuticals — 3.9%
Bausch Health Cos., Inc. 5.500% 3/01/23 (d)	1,402,000	1,282,830
5.500% 11/01/25 (d)	92,000	85,790
5.875% 5/15/23 (d)	676,000	625,300
6.125% 4/15/25 (d)	5,735,000	5,003,788
6.500% 3/15/22 (d)	595,000	597,975
7.000% 3/15/24 (d)	1,021,000	1,031,210
9.000% 12/15/25 (d)	943,000	938,285
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (d)	3,890,000	2,791,075
Endo Finance LLC/Endo Finco, Inc. 5.375% STEP 1/15/23 (d)	495,000	376,200
7.250% STEP 1/15/22 (d)	562,000	486,130
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6.000% 7/15/23 (d)	1,000,000	762,500
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	1,091,000	1,050,866
6.750% 3/01/28	621,000	601,712
Valeant Pharmaceuticals International 9.250% 4/01/26 (d)	5,000,000	5,000,000

		20,633,661

Pipelines — 1.9%
Cheniere Energy Partners LP 5.625% 10/01/26 (d)	2,599,000	2,430,065
Energy Transfer LP 4.250% 3/15/23	4,862,000	4,679,675
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	689,000	637,325
6.500% 10/01/25	2,432,000	2,140,160

		9,887,225

Private Equity — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	4,754,000	4,575,725

Real Estate Investment Trusts (REITS) — 0.9%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,655,843

	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	$1,928,000	$1,762,915
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,390,350

		4,809,108

Retail — 2.7%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	3,000,000	2,445,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	2,491,060
Golden Nugget, Inc. 8.750% 10/01/25 (d)	3,897,000	3,741,120
KGA Escrow LLC 7.500% 8/15/23 (d)	1,481,000	1,458,785
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,720,000
Sonic Automotive, Inc. 5.000% 5/15/23	318,000	288,585

		14,144,550

Software — 2.9%
RP Crown Parent LLC 7.375% 10/15/24 (d)	1,073,000	1,081,048
TIBCO Software, Inc. 11.375% 12/01/21 (d)	10,653,000	11,159,017
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	5,035,000	3,297,925

		15,537,990

Telecommunications — 8.2%
CenturyLink, Inc. 6.750% 12/01/23 (e)	500,000	481,875
Citizens Communications Co. 7.125% 3/15/19	5,632,000	5,477,120
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,961,000	1,796,766
6.625% 8/01/26	6,704,000	6,142,540
Intelsat Connect Finance SA 9.500% 2/15/23 (d)	1,690,000	1,453,400
Intelsat Jackson Holdings SA 8.500% 10/15/24 (d)	4,000,000	3,880,000
9.750% 7/15/25 (d)	2,468,000	2,474,910
Sprint Capital Corp. 8.750% 3/15/32	2,000,000	2,110,000
Sprint Corp. 7.250% 9/15/21	1,460,000	1,494,310
7.625% 3/01/26	6,508,000	6,426,650
7.875% 9/15/23	5,037,000	5,169,221
T-Mobile USA, Inc. 4.500% 2/01/26	529,000	485,358
4.750% 2/01/28	815,000	737,575

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% 4/15/27	$1,125,000	$1,085,625
6.000% 4/15/24	951,000	951,000
6.500% 1/15/26	1,318,000	1,344,360
Telecom Italia SpA 5.303% 5/30/24 (d)	2,109,000	2,003,550

		43,514,260

Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC 7.500% 5/01/25 (d)	464,000	434,072

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (d)	464,000	413,976

Transportation — 1.2%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	6,839,000	6,548,343

Trucking & Leasing — 0.2%
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (d)	894,000	864,945

TOTAL CORPORATE DEBT (Cost $535,606,923)		493,002,533

TOTAL BONDS & NOTES (Cost $553,530,215)		510,906,567

	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. (a) (b) (c)	5,301	56,447
Appvion Holding Corp. (a) (b) (c)	5,301	-

		56,447

TOTAL WARRANTS (Cost $0)		56,447

MUTUAL FUNDS — 4.9%
Diversified Financial Services — 4.9%
State Street Navigator Securities Lending Prime Portfolio (g)	26,065,558	26,065,558

TOTAL MUTUAL FUNDS (Cost $26,065,558)		26,065,558

TOTAL LONG-TERM INVESTMENTS (Cost $582,262,408)		539,242,204

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Commercial Paper — 2.6%
Hyundai Capital America 2.974% 1/29/19 (d)	$4,700,000	$4,689,046
JM Smucker Co. 2.687% 1/02/19 (d)	3,300,000	3,299,520
LyondellBasell Industries NV 2.915% 1/22/19 (d)	3,000,000	2,994,830
Spectra Energy Partners 2.897% 1/02/19 (d)	3,000,000	2,999,563

		13,982,959

TOTAL SHORT-TERM INVESTMENTS (Cost $13,983,823)		13,982,959

TOTAL INVESTMENTS — 103.9% (Cost $596,246,231) (h)		553,225,163

Other Assets/(Liabilities) — (3.9)%		(20,995,507)

NET ASSETS — 100.0%		$532,229,656

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $101,644 or 0.02% of net assets.

(c)	Non-income producing security.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $356,608,664 or 67.00% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $25,523,081 or 4.80% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2018, these securities amounted to a value of $2,501,380 or 0.47% of net assets.

(g)	Represents investment of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 48.3%

COMMON STOCK — 48.2%
Basic Materials — 1.2%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	550	$88,027
CF Industries Holdings, Inc.	5,025	218,638
DowDuPont, Inc.	60	3,209
Eastman Chemical Co.	894	65,360
International Flavors & Fragrances, Inc.	3	403
Linde PLC	974	151,983
LyondellBasell Industries NV Class A	1,180	98,129
The Mosaic Co.	6,600	192,786
PPG Industries, Inc.	8	818
The Sherwin-Williams Co.	7	2,754

		822,107

Forest Products & Paper — 0.2%
International Paper Co.	5,107	206,119

Iron & Steel — 0.1%
Nucor Corp.	1,761	91,237

Mining — 0.1%
Freeport-McMoRan, Inc.	10,448	107,719
Newmont Mining Corp.	884	30,630

		138,349

		1,257,812

Communications — 7.5%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	933	19,248
Omnicom Group, Inc.	3,098	226,897

		246,145

Internet — 3.7%
Alphabet, Inc. Class A (a)	244	254,970
Alphabet, Inc. Class C (a)	766	793,277
Amazon.com, Inc. (a)	1,026	1,541,021
Booking Holdings, Inc. (a)	134	230,804
eBay, Inc. (a)	3,165	88,842
Expedia Group, Inc.	103	11,603
F5 Networks, Inc. (a)	950	153,929
Facebook, Inc. Class A (a)	3,980	521,738
Netflix, Inc. (a)	1,262	337,787
Symantec Corp.	79	1,493
TripAdvisor, Inc. (a)	43	2,320
VeriSign, Inc. (a)	439	65,099

		4,002,883

Media — 1.6%
CBS Corp. Class B	70	3,060
Charter Communications, Inc. Class A (a)	96	27,357

	Number of Shares	Value
Comcast Corp. Class A	12,162	$414,116
Discovery, Inc. Class A (a)	6,600	163,284
Discovery, Inc. Class C (a)	7,795	179,909
DISH Network Corp. Class A (a)	7,700	192,269
News Corp. Class A	1,130	12,825
Twenty-First Century Fox, Inc. Class A	821	39,507
Twenty-First Century Fox, Inc. Class B	1,300	62,114
Viacom, Inc. Class B	6,990	179,643
The Walt Disney Co.	4,072	446,495

		1,720,579

Telecommunications — 2.0%
AT&T, Inc.	21,235	606,047
CenturyLink, Inc.	12,354	187,163
Cisco Systems, Inc.	19,524	845,975
Juniper Networks, Inc.	7,848	211,190
Motorola Solutions, Inc.	534	61,431
Verizon Communications, Inc.	3,432	192,947

		2,104,753

		8,074,360

Consumer, Cyclical — 5.0%
Airlines — 0.5%
Alaska Air Group, Inc.	100	6,085
American Airlines Group, Inc.	4,300	138,073
Delta Air Lines, Inc.	2,000	99,800
Southwest Airlines Co.	1,566	72,788
United Continental Holdings, Inc. (a)	2,400	200,952

		517,698

Apparel — 0.3%
Hanesbrands, Inc.	5,800	72,674
Michael Kors Holdings Ltd. (a)	2,700	102,384
NIKE, Inc. Class B	384	28,470
PVH Corp.	240	22,308
Ralph Lauren Corp.	400	41,384
VF Corp.	400	28,536

		295,756

Auto Manufacturers — 0.4%
Ford Motor Co.	18,462	141,234
General Motors Co.	4,600	153,870
PACCAR, Inc.	1,934	110,509

		405,613

Auto Parts & Equipment — 0.3%
Aptiv PLC	200	12,314
BorgWarner, Inc.	3,300	114,642
The Goodyear Tire & Rubber Co.	8,261	168,607

		295,563

Distribution & Wholesale — 0.0%
Fastenal Co.	70	3,660

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.W. Grainger, Inc.	164	$46,307

		49,967

Home Builders — 0.1%
D.R. Horton, Inc.	759	26,307
PulteGroup, Inc.	3,074	79,893

		106,200

Home Furnishing — 0.0%
Leggett & Platt, Inc.	95	3,405
Whirlpool Corp.	184	19,664

		23,069

Housewares — 0.0%
Newell Brands, Inc.	83	1,543

Leisure Time — 0.2%
Harley-Davidson, Inc.	1,508	51,453
Norwegian Cruise Line Holdings Ltd. (a)	3,400	144,126

		195,579

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,800	129,240
Marriott International, Inc. Class A	141	15,307
MGM Resorts International	5,900	143,134
Wynn Resorts Ltd.	9	890

		288,571

Retail — 3.0%
Advance Auto Parts, Inc.	760	119,669
AutoZone, Inc. (a)	306	256,532
Best Buy Co., Inc.	3,308	175,192
Costco Wholesale Corp.	1,098	223,673
Darden Restaurants, Inc.	373	37,248
Dollar Tree, Inc. (a)	71	6,413
Foot Locker, Inc.	4,200	223,440
The Gap, Inc.	1,705	43,921
Genuine Parts Co.	36	3,457
The Home Depot, Inc.	1,140	195,875
Kohl’s Corp.	3,761	249,505
L Brands, Inc.	600	15,402
Lowe’s Cos., Inc.	29	2,678
Macy’s, Inc.	8,140	242,409
McDonald’s Corp.	305	54,159
Nordstrom, Inc.	3,411	158,987
O’Reilly Automotive, Inc. (a)	314	108,120
Ross Stores, Inc.	1,392	115,814
Starbucks Corp.	3,890	250,516
Tapestry, Inc.	84	2,835
Target Corp.	2,567	169,653
Tiffany & Co.	111	8,937
The TJX Cos., Inc.	2,280	102,007
Walgreens Boots Alliance, Inc.	2,406	164,402
Walmart, Inc.	3,423	318,852
Yum! Brands, Inc.	36	3,309

		3,253,005

	Number of Shares	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	47	$3,819
Mattel, Inc. (a) (b)	61	609

		4,428

		5,436,992

Consumer, Non-cyclical — 10.0%
Agriculture — 0.2%
Altria Group, Inc.	3,841	189,707
Archer-Daniels-Midland Co.	26	1,065
Philip Morris International, Inc.	646	43,127

		233,899

Beverages — 0.6%
Brown-Forman Corp. Class B	2	95
The Coca-Cola Co.	1,724	81,632
Constellation Brands, Inc. Class A	82	13,187
Molson Coors Brewing Co. Class B	2,036	114,342
Monster Beverage Corp. (a)	750	36,915
PepsiCo, Inc.	3,652	403,473

		649,644

Biotechnology — 1.3%
Amgen, Inc.	3,325	647,278
Biogen, Inc. (a)	784	235,921
Celgene Corp. (a)	1,498	96,007
Gilead Sciences, Inc.	6,252	391,063

		1,370,269

Commercial Services — 1.2%
Automatic Data Processing, Inc.	1,001	131,251
Cintas Corp.	9	1,512
Ecolab, Inc.	4	589
Equifax, Inc.	216	20,116
H&R Block, Inc.	7,642	193,878
Moody’s Corp.	325	45,513
PayPal Holdings, Inc. (a)	3,565	299,781
Quanta Services, Inc.	4,224	127,142
Robert Half International, Inc.	1,835	104,962
S&P Global, Inc.	149	25,321
Total System Services, Inc.	1,221	99,255
United Rentals, Inc. (a)	270	27,683
The Western Union Co.	11,307	192,898

		1,269,901

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	906	53,925
The Estee Lauder Cos., Inc. Class A	726	94,453
The Procter & Gamble Co.	9,333	857,889

		1,006,267

Foods — 0.4%
Campbell Soup Co. (b)	1,265	41,732
Conagra Brands, Inc.	1,184	25,290
General Mills, Inc.	294	11,448

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hershey Co.	419	$44,908
Hormel Foods Corp.	488	20,828
The J.M. Smucker Co.	724	67,687
Kellogg Co.	135	7,696
The Kraft Heinz Co.	173	7,446
The Kroger Co.	2,468	67,870
McCormick & Co., Inc.	73	10,165
Mondelez International, Inc. Class A	21	841
Sysco Corp.	866	54,264
Tyson Foods, Inc. Class A	720	38,448

		398,623

Health Care – Products — 0.9%
Abbott Laboratories	2,889	208,961
Baxter International, Inc.	22	1,448
Becton, Dickinson & Co.	38	8,562
Boston Scientific Corp. (a)	121	4,276
The Cooper Cos., Inc.	190	48,355
Danaher Corp.	402	41,454
DENTSPLY SIRONA, Inc.	61	2,270
Hologic, Inc. (a)	200	8,220
Intuitive Surgical, Inc. (a)	42	20,115
Medtronic PLC	4,116	374,391
Stryker Corp.	609	95,461
Thermo Fisher Scientific, Inc.	578	129,351
Varian Medical Systems, Inc. (a)	4	453
Zimmer Biomet Holdings, Inc.	364	37,754

		981,071

Health Care – Services — 0.5%
Anthem, Inc.	648	170,184
Centene Corp. (a)	440	50,732
DaVita, Inc. (a)	446	22,951
HCA Healthcare, Inc.	400	49,780
Humana, Inc.	45	12,892
IQVIA Holdings, Inc. (a)	350	40,660
Laboratory Corp. of America Holdings (a)	1	126
Quest Diagnostics, Inc.	635	52,876
UnitedHealth Group, Inc.	401	99,897
Universal Health Services, Inc. Class B	10	1,166

		501,264

Household Products & Wares — 0.1%
Avery Dennison Corp.	382	34,315
The Clorox Co.	17	2,620
Kimberly-Clark Corp.	1,120	127,613

		164,548

Pharmaceuticals — 3.9%
AbbVie, Inc.	5,504	507,414
Allergan PLC	719	96,102
AmerisourceBergen Corp.	230	17,112
Bristol-Myers Squibb Co.	3,112	161,762
Cardinal Health, Inc.	2,255	100,573

	Number of Shares	Value
Cigna Corp. (a)	1,564	$297,056
CVS Health Corp.	2,746	179,918
Eli Lilly & Co.	2,407	278,538
Johnson & Johnson	6,079	784,495
McKesson Corp.	2,011	222,155
Merck & Co., Inc.	7,829	598,214
Mylan NV (a)	1,859	50,937
Perrigo Co. PLC	400	15,500
Pfizer, Inc.	18,222	795,390
Zoetis, Inc.	610	52,179

		4,157,345

		10,732,831

Energy — 2.4%
Oil & Gas — 2.3%
Anadarko Petroleum Corp.	1,097	48,092
Apache Corp.	98	2,573
Cabot Oil & Gas Corp.	92	2,056
Chevron Corp.	4,660	506,961
Cimarex Energy Co.	1,500	92,475
ConocoPhillips	2,310	144,029
Devon Energy Corp.	5,417	122,099
EOG Resources, Inc.	2	174
EQT Corp.	29	548
Exxon Mobil Corp.	4,349	296,558
Helmerich & Payne, Inc.	40	1,918
Hess Corp.	2,247	91,004
HollyFrontier Corp.	3,600	184,032
Marathon Oil Corp.	15,685	224,923
Marathon Petroleum Corp.	4,175	246,367
Newfield Exploration Co. (a)	9,000	131,940
Noble Energy, Inc.	66	1,238
Occidental Petroleum Corp.	730	44,807
Phillips 66	1,805	155,501
Pioneer Natural Resources Co.	793	104,295
Valero Energy Corp.	1,530	114,704

		2,516,294

Oil & Gas Services — 0.1%
Baker Hughes a GE Co.	74	1,591
Halliburton Co.	171	4,545
National Oilwell Varco, Inc.	1,009	25,931
Schlumberger Ltd.	687	24,787
TechnipFMC PLC	1,272	24,906

		81,760

Pipelines — 0.0%
Kinder Morgan, Inc.	60	923
The Williams Cos., Inc.	33	728

		1,651

		2,599,705

Financial — 8.4%
Banks — 3.7%
Bank of America Corp.	37,442	922,571

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Bank of New York Mellon Corp.	2,495	$117,440
BB&T Corp.	512	22,180
Citigroup, Inc.	10,384	540,591
Citizens Financial Group, Inc.	3,900	115,947
Comerica, Inc.	424	29,125
Fifth Third Bancorp	1,621	38,142
The Goldman Sachs Group, Inc.	1,508	251,911
Huntington Bancshares, Inc.	1,110	13,231
JP Morgan Chase & Co.	8,825	861,497
KeyCorp	4,872	72,008
M&T Bank Corp.	281	40,220
Morgan Stanley	6,596	261,531
Northern Trust Corp.	511	42,715
The PNC Financial Services Group, Inc.	205	23,967
Regions Financial Corp.	11,643	155,783
State Street Corp.	185	11,668
SunTrust Banks, Inc.	1,200	60,528
SVB Financial Group (a)	560	106,355
US Bancorp	1,129	51,595
Wells Fargo & Co.	2,664	122,757
Zions Bancorp NA	2,749	111,994

		3,973,756

Diversified Financial Services — 1.9%
Alliance Data Systems Corp.	860	129,069
American Express Co.	368	35,078
Ameriprise Financial, Inc.	1,065	111,154
Capital One Financial Corp.	1,275	96,377
The Charles Schwab Corp.	3,022	125,504
CME Group, Inc.	5	941
Discover Financial Services	295	17,399
E*TRADE Financial Corp.	4,193	183,989
Franklin Resources, Inc.	4,748	140,826
Intercontinental Exchange, Inc.	1,310	98,682
Invesco Ltd.	323	5,407
Jefferies Financial Group, Inc.	36	625
Mastercard, Inc. Class A	750	141,487
Nasdaq, Inc.	22	1,794
Raymond James Financial, Inc.	800	59,528
Synchrony Financial	8,700	204,102
T. Rowe Price Group, Inc.	686	63,331
Visa, Inc. Class A	4,370	576,578

		1,991,871

Insurance — 2.1%
Aflac, Inc.	1,990	90,664
The Allstate Corp.	586	48,421
American International Group, Inc.	11	434
Aon PLC	126	18,315
Assurant, Inc.	30	2,683
Berkshire Hathaway, Inc. Class B (a)	4,803	980,677
Brighthouse Financial, Inc. (a)	29	884
Chubb Ltd.	24	3,100

	Number of Shares	Value
Cincinnati Financial Corp.	724	$56,052
Everest Re Group Ltd.	110	23,954
The Hartford Financial Services Group, Inc.	890	39,560
Lincoln National Corp.	3,158	162,037
Loews Corp.	634	28,860
Marsh & McLennan Cos., Inc.	230	18,343
MetLife, Inc.	4,729	194,173
Principal Financial Group, Inc.	1,235	54,550
The Progressive Corp.	1,634	98,579
Prudential Financial, Inc.	1,295	105,607
Torchmark Corp.	480	35,774
The Travelers Cos., Inc.	797	95,441
Unum Group	5,835	171,432

		2,229,540

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,098	43,964

Real Estate Investment Trusts (REITS) — 0.7%
American Tower Corp.	18	2,847
Apartment Investment & Management Co. Class A	64	2,808
AvalonBay Communities, Inc.	54	9,399
Boston Properties, Inc.	7	788
Crown Castle International Corp.	400	43,452
Digital Realty Trust, Inc.	50	5,328
Duke Realty Corp.	1,400	36,260
Equinix, Inc.	20	7,051
Equity Residential	1	66
Essex Property Trust, Inc.	300	73,563
Extra Space Storage, Inc.	800	72,384
Federal Realty Investment Trust	10	1,180
HCP, Inc.	676	18,881
Host Hotels & Resorts, Inc.	730	12,169
Iron Mountain, Inc.	73	2,366
Kimco Realty Corp.	510	7,472
Mid-America Apartment Communities, Inc.	10	957
Prologis, Inc.	116	6,812
Public Storage	27	5,465
Simon Property Group, Inc.	1,104	185,461
SL Green Realty Corp.	2,710	214,307
Ventas, Inc.	236	13,827
Vornado Realty Trust	265	16,438
Welltower, Inc.	374	25,959
Weyerhaeuser Co.	93	2,033

		767,273

Savings & Loans — 0.0%
People’s United Financial, Inc.	3,659	52,799

		9,059,203

Industrial — 3.7%
Aerospace & Defense — 0.7%
Arconic, Inc.	15	253

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Boeing Co.	1,316	$424,410
General Dynamics Corp.	88	13,835
Harris Corp.	154	20,736
L3 Technologies, Inc.	44	7,641
Lockheed Martin Corp.	241	63,103
Northrop Grumman Corp.	53	12,980
Raytheon Co.	26	3,987
United Technologies Corp.	2,134	227,228

		774,173

Building Materials — 0.1%
Johnson Controls International PLC	2,826	83,791
Masco Corp.	94	2,749
Vulcan Materials Co.	8	790

		87,330

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,200	81,240
Emerson Electric Co.	943	56,344

		137,584

Electronics — 0.4%
Agilent Technologies, Inc.	773	52,147
Allegion PLC	300	23,913
Amphenol Corp. Class A	672	54,445
Corning, Inc.	2,974	89,845
FLIR Systems, Inc.	435	18,940
Fortive Corp.	836	56,564
Garmin Ltd.	400	25,328
Honeywell International, Inc.	95	12,551
PerkinElmer, Inc.	24	1,885
Waters Corp. (a)	300	56,595

		392,213

Engineering & Construction — 0.1%
Fluor Corp.	247	7,954
Jacobs Engineering Group, Inc.	2,624	153,399

		161,353

Environmental Controls — 0.2%
Pentair PLC	5,100	192,678
Republic Services, Inc.	87	6,272
Stericycle, Inc. (a)	87	3,192
Waste Management, Inc.	345	30,701

		232,843

Hand & Machine Tools — 0.0%
Snap-on, Inc.	165	23,973
Stanley Black & Decker, Inc.	2	239

		24,212

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	1,150	146,131

Machinery – Diversified — 0.4%
Cummins, Inc.	493	65,884
Deere & Co.	1	149

	Number of Shares	Value
Dover Corp.	803	$56,973
Flowserve Corp.	3,191	121,322
Rockwell Automation, Inc.	76	11,436
Roper Technologies, Inc.	434	115,670
Xylem, Inc.	701	46,771

		418,205

Miscellaneous – Manufacturing — 0.5%
3M Co.	5	953
Eaton Corp. PLC	1,982	136,084
General Electric Co.	86	651
Illinois Tool Works, Inc.	50	6,334
Ingersoll-Rand PLC	690	62,949
Parker-Hannifin Corp.	1,150	171,511
Textron, Inc.	2,685	123,483

		501,965

Packaging & Containers — 0.2%
Ball Corp.	40	1,839
Packaging Corp. of America	110	9,181
Sealed Air Corp.	47	1,637
WestRock Co.	5,305	200,317

		212,974

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,010	192,213

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	254	21,359
CSX Corp.	2,673	166,073
Expeditors International of Washington, Inc.	84	5,720
FedEx Corp.	6	968
Norfolk Southern Corp.	983	146,998
Union Pacific Corp.	1,810	250,196
United Parcel Service, Inc. Class B	1,435	139,956

		731,270

		4,012,466

Technology — 8.4%
Computers — 3.8%
Accenture PLC Class A	1,700	239,717
Apple, Inc.	14,546	2,294,486
Cognizant Technology Solutions Corp. Class A	418	26,535
DXC Technology Co.	4,145	220,390
Fortinet, Inc. (a)	3,000	211,290
Hewlett Packard Enterprise Co.	16,063	212,192
HP, Inc.	10,463	214,073
International Business Machines Corp.	2,230	253,484
NetApp, Inc.	2,809	167,613
Seagate Technology PLC	4,700	181,373
Western Digital Corp.	1,120	41,406

		4,062,559

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.0%
Xerox Corp.	143	$2,826

Semiconductors — 1.6%
Analog Devices, Inc.	217	18,625
Applied Materials, Inc.	367	12,016
Broadcom, Inc.	1,024	260,383
Intel Corp.	14,911	699,773
KLA-Tencor Corp.	308	27,563
Lam Research Corp.	183	24,919
Microchip Technology, Inc.	24	1,726
Micron Technology, Inc. (a)	4,433	140,659
NVIDIA Corp.	5	668
QUALCOMM, Inc.	5,088	289,558
Skyworks Solutions, Inc.	890	59,648
Texas Instruments, Inc.	845	79,852
Xilinx, Inc.	561	47,780

		1,663,170

Software — 3.0%
Activision Blizzard, Inc.	100	4,657
Adobe, Inc. (a)	1,255	283,931
Akamai Technologies, Inc. (a)	2,910	177,743
Autodesk, Inc. (a)	47	6,045
Broadridge Financial Solutions, Inc.	100	9,625
Cadence Design Systems, Inc. (a)	600	26,088
Citrix Systems, Inc.	2,615	267,933
Electronic Arts, Inc. (a)	136	10,732
Fidelity National Information Services, Inc.	150	15,382
Fiserv, Inc. (a)	588	43,212
Intuit, Inc.	339	66,732
Microsoft Corp.	19,511	1,981,732
Oracle Corp.	7,988	360,658
Paychex, Inc.	13	847
Red Hat, Inc. (a)	4	703
salesforce.com, Inc. (a)	90	12,327
Synopsys, Inc. (a)	100	8,424

		3,276,771

		9,005,326

Utilities — 1.6%
Electric — 1.6%
AES Corp.	8,277	119,685
Ameren Corp.	1,072	69,927
American Electric Power Co., Inc.	296	22,123
CenterPoint Energy, Inc.	3,535	99,793
CMS Energy Corp.	1,110	55,112
Consolidated Edison, Inc.	909	69,502
Dominion Energy, Inc.	362	25,869
DTE Energy Co.	452	49,856
Duke Energy Corp.	2,186	188,652
Edison International	134	7,607
Entergy Corp.	2,711	233,336

	Number of Shares	Value
Eversource Energy	622	$40,455
Exelon Corp.	2,923	131,827
FirstEnergy Corp.	166	6,233
NextEra Energy, Inc.	456	79,262
NRG Energy, Inc.	5,820	230,472
Pinnacle West Capital Corp.	250	21,300
PPL Corp.	784	22,211
Public Service Enterprise Group, Inc.	1,209	62,928
SCANA Corp.	72	3,440
Sempra Energy	332	35,919
The Southern Co.	534	23,453
WEC Energy Group, Inc.	364	25,211
Xcel Energy, Inc.	1,145	56,414

		1,680,587

Gas — 0.0%
NiSource, Inc.	172	4,360

		1,684,947

TOTAL COMMON STOCK (Cost $52,981,900)		51,863,642

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	5,000	119,200

TOTAL PREFERRED STOCK (Cost $125,000)		119,200

TOTAL EQUITIES (Cost $53,106,900)		51,982,842

	Principal Amount
BONDS & NOTES — 40.1%

CORPORATE DEBT — 14.6%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	17,185

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	81,000	70,970
4.350% 3/15/24	55,000	53,961
Reynolds American, Inc. 5.850% 8/15/45	55,000	51,097

		176,028

Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (c)	202,000	202,505

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	$9,872	$9,767
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	70,635	69,349
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	15,000	15,006
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	22,000	21,809

		318,436

Auto Manufacturers — 0.5%
Ford Motor Co. 4.346% 12/08/26	50,000	44,540
5.291% 12/08/46	15,000	12,315
Ford Motor Credit Co. LLC 3.810% 1/09/24	200,000	184,573
General Motors Co. 4.200% 10/01/27	30,000	27,040
5.150% 4/01/38	20,000	17,087
General Motors Financial Co., Inc. 3.500% 11/07/24	150,000	137,153
3.550% 4/09/21	25,000	24,656
4.150% 6/19/23	78,000	75,999

		523,363

Banks — 2.0%
Associated Banc-Corp. 2.750% 11/15/19	110,000	109,478
Bank of America Corp. 4.183% 11/25/27	110,000	105,728
4.200% 8/26/24	30,000	29,754
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	23,782
4.750% 4/21/45	70,000	69,046
7.750% 5/14/38	20,000	25,866
Bank of Montreal 3.803% VRN 12/15/32 (d)	60,000	55,560
The Bank of Nova Scotia 4.500% 12/16/25	40,000	39,829
4.650% VRN 12/31/99 (d) (e)	60,000	52,012
Barclays Bank PLC 10.179% 6/12/21 (c)	80,000	89,932
CIT Group, Inc. 4.750% 2/16/24	80,000	77,000
Citigroup, Inc. 5.500% 9/13/25	175,000	183,643
5.875% 1/30/42	20,000	22,604
8.125% 7/15/39	15,000	20,810
Credit Suisse Group AG 4.282% 1/09/28 (c)	250,000	241,176

	Principal Amount	Value
First Republic Bank 4.375% 8/01/46	$250,000	$231,173
Fulton Financial Corp. 3.600% 3/16/22	45,000	44,697
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (d)	40,000	37,345
5.950% 1/15/27	80,000	84,240
6.750% 10/01/37	35,000	39,525
HSBC Holdings PLC 4.583% VRN 6/19/29 (d)	200,000	198,248
JP Morgan Chase & Co. 3.625% 12/01/27	30,000	27,917
5.600% 7/15/41	45,000	50,698
Morgan Stanley 4.350% 9/08/26	135,000	131,194
5.000% 11/24/25	40,000	40,787
SVB Financial Group 3.500% 1/29/25	85,000	81,432
Valley National Bancorp 5.125% 9/27/23	50,000	51,959
Wells Fargo & Co. 5.375% 11/02/43	14,000	14,610
5.606% 1/15/44	15,000	16,268

		2,196,313

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (c)	170,000	157,656
Molson Coors Brewing Co. 4.200% 7/15/46	39,000	32,401
5.000% 5/01/42	5,000	4,706

		194,763

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	15,000	15,453
Celgene Corp. 3.450% 11/15/27	155,000	141,049
4.350% 11/15/47	30,000	25,263

		181,765

Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	200,000	190,572
Standard Industries, Inc. 5.000% 2/15/27 (c)	156,000	136,500
5.375% 11/15/24 (c)	38,000	35,672
5.500% 2/15/23 (c)	32,000	31,360

		394,104

Chemicals — 0.6%
Ashland, Inc. 6.875% 5/15/43	11,000	10,835

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DowDuPont, Inc. 5.319% 11/15/38	$55,000	$56,633
Huntsman International LLC 5.125% 11/15/22	30,000	30,225
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	30,000	30,662
The Mosaic Co. 4.050% 11/15/27	25,000	23,711
RPM International, Inc. 3.750% 3/15/27	11,000	10,445
SABIC Capital II BV 4.000% 10/10/23 (c)	200,000	199,000
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	18,035
Syngenta Finance NV 3.698% 4/24/20 (c)	200,000	198,551
Yara International ASA 4.750% 6/01/28 (c)	75,000	74,753

		652,850

Commercial Services — 0.1%
The ADT Security Corp. 6.250% 10/15/21	140,000	141,925

Computers — 0.2%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	15,000	15,068
Leidos Holdings, Inc. 4.450% 12/01/20	200,000	198,500

		213,568

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	150,000	130,906
4.500% 5/15/21	105,000	105,303
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	68,023
Aircastle Ltd. 4.400% 9/25/23	25,000	24,588
5.000% 4/01/23	100,000	100,393
Ally Financial, Inc. 4.125% 2/13/22	65,000	63,131
Ares Finance Co. LLC 4.000% 10/08/24 (c)	85,000	81,218
Discover Financial Services 3.850% 11/21/22	100,000	99,307
4.100% 2/09/27	90,000	84,021
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	65,000	64,506
High Street Funding Trust I 4.111% 2/15/28 (c)	145,000	142,396
International Lease Finance Corp. 5.875% 8/15/22	65,000	68,085

	Principal Amount	Value
Lazard Group LLC 3.625% 3/01/27	$34,000	$31,976
4.500% 9/19/28	60,000	60,011
Legg Mason, Inc. 5.625% 1/15/44	35,000	34,540
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (c)	30,000	29,973

		1,188,377

Electric — 0.9%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	25,000	23,816
CMS Energy Corp. 4.700% 3/31/43	25,000	25,330
4.875% 3/01/44	180,000	187,891
Duke Energy Corp. 3.750% 9/01/46	35,000	30,259
Entergy Louisiana LLC 4.950% 1/15/45	40,000	40,881
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	114,854
3.700% 9/01/24	25,000	24,337
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	200,000	189,984
Nevada Power Co., Series N, 6.650% 4/01/36	20,000	25,944
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	70,000	70,854
Puget Energy, Inc. 3.650% 5/15/25	5,000	4,888
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	118,347
Xcel Energy, Inc. 6.500% 7/01/36	110,000	138,383

		995,768

Electronics — 0.1%
Arrow Electronics, Inc. 3.250% 9/08/24	75,000	69,833
3.875% 1/12/28	25,000	22,773
4.500% 3/01/23	10,000	10,128

		102,734

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	35,000	33,005

Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	35,000	39,545

Health Care – Products — 0.1%
Becton Dickinson & Co. 4.685% 12/15/44	25,000	23,399

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	$35,000	$31,772

		55,171

Health Care – Services — 0.1%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	25,000	25,739
Humana, Inc. 3.950% 3/15/27	15,000	14,655
4.800% 3/15/47	25,000	25,019

		65,413

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	100,000	99,250
4.750% 5/30/25	30,000	28,125
PulteGroup, Inc. 5.000% 1/15/27	40,000	36,200

		163,575

Housewares — 0.0%
Newell Brands, Inc. 3.850% 4/01/23	30,000	29,560

Insurance — 1.3%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	175,000	170,625
American International Group, Inc. 4.200% 4/01/28	90,000	86,703
4.500% 7/16/44	25,000	22,311
4.750% 4/01/48	15,000	13,727
5.750% VRN 4/01/48 (d)	60,000	52,200
AmTrust Financial Services, Inc. 6.125% 8/15/23	75,000	67,773
Arch Capital Finance LLC 5.031% 12/15/46	30,000	31,327
The Athene Holding Ltd. 4.125% 1/12/28	240,000	218,007
AXIS Specialty Finance PLC 4.000% 12/06/27	60,000	57,420
CNA Financial Corp. 3.450% 8/15/27	25,000	23,260
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	59,250
5.250% 5/30/25	72,000	68,580
Enstar Group Ltd. 4.500% 3/10/22	70,000	70,467
The Progressive Corp. 5.375% VRN 12/31/99 (d) (e)	25,000	23,426
Prudential Financial, Inc. 5.700% VRN 9/15/48 (d)	65,000	60,450
Trinity Acquisition PLC 4.400% 3/15/26	85,000	84,466

	Principal Amount	Value
USF&G Capital I 8.500% 12/15/45 (c)	$35,000	$47,997
Voya Financial, Inc. 4.700% VRN 1/23/48 (d)	25,000	19,688
Willis North America, Inc. 4.500% 9/15/28	65,000	64,490
7.000% 9/29/19	21,000	21,482
XLIT Ltd. 4.450% 3/31/25	144,000	143,103

		1,406,752

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	70,000	68,397

Investment Companies — 0.4%
Ares Capital Corp. 3.500% 2/10/23	175,000	166,334
3.875% 1/15/20	75,000	75,157
BlackRock TCP Capital Corp. 4.125% 8/11/22	70,000	67,453
FS KKR Capital Corp. 4.000% 7/15/19	90,000	89,898

		398,842

Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	80,000	81,328
5.250% STEP 8/05/20	110,000	111,618
Vale Overseas Ltd. 5.875% 6/10/21	75,000	78,656
6.875% 11/21/36	35,000	40,023

		311,625

Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	54,000	55,350

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	94,363

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	30,000	27,942
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	75,000	74,919
6.484% 10/23/45	35,000	35,978
Comcast Corp. 3.400% 7/15/46	45,000	37,286
Discovery Communications LLC 3.950% 3/20/28	85,000	78,815
5.000% 9/20/37	25,000	23,189

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 6.750% 6/15/39	$30,000	$30,484
8.250% 4/01/19	10,000	10,112
8.750% 2/14/19	10,000	10,056
Warner Media LLC 6.250% 3/29/41	5,000	5,398

		334,179

Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	23,000	20,703
Glencore Funding LLC 3.875% 10/27/27 (c)	25,000	22,350
4.625% 4/29/24 (c)	85,000	84,255
Kinross Gold Corp. 4.500% 7/15/27	31,000	26,776
5.125% 9/01/21	135,000	134,662

		288,746

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 2.700% 10/09/22	35,000	32,477
4.125% 10/09/42	60,000	46,881

		79,358

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	20,000	19,550
3.875% STEP 10/01/21	80,000	74,900

		94,450

Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.600% 3/15/46	81,000	89,438
Antero Resources Corp. 5.375% 11/01/21	223,000	215,195
Cenovus Energy, Inc. 3.000% 8/15/22	30,000	28,479
4.250% 4/15/27	50,000	45,541
6.750% 11/15/39	15,000	14,639
Continental Resources, Inc. 4.375% 1/15/28	38,000	35,749
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	58,000	55,970
Encana Corp. 6.500% 2/01/38	15,000	16,263
EQT Corp. 3.900% 10/01/27	165,000	142,244
Helmerich & Payne, Inc. 4.650% 3/15/25 (c)	45,000	45,884
Marathon Petroleum Corp. 4.500% 4/01/48 (c)	10,000	8,394
6.500% 3/01/41	35,000	37,756
Nabors Industries, Inc. 5.500% 1/15/23 (b)	35,000	27,780

	Principal Amount	Value
Newfield Exploration Co. 5.750% 1/30/22	$66,000	$66,660
Patterson-UTI Energy, Inc. 3.950% 2/01/28	22,000	20,174
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	23,875
Petroleos Mexicanos 3.500% 1/30/23	20,000	18,100
4.625% 9/21/23	10,000	9,385
5.350% 2/12/28	30,000	26,175
5.500% 1/21/21	110,000	109,557
6.375% 1/23/45	15,000	12,075
6.500% 3/13/27	10,000	9,400
6.625% 6/15/38	5,000	4,275

		1,063,008

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337% 12/15/27	14,000	12,881
National Oilwell Varco, Inc. 3.950% 12/01/42	40,000	31,923

		44,804

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	95,000	89,962

Pharmaceuticals — 0.6%
AbbVie, Inc. 4.700% 5/14/45	75,000	68,206
Bayer US Finance II LLC 4.400% 7/15/44 (c)	130,000	111,265
CVS Health Corp. 4.300% 3/25/28	24,000	23,463
5.050% 3/25/48	70,000	68,083
6.125% 9/15/39	10,000	11,076
CVS Pass-Through Trust 5.926% 1/10/34 (c)	48,644	52,390
Express Scripts Holding Co. 4.500% 2/25/26	55,000	55,744
4.800% 7/15/46	30,000	28,760
McKesson Corp. 4.883% 3/15/44	10,000	9,624
6.000% 3/01/41	30,000	33,216
Mylan, Inc. 3.125% 1/15/23 (c)	30,000	28,132
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	30,000	29,194
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	13,000	12,798
2.200% 7/21/21	174,000	159,943
4.100% 10/01/46	15,000	9,915

		701,809

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.1%
Andeavor Logistics LP 6.875% VRN 12/31/99 (d) (e)	$90,000	$80,100
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	19,000	19,380
Energy Transfer LP 5.875% 1/15/24	30,000	30,525
7.500% 10/15/20	75,000	78,000
Energy Transfer Operating LP 4.200% 4/15/27	105,000	97,853
6.125% 12/15/45	25,000	24,450
6.250% VRN 12/31/99 (d) (e)	95,000	79,503
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	112,692
4.850% 7/15/26	24,000	21,642
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (d)	30,000	24,805
EQM Midstream Partners LP 4.750% 7/15/23	70,000	69,850
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	10,613
6.500% 2/01/37	25,000	26,932
6.550% 9/15/40	15,000	16,191
6.950% 1/15/38	5,000	5,577
Magellan Midstream Partners LP 5.150% 10/15/43	30,000	30,105
MPLX LP 4.500% 4/15/38	30,000	26,200
4.800% 2/15/29	15,000	14,963
5.200% 3/01/47	5,000	4,603
Phillips 66 Partners LP 4.680% 2/15/45	4,000	3,602
Plains All American Pipeline LP 6.125% VRN 12/31/99 (d) (e)	105,000	88,200
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	80,000	77,056
4.700% 6/15/44	25,000	21,452
Sabine Pass Liquefaction LLC 4.200% 3/15/28	45,000	43,043
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	30,000	27,478
5.300% 4/01/44	25,000	22,076
Western Gas Partners LP 4.000% 7/01/22	85,000	84,272
4.500% 3/01/28	15,000	14,021

		1,155,184

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	70,000	68,309

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	$105,000	$103,688

		171,997

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Trust #1 3.652% 3/15/48 (c)	50,000	49,944
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	37,596
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	44,393
Kimco Realty Corp. 3.300% 2/01/25	25,000	23,828
Mid-America Apartments LP 3.600% 6/01/27	75,000	72,377
National Retail Properties, Inc. 4.300% 10/15/28	20,000	20,099
SBA Tower Trust 2.877% 7/15/46 (c)	40,000	39,266
3.168% 4/09/47 (c)	90,000	88,488
UDR, Inc. 3.500% 7/01/27	35,000	33,308
VEREIT Operating Partnership LP 4.625% 11/01/25	35,000	35,065
Weingarten Realty Investors 3.250% 8/15/26	15,000	13,882

		458,246

Retail — 0.2%
Dollar Tree, Inc. 4.000% 5/15/25	50,000	48,068
4.200% 5/15/28	45,000	42,624
The Home Depot, Inc. 5.950% 4/01/41	30,000	36,813
QVC, Inc. 4.375% 3/15/23	65,000	62,370
5.125% 7/02/22	10,000	10,105

		199,980

Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	40,000	39,884
Microchip Technology, Inc. 3.922% 6/01/21 (c)	25,000	24,800

		64,684

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	89,000	94,397

Telecommunications — 0.4%
AT&T, Inc. 3.400% 5/15/25	30,000	28,250
4.750% 5/15/46	90,000	79,910
5.250% 3/01/37	35,000	34,378

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyLink, Inc. 6.150% 9/15/19	$30,000	$30,383
Crown Castle Towers LLC 4.241% 7/15/48 (c)	40,000	39,806
Ericsson LM 4.125% 5/15/22	145,000	142,624
Hughes Satellite Systems Corp. 6.500% 6/15/19	25,000	25,219
Sprint Communications, Inc. 9.250% 4/15/22	65,000	74,262
Verizon Communications, Inc. 6.550% 9/15/43	34,000	40,106

		494,938

Transportation — 0.0%
CSX Corp. 4.750% 11/15/48	20,000	20,217
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	20,000	20,254

		40,471

Trucking & Leasing — 0.3%
DAE Funding LLC 4.000% 8/01/20 (c)	25,000	24,375
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	50,000	46,750
5.250% 8/15/22 (c)	190,000	183,825
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.900% 2/01/24 (c)	70,000	69,475

		324,425

TOTAL CORPORATE DEBT (Cost $16,165,058)		15,719,415

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	160,085
State of California BAB 7.550% 4/01/39	120,000	171,906
7.600% 11/01/40	10,000	14,562

		346,553

TOTAL MUNICIPAL OBLIGATIONS (Cost $335,822)		346,553

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Automobile ABS — 0.6%
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (c)	80,000	79,151
Hertz Vehicle Financing II LP, Series 2018-1A, Class A 3.290% 2/25/24 (c)	150,000	147,536

	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030% 7/25/24 (c)	$250,000	$253,265
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (c)	110,000	109,495
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (c)	30,000	30,020

		619,467

Commercial MBS — 1.0%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (c) (d)	100,000	99,140
BBCMS Mortgage Trust, Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (d)	100,000	99,271
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.955% FRN 7/15/35 (c) (d)	100,000	99,072
COMM Mortgage Trust, Series 2014-LC17, Class C, 4.554% VRN 10/10/47 (d)	100,000	98,952
Commercial Mortgage Pass-Through Certificates Series 2013-GAM, Class A1, 1.705% 2/10/28 (c)	42,162	41,292
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	35,000	33,416
Series 2015-CR23, Class C, 4.252% VRN 5/10/48 (d)	35,000	33,969
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (d)	50,000	50,250
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (c)	100,000	102,352
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.666% VRN 7/10/38 (d)	27,456	27,716
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class AS, 3.056% 8/15/49	140,000	131,398
Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (d)	246	245
Morgan Stanley Capital I Trust Series 2018-H3, Class B, 4.620% 7/15/51	20,000	20,496
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (d)	100,000	102,697
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (d)	2,606	2,612

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1, 3.349% 11/15/43 (c)	$11,716	$11,725
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	30,692
Series 2018-C45, Class B, 4.556% 6/15/51	10,000	10,286
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	40,000	40,318
Series 2011-C3, Class B, 4.740% 3/15/44 (c)	50,000	50,637

		1,086,536

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720% 3.226% FRN 3/25/35	6,114	6,126

Other ABS — 4.1%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	39,465	38,849
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (c)	216,004	215,632
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (c)	50,000	48,975
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	67,900	70,285
Ascentium Equipment Receivables Trust, Series 2018-2A, Class D 4.150% 7/10/24 (c)	71,000	72,428
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (c)	14,507	14,507
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.834% FRN 8/14/30 (c)	250,000	247,301
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (c)	3,770	3,748
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (c)	52,997	52,101
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.966% FRN 9/25/34	2,693	2,667
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (c)	52,676	52,021

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II 4.474% 10/25/45 (c)	$107,250	$108,313
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.200% FRN 10/15/30 (c) (d)	250,000	247,418
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (c)	45,887	45,429
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 4.231% FRN 1/25/35	80,000	81,505
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.151% FRN 4/25/35	3,122	3,100
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	92,745	94,455
Hero Funding Trust Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	84,546	85,538
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	101,625	105,800
Highbridge Loan Management Ltd., Series 13A-18, Class C, 4.586% FRN 10/15/30 (c) (d)	250,000	236,866
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (c)	13,348	13,285
J.G. Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (c)	69,996	72,169
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B 5.430% 8/15/62 (c)	200,000	208,717
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (c)	100,000	98,953
MP CLO III Ltd., Series 2013-1A, Class AR, 3.719% FRN 10/20/30 (c) (d)	250,000	248,181
NP Ferrum LLC, Series 15-1A, Class A1 2.707% 2/19/45 (f)	45,265	44,759
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.833% 10/16/51 (c)	320,000	315,681
Series 2016-T4, Class AT4, 3.107% 12/15/50 (c)	150,000	149,746
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (c)	28,890	28,504
Series 2016-A, Class B, 2.910% 3/08/29 (c)	24,075	23,910

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	$37,917	$38,034
Sierra Timeshare 2018-3 Receivables Funding LLC, Series 2018-3A, Class C 4.170% 9/20/35 (c)	243,839	247,828
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B 3.080% 9/20/32 (c)	19,675	19,573
SoFi Consumer Loan Program LLC Series 2015-2, Class A, 3.280% 9/15/23 (c)	21,849	21,850
Series 2017-2, Class A, 3.280% 2/25/26 (c)	46,571	46,466
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (c)	110,000	109,795
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	40,000	40,352
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	172,375	175,762
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (c)	131,975	130,880
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	85,050	84,920
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (c)	97,000	97,553
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (c)	230,000	235,458
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (c)	18,132	17,843
Wendy’s Funding LLC Series 2015-1A, Class A2II, 4.080% 6/15/45 (c)	48,375	48,616
Series 2015-1A, Class A23, 4.497% 6/15/45 (c)	72,563	74,752

		4,420,525

Student Loans ABS — 5.0%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 7/25/58 (c)	100,000	90,032
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	100,000	98,537
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.590% FRN 7/01/38	7,046	6,879

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN1/25/47	$35,000	$27,828
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.406% FRN 10/25/44 (c)	71,582	72,083
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.506% FRN 4/25/40 (c)	24,264	24,778
Earnest Student Loan Program LLC Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 4.356% FRN 10/27/36 (c)	36,865	37,162
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.556% FRN 2/26/35 (c)	26,378	26,753
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.306% FRN 9/25/68 (c) (d)	96,608	96,526
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.706% FRN 12/27/66 (c)	75,597	76,455
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.856% FRN 7/26/66 (c)	92,100	93,847
EdLinc Student Loan Funding Trust Series 2017-A, Class A, 3.350% FRN 12/01/47 (c) (d)	81,801	82,755
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.746% FRN 11/26/40 (c)	65,000	77,291
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS FRN 8/01/43 (c)	50,000	46,393
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.099% FRN 12/01/31	51,407	51,487
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.639% FRN 2/25/42	30,306	30,397
Navient Student Loan Trust Series 2015-2, Class A3, 1 mo. USD LIBOR + .570% 3.076% FRN 11/26/40	235,000	233,698
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.206% FRN 2/25/70 (c)	70,534	70,728
Series 2018-1A, Class A3, 3.226% FRN 3/25/67 (c) (d)	100,000	99,440
Series 2014-1, Class A4, 1 mo. USD LIBOR + .750% 3.256% FRN 2/25/39	100,000	98,905

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3A, Class A3, 3.306% FRN 3/25/67 (c) (d)	$100,000	$98,763
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.756% FRN 6/25/65 (c)	80,963	81,569
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.806% FRN 3/25/66 (c)	210,000	214,526
Series 2018-4A, Class B, 3.806% FRN 6/27/67 (c) (d)	100,000	100,000
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 10/25/58	40,000	40,570
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 4.006% FRN 6/25/65 (c)	200,000	206,648
Nelnet Private Education Loan Trust
Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	45,056	43,874
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.256% FRN 12/26/40 (c)	45,051	44,910
Nelnet Student Loan Trust
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.924% FRN 3/23/37	75,579	74,864
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.136% FRN 1/25/37 (c)	39,228	39,158
Series 2018-3A, Class A3, 3.256% FRN 9/27/66 (c) (d)	100,000	100,126
Series 2018-1A, Class A2, 3.266% FRN 5/25/66 (c) (d)	100,000	99,001
Series 2018-5A, Class B, 3.837% FRN 2/25/67 (c) (d)	200,000	199,938
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.456% FRN 11/25/65 (c)	76,753	77,136
SLC Student Loan Trust Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.816% FRN 2/15/45	45,679	42,384
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.948% FRN 3/15/55	270,000	256,036
SLM Student Loan Trust Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.630% FRN 1/27/42	200,000	192,458
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.640% FRN 3/25/44	200,000	194,496

	Principal Amount	Value
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.670% FRN 7/25/55	$259,546	$243,950
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.700% FRN 10/25/40	152,549	144,814
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.710% FRN 3/25/44	56,961	53,392
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.780% FRN 1/25/44	89,323	82,884
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.800% FRN 1/25/55	50,422	47,690
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 2.990% FRN 7/25/39	46,862	44,491
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.090% FRN 10/25/65 (c)	250,000	249,304
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.240% FRN 1/25/40	100,000	99,203
Series 2006-5, Class A6B, 3 mo. USD LIBOR + .750% 3.240% FRN 10/25/40	100,000	99,875
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.240% FRN 10/25/40	220,000	218,213
Series 2014-2, Class B, 1 mo. USD LIBOR + 1.500% 4.006% FRN 1/25/72	150,000	152,029
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	50,000	50,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
SMB Private Education Loan Trust, Series 2017-A, Class B 3.500% 6/17/41 (c)	100,000	96,980
SoFi Professional Loan Program LLC Series 2017-A, Class B, 3.440% VRN 3/26/40 (c) (d)	100,000	97,665
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.706% FRN 6/25/33 (c)	31,615	32,013
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.540% FRN 10/27/36	100,000	100,802

		5,411,736

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.714% VRN 2/25/34 (d)	$5,207	$5,037
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	1,111	1,006
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (d)	73,728	72,662
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.104% VRN 8/25/34 (d)	1,603	1,535
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.944% VRN 8/25/34 (d)	11,520	10,861
JP Morgan Mortgage Trust Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (d)	85,714	83,689
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (c) (d)	135,888	133,998
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.792% VRN 2/25/34 (d)	1,028	952
Series 2003-A4, Class IA, 4.597% VRN 7/25/33 (d)	863	835
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (d)	96,716	94,755
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.347% VRN 3/25/34 (d)	6,345	6,110
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.557% FRN 4/25/44	17,202	16,608

		428,048

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,915,642)		11,972,438

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	100,000	108,000
Mexico Government International Bond 4.750% 3/08/44	193,000	175,437

		283,437

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $292,980)		283,437

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	$44,525	$48,422
Series 2693, Class Z, 5.500% 10/15/33	82,792	88,795

		137,217

Pass-Through Securities — 10.6%
Federal Home Loan Mortgage Corp. Pool #Q41916 3.500% 7/01/46	57,339	57,596
Pool #Q44275 3.500% 11/01/46	39,068	39,231
Pool #Q44277 3.500% 11/01/46	19,442	19,499
Pool #V83764 4.000% 12/01/47	235,776	240,546
Pool #V83796 4.000% 12/01/47	398,012	406,065
Pool #Q52834 4.000% 12/01/47	141,235	144,048
Pool #V83962 4.000% 2/01/48	47,497	48,458
Pool #Q57232 4.000% 7/01/48	59,317	60,485
Pool #G05253 5.000% 2/01/39	6,975	7,401
Pool #G00729 8.000% 6/01/27	11,284	12,742
Federal National Mortgage Association Pool #BC9003 3.000% 11/01/46	86,294	84,275
Pool #MA2806 3.000% 11/01/46	427,510	417,507
Pool #BM3564 3.000% 7/01/47	280,224	273,580
Pool #AS1304 3.500% 12/01/28	38,883	39,500
Pool #AV2325 3.500% 12/01/28	18,572	18,867
Pool #BF0196 3.500% 2/01/41	43,487	43,842
Pool #MA1356 3.500% 2/01/43	290,569	292,396
Pool #BM3994 3.500% 1/01/44	45,457	45,743
Pool #CA1073 3.500% 1/01/48	235,170	235,179
Pool #BJ0686 4.000% 4/01/48	106,247	108,385
Pool #CA1951 4.000% 7/01/48	122,004	124,535
Pool #CA2039 4.000% 7/01/48	195,707	199,736
Pool #725692 1 year CMT + 2.138% 4.318% FRN 10/01/33	7,146	7,494
Pool #888586 1 year CMT + 2.199% 4.379% FRN 10/01/34	13,219	13,896
Pool #CA1952 4.500% 6/01/48	48,811	50,672
Pool #CA1909 4.500% 6/01/48	291,850	302,338
Pool #AD6437 5.000% 6/01/40	14,614	15,553
Pool #AD6996 5.000% 7/01/40	102,155	108,396
Pool #AL8173 5.000% 2/01/44	36,993	39,196
Pool #564594 7.000% 1/01/31	6,489	7,275
Pool #253795 7.000% 5/01/31	3,924	4,447
Pool #507061 7.500% 10/01/29	628	713
Pool #527761 7.500% 2/01/30	981	1,044
Pool #531196 7.500% 2/01/30	736	831
Pool #253183 7.500% 4/01/30	1,786	2,023
Pool #253265 7.500% 5/01/30	900	1,012
Pool #535248 8.000% 4/01/30	96	110
Pool #539460 8.000% 5/01/30	1,065	1,237
Pool #190317 8.000% 8/01/31	1,196	1,380

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #4241 3.000% 5/01/47 (g)	$210,000	$204,848
Pool #1963 3.500% 2/01/48 (g)	1,025,000	1,024,519
Pool #9174 4.000% 5/01/48 (g)	2,160,000	2,201,681
Pool #18718 4.500% 6/01/48 (g)	1,805,000	1,868,457
Government National Mortgage Association Pool #352049 7.000% 10/15/23	418	446
Government National Mortgage Association I Pool #783896 3.500% 5/15/44	183,280	185,528
Government National Mortgage Association II TBA Pool #188 3.000% 5/01/47 (g)	1,800,000	1,772,438
Pool #207 3.500% 12/01/47 (g)	440,000	442,991
Pool #232 4.000% 5/01/48 (g)	225,000	230,397

		11,408,538

Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.856% FRN 1/25/29	10,403	10,415

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,536,803)		11,556,170

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds & Notes — 3.1%
U.S. Treasury Bond 2.500% 5/15/46 (h)	1,105,000	996,399
3.500% 2/15/39	75,000	82,010
U.S. Treasury Note 1.625% 10/31/23	1,690,000	1,622,026
1.875% 11/30/21	620,000	609,820

		3,310,255

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,223,795)		3,310,255

TOTAL BONDS & NOTES (Cost $43,470,100)		43,188,268

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $245,589)		256,660

	Principal Amount	Value
MUTUAL FUNDS — 8.7%
Diversified Financial Services — 8.7%
iShares China Large-Cap ETF	$2,800	$109,424
iShares MSCI Australia ETF (b)	7,000	134,750
iShares MSCI EAFE ETF	43,430	2,552,815
iShares MSCI France ETF	8,500	225,420
iShares MSCI Germany ETF	7,200	182,520
iShares MSCI India ETF	13,000	433,420
iShares MSCI Italy ETF	2,900	70,209
iShares MSCI Japan ETF	10,300	522,107
iShares MSCI Singapore ETF	1,150	25,415
iShares MSCI South Korea ETF	1,800	105,948
iShares MSCI Spain ETF	3,400	91,188
iShares MSCI Sweden ETF	2,100	59,304
iShares MSCI Switzerland Capped ETF	6,400	201,728
iShares MSCI Turkey Investable Market ETF (b)	1,700	41,769
iShares MSCI United Kingdom ETF	10,500	308,175
State Street Navigator Securities Lending Prime Portfolio (i)	203,243	203,243
Vanguard FTSE Developed Markets ETF	74,840	2,776,564
Vanguard FTSE Emerging Markets ETF	35,200	1,341,120

TOTAL MUTUAL FUNDS (Cost $9,478,467)		9,385,119

TOTAL LONG-TERM INVESTMENTS (Cost $106,301,056)		104,812,889

SHORT-TERM INVESTMENTS — 7.6%
Commercial Paper — 7.3%
Florida Power & Light Co. 2.898% 2/07/19	1,000,000	997,016
FMC Technologies, Inc. 2.902% 1/14/19 (c)	1,000,000	998,917
Hyundai Capital America 2.901% 1/08/19 (c)	1,000,000	999,399
JM Smucker Co. 2.687% 1/02/19 (c)	1,000,000	999,854
Mondelez International, Inc. 2.821% 1/16/19 (c)	1,000,000	998,752
Public Service Enterprise Group, Inc. 3.004% 1/23/19 (c)	825,000	823,496
Ryder System, Inc. 2.947% 1/28/19	1,000,000	997,755
Spectra Energy Partners LP 3.098% 1/08/19 (c)	1,000,000	999,399

		7,814,588

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (j)	$364,451	$364,451

TOTAL SHORT-TERM INVESTMENTS (Cost $8,179,455)		8,179,039

TOTAL INVESTMENTS — 104.9% (Cost $114,480,511) (k)		112,991,928

Other Assets/(Liabilities) — (4.9)%		(5,265,952)

NET ASSETS — 100.0%		$107,725,976

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $198,321 or 0.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $17,774,022 or 16.50% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2018.

(e)	Security is perpetual and has no stated maturity date.
(f)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $44,759 or 0.04% of net assets.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	Represents investment of security lending collateral. (Note 2).
(j)

Maturity value of $364,476. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $372,765.

(k)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at December 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	790,000	USD	790,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$39,494	$33,777	$(5,717)
Credit Suisse International	870,000	USD	870,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	41,760	41,346	(414)

							81,254	75,123	(6,131)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	1,620,000	USD	1,620,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$80,989	$91,788	$10,799
Credit Suisse International	1,740,000	USD	1,740,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	83,346	89,749	6,403

							164,335	181,537	17,202

							$245,589	$256,660	$11,071

Futures contracts at December 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
MSCI EAFE E-Mini Index	3/15/19	17	$1,512,213	$(53,613)
U.S. Treasury Ultra Bond	3/20/19	10	1,524,487	82,076
U.S. Treasury Note 2 Year	3/29/19	19	4,011,583	22,355
U.S. Treasury Note 5 Year	3/29/19	19	2,147,169	31,894

				$82,712

Short
U.S. Treasury Long Bond	3/20/19	3	$(418,139)	$(19,861)
U.S. Treasury Note 10 Year	3/20/19	2	(241,774)	(2,257)

				$(22,118)

Swap agreements at December 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	$(22,662)	$86	$(22,576)
Goldman Sachs International	USD	20,000	5/11/63	Monthly	3.000%	CMBX.NA.6 (Rating: BBB-)†	(1,623)	(1,602)	(3,225)

							$(24,285)	$(1,516)	$(25,801)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 5.0%
Chemicals — 3.8%
Air Products & Chemicals, Inc.	2,300	$368,115
Albemarle Corp.	10	771
Ashland Global Holdings, Inc.	700	49,672
Cabot Corp.	200	8,588
Celanese Corp.	5,110	459,747
CF Industries Holdings, Inc.	2,900	126,179
DowDuPont, Inc.	18,810	1,005,959
Eastman Chemical Co.	3,060	223,716
FMC Corp.	500	36,980
Huntsman Corp.	13,600	262,344
Linde PLC	5,030	784,881
LyondellBasell Industries NV Class A	6,200	515,592
The Mosaic Co.	14,900	435,229
Olin Corp.	12,800	257,408
Westlake Chemical Corp.	4,360	288,501

		4,823,682

Forest Products & Paper — 0.4%
Domtar Corp.	10,237	359,626
International Paper Co.	5,800	234,088

		593,714

Iron & Steel — 0.5%
Nucor Corp.	2,300	119,163
Reliance Steel & Aluminum Co.	4,000	284,680
Steel Dynamics, Inc.	4,200	126,168
United States Steel Corp.	4,390	80,073

		610,084

Mining — 0.3%
Freeport-McMoRan, Inc.	25,731	265,287
Newmont Mining Corp.	3,000	103,950

		369,237

		6,396,717

Communications — 10.2%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	5,200	107,276
Omnicom Group, Inc.	2,300	168,452

		275,728

Internet — 0.2%
eBay, Inc. (a)	7,300	204,911
FireEye, Inc. (a)	700	11,347

		216,258

Media — 3.1%
Charter Communications, Inc. Class A (a)	570	162,433
Comcast Corp. Class A	50,600	1,722,930

	Number of Shares	Value
Discovery, Inc. Class A (a)	1,500	$37,110
Discovery, Inc. Class C (a)	1,328	30,650
DISH Network Corp. Class A (a)	12,800	319,616
John Wiley & Sons, Inc. Class A	700	32,879
Liberty Media Corp-Liberty SiriusXM Class A (a)	4,000	147,200
Liberty Media Corp-Liberty SiriusXM Class C (a)	2,100	77,658
News Corp. Class A	2,800	31,780
Tribune Media Co. Class A	11,000	499,180
Twenty-First Century Fox, Inc. Class A	10,900	524,508
Twenty-First Century Fox, Inc. Class B	4,300	205,454
Viacom, Inc. Class A (b)	1,500	41,715
Viacom, Inc. Class B	1,500	38,550
The Walt Disney Co.	1,120	122,808

		3,994,471

Telecommunications — 6.7%
AT&T, Inc.	71,736	2,047,345
CenturyLink, Inc.	14,307	216,751
Cisco Systems, Inc.	73,600	3,189,088
EchoStar Corp. Class A (a)	700	25,704
Juniper Networks, Inc.	3,600	96,876
LogMeIn, Inc.	20	1,631
Motorola Solutions, Inc.	320	36,813
T-Mobile US, Inc. (a)	50	3,181
Telephone & Data Systems, Inc.	5,618	182,810
Verizon Communications, Inc.	50,100	2,816,622

		8,616,821

		13,103,278

Consumer, Cyclical — 8.5%
Airlines — 1.1%
Alaska Air Group, Inc.	1,400	85,190
American Airlines Group, Inc.	10,000	321,100
Copa Holdings SA Class A	380	29,910
Delta Air Lines, Inc.	8,000	399,200
JetBlue Airways Corp. (a)	700	11,242
United Continental Holdings, Inc. (a)	6,000	502,380

		1,349,022

Apparel — 0.2%
Columbia Sportswear Co.	100	8,409
Michael Kors Holdings Ltd. (a)	2,400	91,008
PVH Corp.	400	37,180
Ralph Lauren Corp.	980	101,391
VF Corp.	100	7,134

		245,122

Auto Manufacturers — 1.0%
Ford Motor Co.	49,200	376,380
General Motors Co.	19,200	642,240

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	4,900	$279,986

		1,298,606

Auto Parts & Equipment — 0.6%
Adient PLC	62	934
BorgWarner, Inc.	7,700	267,498
The Goodyear Tire & Rubber Co.	3,400	69,394
Lear Corp.	3,200	393,152
Visteon Corp. (a)	30	1,808

		732,786

Distribution & Wholesale — 0.2%
HD Supply Holdings, Inc. (a)	5,100	191,352
WESCO International, Inc. (a)	1,200	57,600

		248,952

Entertainment — 0.1%
Cinemark Holdings, Inc.	3,500	125,300

Food Services — 0.0%
Aramark	400	11,588

Home Builders — 0.5%
D.R. Horton, Inc.	2,000	69,320
Lennar Corp. Class A	70	2,740
Lennar Corp. Class B	49	1,535
PulteGroup, Inc.	22,400	582,176
Toll Brothers, Inc.	1,200	39,516

		695,287

Home Furnishing — 0.1%
Dolby Laboratories, Inc. Class A	800	49,472
Whirlpool Corp.	970	103,664

		153,136

Leisure Time — 0.2%
Brunswick Corp.	500	23,225
Carnival Corp.	1,900	93,670
Harley-Davidson, Inc.	900	30,708
Norwegian Cruise Line Holdings Ltd. (a)	1,700	72,063

		219,666

Lodging — 0.3%
Extended Stay America, Inc.	300	4,650
Hyatt Hotels Corp. Class A	800	54,080
Las Vegas Sands Corp.	3,400	176,970
MGM Resorts International	5,600	135,856

		371,556

Retail — 4.2%
AutoNation, Inc. (a)	7,100	253,470
AutoZone, Inc. (a)	190	159,285
Best Buy Co., Inc.	3,900	206,544
Dick’s Sporting Goods, Inc.	8,800	274,560
Foot Locker, Inc.	6,900	367,080
The Gap, Inc.	400	10,304
Kohl’s Corp.	5,000	331,700

	Number of Shares	Value
Macy’s, Inc.	14,644	$436,098
McDonald’s Corp.	1,000	177,570
The Michaels Cos., Inc. (a)	3,000	40,620
Nu Skin Enterprises, Inc. Class A	7,200	441,576
Penske Automotive Group, Inc.	7,200	290,304
Qurate Retail, Inc. (a)	4,800	93,696
Target Corp.	6,700	442,803
Tiffany & Co.	500	40,255
Walgreens Boots Alliance, Inc.	6,439	439,977
Walmart, Inc.	11,500	1,071,225
Williams-Sonoma, Inc.	4,100	206,845
Yum China Holdings, Inc.	2,900	97,237

		5,381,149

		10,832,170

Consumer, Non-cyclical — 18.2%
Agriculture — 0.0%
Bunge Ltd.	300	16,032
Philip Morris International, Inc.	60	4,006

		20,038

Beverages — 0.2%
The Coca-Cola Co.	1,400	66,290
Molson Coors Brewing Co. Class B	3,160	177,466
PepsiCo, Inc.	240	26,515

		270,271

Biotechnology — 1.5%
Amgen, Inc.	2,630	511,982
Bio-Rad Laboratories, Inc. Class A (a)	10	2,322
Biogen, Inc. (a)	1,270	382,169
Gilead Sciences, Inc.	8,000	500,400
United Therapeutics Corp. (a)	4,590	499,851

		1,896,724

Commercial Services — 1.2%
Booz Allen Hamilton Holding Corp.	900	40,563
CoreLogic, Inc. (a)	400	13,368
Graham Holdings Co. Class B	776	497,090
H&R Block, Inc.	13,200	334,884
ManpowerGroup, Inc.	930	60,264
Sabre Corp.	2,000	43,280
The Western Union Co.	32,200	549,332

		1,538,781

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	2,400	142,848
The Procter & Gamble Co.	13,710	1,260,223

		1,403,071

Foods — 1.2%
Conagra Brands, Inc.	8,664	185,063
General Mills, Inc.	5,700	221,958
Ingredion, Inc.	160	14,624
The J.M. Smucker Co.	1,780	166,412

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Kraft Heinz Co.	400	$17,216
The Kroger Co.	10,100	277,750
Lamb Weston Holdings, Inc.	33	2,427
Mondelez International, Inc. Class A	3,150	126,095
Pilgrim’s Pride Corp. (a)	7,200	111,672
Post Holdings, Inc. (a)	300	26,739
Seaboard Corp.	30	106,140
Tyson Foods, Inc. Class A	2,500	133,500
US Foods Holding Corp. (a)	5,400	170,856

		1,560,452

Health Care – Products — 1.7%
Abbott Laboratories	8,000	578,640
Baxter International, Inc.	4,600	302,772
Danaher Corp.	2,780	286,674
Hologic, Inc. (a)	100	4,110
Medtronic PLC	9,369	852,204
QIAGEN NV (a)	3,000	103,350
STERIS PLC	400	42,740
Zimmer Biomet Holdings, Inc.	390	40,451

		2,210,941

Health Care – Services — 1.8%
Anthem, Inc.	2,670	701,222
Centene Corp. (a)	1,660	191,398
HCA Healthcare, Inc.	1,210	150,585
Humana, Inc.	860	246,373
IQVIA Holdings, Inc. (a)	3,430	398,463
Molina Healthcare, Inc. (a)	870	101,111
Quest Diagnostics, Inc.	10	833
WellCare Health Plans, Inc. (a)	1,950	460,375

		2,250,360

Household Products & Wares — 0.3%
Kimberly-Clark Corp.	770	87,734
Spectrum Brands Holdings, Inc.	7,300	308,425

		396,159

Pharmaceuticals — 9.2%
Allergan PLC	3,490	466,473
Bristol-Myers Squibb Co.	7,800	405,444
Cardinal Health, Inc.	3,300	147,180
Cigna Corp. (a)	4,383	832,465
CVS Health Corp.	14,789	968,975
Eli Lilly & Co.	4,060	469,823
Herbalife Nutrition Ltd. (a)	11,500	677,925
Johnson & Johnson	24,420	3,151,401
McKesson Corp.	1,430	157,972
Merck & Co., Inc.	13,528	1,033,675
Mylan NV (a)	11,300	309,620
Perrigo Co. PLC	1,300	50,375
Pfizer, Inc.	69,915	3,051,790

		11,723,118

		23,269,915

	Number of Shares	Value
Energy — 8.1%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	8,200	$348,131

Oil & Gas — 7.6%
Anadarko Petroleum Corp.	3,600	157,824
Apache Corp.	28	735
Chevron Corp.	17,755	1,931,566
CNX Resources Corp. (a)	27,400	312,908
ConocoPhillips	18,248	1,137,763
Devon Energy Corp.	50	1,127
Diamondback Energy, Inc.	60	5,562
EOG Resources, Inc.	1,590	138,664
Extraction Oil & Gas, Inc. (a)	35,200	151,008
Exxon Mobil Corp.	30,790	2,099,570
Hess Corp.	2,300	93,150
HollyFrontier Corp.	5,600	286,272
Marathon Oil Corp.	18,900	271,026
Marathon Petroleum Corp.	8,777	517,931
Murphy Oil Corp.	1,700	39,763
Newfield Exploration Co. (a)	15,500	227,230
Noble Energy, Inc.	80	1,501
Occidental Petroleum Corp.	7,130	437,639
PBF Energy, Inc. Class A	5,200	169,884
Phillips 66	8,760	754,674
Pioneer Natural Resources Co.	840	110,477
QEP Resources, Inc. (a)	5,000	28,150
SM Energy Co.	15,200	235,296
Transocean Ltd. (a)	15,200	105,488
Valero Energy Corp.	6,934	519,842
Whiting Petroleum Corp. (a)	750	17,017
WPX Energy, Inc. (a)	66	749

		9,752,816

Oil & Gas Services — 0.2%
Apergy Corp. (a)	2,150	58,222
Baker Hughes a GE Co.	3	65
National Oilwell Varco, Inc.	6,500	167,050
Schlumberger Ltd.	40	1,443

		226,780

Pipelines — 0.1%
Kinder Morgan, Inc.	4,000	61,520
The Williams Cos., Inc.	1,100	24,255

		85,775

		10,413,502

Financial — 29.0%
Banks — 14.7%
Associated Banc-Corp.	4,050	80,149
Bank of America Corp.	120,073	2,958,599
Bank of Hawaii Corp.	820	55,202
The Bank of New York Mellon Corp.	6,350	298,894
BankUnited, Inc.	6,600	197,604
BB&T Corp.	6,319	273,739

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BOK Financial Corp.	1,600	$117,328
CIT Group, Inc.	7,100	271,717
Citigroup, Inc.	35,871	1,867,444
Citizens Financial Group, Inc.	11,600	344,868
Comerica, Inc.	2,600	178,594
Commerce Bancshares, Inc.	1,119	63,078
Cullen/Frost Bankers, Inc.	1,470	129,272
East West Bancorp, Inc.	2,900	126,237
F.N.B. Corp.	4,000	39,360
Fifth Third Bancorp	20,160	474,365
First Horizon National Corp.	716	9,423
The Goldman Sachs Group, Inc.	6,380	1,065,779
Huntington Bancshares, Inc.	12,871	153,422
JP Morgan Chase & Co.	37,287	3,639,957
KeyCorp	17,096	252,679
M&T Bank Corp.	2,355	337,071
Morgan Stanley	20,000	793,000
Northern Trust Corp.	3,530	295,073
PacWest Bancorp	2,400	79,872
The PNC Financial Services Group, Inc.	5,426	634,354
Popular, Inc.	10,000	472,200
Prosperity Bancshares, Inc.	900	56,070
Regions Financial Corp.	24,360	325,937
State Street Corp.	3,000	189,210
SunTrust Banks, Inc.	10,100	509,444
SVB Financial Group (a)	900	170,928
Synovus Financial Corp.	2,871	91,843
TCF Financial Corp.	5,000	97,450
US Bancorp	4,290	196,053
Webster Financial Corp.	1,200	59,148
Wells Fargo & Co.	39,153	1,804,170
Western Alliance Bancorp (a)	200	7,898
Wintrust Financial Corp.	1,400	93,086
Zions Bancorp NA	950	38,703

		18,849,220

Diversified Financial Services — 2.6%
Air Lease Corp.	1,600	48,336
Ally Financial, Inc.	18,800	426,008
American Express Co.	470	44,800
Ameriprise Financial, Inc.	3,000	313,110
Capital One Financial Corp.	7,150	540,469
CME Group, Inc.	1,670	314,160
Credit Acceptance Corp. (a)	120	45,811
Discover Financial Services	2,700	159,246
E*TRADE Financial Corp.	2,500	109,700
Franklin Resources, Inc.	2,600	77,116
Intercontinental Exchange, Inc.	35	2,637
Invesco Ltd.	3,900	65,286
Lazard Ltd. Class A	1,100	40,601
Legg Mason, Inc.	4,600	117,346
Navient Corp.	23,500	207,035
OneMain Holdings, Inc. (a)	2,200	53,438

	Number of Shares	Value
Raymond James Financial, Inc.	600	$44,646
Santander Consumer USA Holdings, Inc.	18,700	328,933
SLM Corp. (a)	6,600	54,846
Synchrony Financial	10,800	253,368
T. Rowe Price Group, Inc.	610	56,315

		3,303,207

Insurance — 7.1%
Aflac, Inc.	9,300	423,708
Alleghany Corp.	165	102,848
The Allstate Corp.	4,400	363,572
American Financial Group, Inc.	250	22,633
American International Group, Inc.	2	79
American National Insurance Co.	1,720	218,853
Arch Capital Group Ltd. (a)	1,200	32,064
Assurant, Inc.	820	73,341
Assured Guaranty Ltd.	1,200	45,936
Athene Holding Ltd. Class A (a)	8,100	322,623
Axis Capital Holdings Ltd.	4,700	242,708
Berkshire Hathaway, Inc. Class B (a)	17,670	3,607,861
Brighthouse Financial, Inc. (a)	30	914
Chubb Ltd.	231	29,841
Cincinnati Financial Corp.	320	24,774
CNA Financial Corp.	400	17,660
Everest Re Group Ltd.	120	26,131
Fidelity National Financial, Inc.	2,557	80,392
First American Financial Corp.	2,700	120,528
The Hanover Insurance Group, Inc.	1,260	147,130
The Hartford Financial Services Group, Inc.	6,090	270,701
Lincoln National Corp.	3,398	174,351
Loews Corp.	4,220	192,094
Markel Corp. (a)	5	5,190
Mercury General Corp.	90	4,654
MetLife, Inc.	19,540	802,312
Old Republic International Corp.	4,300	88,451
Principal Financial Group, Inc.	4,300	189,931
Prudential Financial, Inc.	5,960	486,038
Reinsurance Group of America, Inc.	770	107,977
RenaissanceRe Holdings Ltd.	1,230	164,451
Torchmark Corp.	890	66,332
The Travelers Cos., Inc.	809	96,878
Unum Group	2,600	76,388
Voya Financial, Inc.	8,800	353,232
W.R. Berkley Corp.	900	66,519
White Mountains Insurance Group Ltd.	3	2,573

		9,051,668

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	4,200	168,168
Jones Lang LaSalle, Inc.	2,380	301,308

		469,476

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 4.1%
AGNC Investment Corp.	26,900	$471,826
Alexandria Real Estate Equities, Inc.	20	2,305
American Campus Communities, Inc.	100	4,139
Annaly Capital Management, Inc.	30,260	297,153
Apartment Investment & Management Co. Class A	100	4,388
Apple Hospitality REIT, Inc.	2,500	35,650
AvalonBay Communities, Inc.	324	56,392
Boston Properties, Inc.	50	5,628
Brixmor Property Group, Inc.	3,300	48,477
Camden Property Trust	100	8,805
Chimera Investment Corp.	19,420	346,064
Columbia Property Trust, Inc.	19,700	381,195
Digital Realty Trust, Inc.	30	3,197
Duke Realty Corp.	900	23,310
EPR Properties	900	57,627
Equity Commonwealth	67	2,011
Equity Residential	800	52,808
Essex Property Trust, Inc.	113	27,709
Gaming and Leisure Properties, Inc.	1,000	32,310
HCP, Inc.	600	16,758
Highwoods Properties, Inc.	800	30,952
Hospitality Properties Trust	540	12,895
Host Hotels & Resorts, Inc.	3	50
Hudson Pacific Properties, Inc.	1,300	37,778
JBG SMITH Properties	19	661
Kilroy Realty Corp.	100	6,288
Kimco Realty Corp.	200	2,930
Liberty Property Trust	2,170	90,880
Life Storage, Inc.	1,900	176,681
The Macerich Co.	1,882	81,453
Medical Properties Trust, Inc.	19,100	307,128
MFA Financial, Inc.	6,300	42,084
Mid-America Apartment Communities, Inc.	183	17,513
National Retail Properties, Inc.	300	14,553
New Residential Investment Corp.	34,500	490,245
Omega Healthcare Investors, Inc.	400	14,060
Park Hotels & Resorts, Inc.	18,600	483,228
Prologis, Inc.	693	40,693
Rayonier, Inc.	400	11,076
Realty Income Corp.	600	37,824
Senior Housing Properties Trust	3,600	42,192
SL Green Realty Corp.	1,180	93,314
Spirit Realty Capital, Inc.	1,040	36,660
Starwood Property Trust, Inc.	8,300	163,593
Two Harbors Investment Corp.	49,750	638,790
UDR, Inc.	3,100	122,822
Uniti Group, Inc. (a)	72	1,121
Ventas, Inc.	900	52,731
Vornado Realty Trust	38	2,357
Weingarten Realty Investors	900	22,329

	Number of Shares	Value
Welltower, Inc.	600	$41,646
Weyerhaeuser Co.	10,000	218,600
WP Carey, Inc.	800	52,272

		5,265,151

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	90	847
People’s United Financial, Inc.	4,200	60,606
Sterling Bancorp	8,500	140,335

		201,788

		37,140,510

Industrial — 6.9%
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	1,080	110,290
Lockheed Martin Corp.	160	41,894
United Technologies Corp.	6,990	744,295

		896,479

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	200	7,598
Johnson Controls International PLC	13,029	386,310
Owens Corning	2,300	101,154
USG Corp.	1,000	42,660

		537,722

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	3,400	230,180
Emerson Electric Co.	3,200	191,200
Energizer Holdings, Inc.	7,500	338,625

		760,005

Electronics — 1.0%
Agilent Technologies, Inc.	1,100	74,206
Arrow Electronics, Inc. (a)	500	34,475
Corning, Inc.	9,000	271,890
FLIR Systems, Inc.	2,400	104,496
Garmin Ltd.	800	50,656
Gentex Corp.	1,400	28,294
Honeywell International, Inc.	3,110	410,893
Jabil, Inc.	2,300	57,017
Keysight Technologies, Inc. (a)	2,400	148,992
nVent Electric PLC	1,519	34,117
PerkinElmer, Inc.	810	63,625
Resideo Technologies, Inc. (a)	518	10,645
Trimble, Inc. (a)	600	19,746

		1,309,052

Engineering & Construction — 0.3%
AECOM (a)	5,211	138,091
Arcosa, Inc. (a)	1,300	35,997
Fluor Corp.	4,600	148,120
Jacobs Engineering Group, Inc.	2,000	116,920

		439,128

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.3%
Pentair PLC	10,419	$393,630
Republic Services, Inc.	290	20,906
Waste Management, Inc.	340	30,257

		444,793

Hand & Machine Tools — 0.2%
Regal Beloit Corp.	600	42,030
Snap-on, Inc.	1,910	277,504
Stanley Black & Decker, Inc.	5	599

		320,133

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	360	45,745
Oshkosh Corp.	300	18,393
Terex Corp.	9,300	256,401

		320,539

Machinery – Diversified — 0.7%
AGCO Corp.	1,066	59,344
Cummins, Inc.	1,040	138,986
Dover Corp.	900	63,855
Gates Industrial Corp. PLC (a)	8,900	117,836
GrafTech International Ltd.	15,900	181,896
IDEX Corp.	810	102,271
Roper Technologies, Inc.	530	141,255
Xylem, Inc.	1,100	73,392

		878,835

Miscellaneous – Manufacturing — 1.0%
AptarGroup, Inc.	600	56,442
Carlisle Cos., Inc.	760	76,395
Crane Co.	820	59,188
Eaton Corp. PLC	6,772	464,966
General Electric Co.	90	681
Ingersoll-Rand PLC	1,500	136,845
ITT, Inc.	1,000	48,270
Parker-Hannifin Corp.	1,200	178,968
Textron, Inc.	3,400	156,366
Trinity Industries, Inc.	3,900	80,301

		1,258,422

Packaging & Containers — 0.5%
Ardagh Group SA	200	2,216
Ball Corp.	100	4,598
Bemis Co., Inc.	60	2,754
Owens-Illinois, Inc. (a)	5,500	94,820
Sealed Air Corp.	700	24,388
Sonoco Products Co.	2,100	111,573
WestRock Co.	9,040	341,350

		581,699

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	460	87,543

Transportation — 0.8%
CSX Corp.	6,600	410,058

	Number of Shares	Value
Norfolk Southern Corp.	3,360	$502,454
Ryder System, Inc.	90	4,333
Union Pacific Corp.	320	44,234

		961,079

		8,795,429

Technology — 8.7%
Computers — 2.1%
Amdocs Ltd.	800	46,864
Conduent, Inc. (a)	27,651	293,930
Dell Technologies C (a)	3,794	185,406
DXC Technology Co.	8,300	441,311
Hewlett Packard Enterprise Co.	41,200	544,252
HP, Inc.	27,800	568,788
International Business Machines Corp.	3,040	345,557
Leidos Holdings, Inc.	1,650	86,988
Teradata Corp. (a)	600	23,016
Western Digital Corp.	3,336	123,332

		2,659,444

Office & Business Equipment — 0.0%
Xerox Corp.	714	14,109

Semiconductors — 4.5%
Analog Devices, Inc.	1,700	145,911
Broadcom, Inc.	1,170	297,507
Cypress Semiconductor Corp.	4,400	55,968
Intel Corp.	69,000	3,238,170
Micron Technology, Inc. (a)	6,600	209,418
NXP Semiconductor NV	1,960	143,629
QUALCOMM, Inc.	25,000	1,422,750
Teradyne, Inc.	10,100	316,938

		5,830,291

Software — 2.1%
Akamai Technologies, Inc. (a)	3,300	201,564
The Dun & Bradstreet Corp.	2,930	418,228
Fidelity National Information Services, Inc.	570	58,453
Microsoft Corp.	4,840	491,599
Oracle Corp.	31,800	1,435,770
SS&C Technologies Holdings, Inc	100	4,511
Synopsys, Inc. (a)	523	44,058

		2,654,183

		11,158,027

Utilities — 4.8%
Electric — 4.7%
AES Corp.	18,000	260,280
Alliant Energy Corp.	600	25,350
Ameren Corp.	2,360	153,943
American Electric Power Co., Inc.	2,830	211,514
CenterPoint Energy, Inc.	2,900	81,867
CMS Energy Corp.	2,300	114,195

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consolidated Edison, Inc.	2,260	$172,800
Dominion Energy, Inc.	2,500	178,650
DTE Energy Co.	460	50,738
Duke Energy Corp.	8,914	769,278
Edison International	680	38,604
Entergy Corp.	3,300	284,031
Evergy, Inc.	1,760	99,915
Eversource Energy	4,881	317,460
Exelon Corp.	2,875	129,662
FirstEnergy Corp.	2,727	102,399
Hawaiian Electric Industries, Inc.	9,100	333,242
NextEra Energy, Inc.	932	162,000
NRG Energy, Inc.	11,800	467,280
OGE Energy Corp.	3,600	141,084
Pinnacle West Capital Corp.	160	13,632
PPL Corp.	9,300	263,469
Public Service Enterprise Group, Inc.	4,800	249,840
SCANA Corp.	2,520	120,406
Sempra Energy	840	90,880
The Southern Co.	14,850	652,212
Vistra Energy Corp. (a)	16,500	377,685
WEC Energy Group, Inc.	920	63,719
Xcel Energy, Inc.	1,520	74,890

		6,001,025

Gas — 0.1%
Atmos Energy Corp.	250	23,180
National Fuel Gas Co.	1,150	58,857
NiSource, Inc.	490	12,422
UGI Corp.	435	23,207
Vectren Corp.	150	10,797

		128,463

Water — 0.0%
Aqua America, Inc.	25	855

		6,130,343

TOTAL COMMON STOCK (Cost $134,630,871)		127,239,891

TOTAL EQUITIES (Cost $134,630,871)		127,239,891

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	211,545	211,545

TOTAL MUTUAL FUNDS (Cost $211,545)		211,545

TOTAL LONG-TERM INVESTMENTS (Cost $134,842,416)		127,451,436

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$614,760	$614,760

TOTAL SHORT-TERM INVESTMENTS (Cost $614,760)		614,760

TOTAL INVESTMENTS — 100.1% (Cost $135,457,176) (e)		128,066,196

Other Assets/(Liabilities) — (0.1)%		(95,534)

NET ASSETS — 100.0%		$127,970,662

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $206,898 or 0.16% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $614,802. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $631,216.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 0.5%
Chemicals — 0.5%
PPG Industries, Inc.	5,704	$583,120

Communications — 12.5%
Internet — 7.6%
Amazon.com, Inc. (a)	2,683	4,029,785
Booking Holdings, Inc. (a)	720	1,240,142
Facebook, Inc. Class A (a)	30,576	4,008,208

		9,278,135

Telecommunications — 4.9%
Motorola Solutions, Inc.	30,510	3,509,871
Verizon Communications, Inc.	42,820	2,407,340

		5,917,211

		15,195,346

Consumer, Cyclical — 8.7%
Distribution & Wholesale — 1.4%
Fastenal Co.	31,670	1,656,024

Retail — 7.3%
Best Buy Co., Inc.	39,970	2,116,811
Lowe’s Cos., Inc.	29,120	2,689,523
O’Reilly Automotive, Inc. (a)	4,700	1,618,351
Starbucks Corp.	21,270	1,369,788
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,610	1,128,713

		8,923,186

		10,579,210

Consumer, Non-cyclical — 23.3%
Agriculture — 1.9%
Philip Morris International, Inc.	33,629	2,245,072

Beverages — 2.5%
Constellation Brands, Inc. Class A	4,480	720,474
PepsiCo, Inc.	21,034	2,323,836

		3,044,310

Biotechnology — 1.6%
Celgene Corp. (a)	7,392	473,753
Gilead Sciences, Inc.	23,100	1,444,905

		1,918,658

Commercial Services — 3.3%
Ecolab, Inc.	10,740	1,582,539
Nielsen Holdings PLC	29,280	683,103
S&P Global, Inc.	10,430	1,772,474

		4,038,116

Foods — 1.1%
The Kraft Heinz Co.	31,080	1,337,683

	Number of Shares	Value
Health Care – Products — 2.6%
Align Technology, Inc. (a)	2,250	$471,218
Boston Scientific Corp. (a)	42,503	1,502,056
Zimmer Biomet Holdings, Inc.	11,100	1,151,292

		3,124,566

Health Care – Services — 4.5%
DaVita, Inc. (a)	10,590	544,961
Laboratory Corp. of America Holdings (a)	3,970	501,649
UnitedHealth Group, Inc.	17,589	4,381,772

		5,428,382

Household Products & Wares — 1.6%
Church & Dwight Co., Inc.	29,690	1,952,414

Pharmaceuticals — 4.2%
AstraZeneca PLC Sponsored ADR	9,770	371,065
Merck & Co., Inc.	62,201	4,752,778

		5,123,843

		28,213,044

Energy — 5.3%
Oil & Gas — 2.2%
Suncor Energy, Inc.	94,258	2,636,396

Oil & Gas Services — 1.1%
Schlumberger Ltd.	36,400	1,313,312

Pipelines — 2.0%
Magellan Midstream Partners LP (b)	42,424	2,420,714

		6,370,422

Financial — 19.8%
Banks — 8.0%
The Bank of New York Mellon Corp.	43,577	2,051,169
JP Morgan Chase & Co.	48,620	4,746,285
SunTrust Banks, Inc.	25,878	1,305,286
Wells Fargo & Co.	34,210	1,576,397

		9,679,137

Diversified Financial Services — 3.3%
CME Group, Inc.	5,775	1,086,393
Intercontinental Exchange, Inc.	21,200	1,596,996
Visa, Inc. Class A	10,130	1,336,552

		4,019,941

Insurance — 5.9%
AXA Equitable Holdings, Inc.	130,205	2,165,309
Berkshire Hathaway, Inc. Class B (a)	13,680	2,793,183
Marsh & McLennan Cos., Inc.	9,923	791,359
The Progressive Corp.	23,530	1,419,565

		7,169,416

Real Estate Investment Trusts (REITS) — 2.6%
Prologis, Inc.	53,407	3,136,059

		24,004,553

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 9.2%
Aerospace & Defense — 2.4%
Lockheed Martin Corp.	11,213	$2,936,012

Electronics — 2.0%
Agilent Technologies, Inc.	34,974	2,359,346

Environmental Controls — 1.2%
Republic Services, Inc.	20,314	1,464,436

Miscellaneous – Manufacturing — 1.5%
Illinois Tool Works, Inc.	13,950	1,767,326

Transportation — 2.1%
Union Pacific Corp.	18,470	2,553,108

		11,080,228

Technology — 18.0%
Computers — 6.9%
Amdocs Ltd.	38,501	2,255,389
Apple, Inc.	18,172	2,866,451
DXC Technology Co.	30,660	1,630,192
NetApp, Inc.	16,680	995,296
Western Digital Corp.	15,298	565,567

		8,312,895

Semiconductors — 2.1%
Applied Materials, Inc.	46,343	1,517,270
Texas Instruments, Inc.	11,200	1,058,400

		2,575,670

Software — 9.0%
Cerner Corp. (a)	16,035	840,875
First Data Corp. Class A (a)	83,258	1,407,893
Microsoft Corp.	75,970	7,716,273
ServiceNow, Inc. (a)	5,060	900,933

		10,865,974

		21,754,539

Utilities — 2.5%
Electric — 1.5%
Duke Energy Corp.	21,640	1,867,532

Gas — 1.0%
National Grid PLC	122,267	1,182,391

		3,049,923

TOTAL COMMON STOCK (Cost $123,319,592)		120,830,385

TOTAL EQUITIES (Cost $123,319,592)		120,830,385

TOTAL LONG-TERM INVESTMENTS (Cost $123,319,592)		120,830,385

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (c)	$2,675,396	$2,675,396

TOTAL SHORT-TERM INVESTMENTS (Cost $2,675,396)		2,675,396

TOTAL INVESTMENTS — 102.0% (Cost $125,994,988) (d)		123,505,781

Other Assets/(Liabilities) — (2.0)%		(2,382,253)

NET ASSETS — 100.0%		$121,123,528

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Maturity value of $2,675,582. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,733,613.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 2.2%
Chemicals — 1.8%
Celanese Corp.	8,960	$806,131
The Chemours Co.	8,200	231,404
FMC Corp.	1,700	125,732
Linde PLC	6,930	1,081,357
LyondellBasell Industries NV Class A	12,170	1,012,057
Platform Specialty Products Corp. (a)	1,300	13,429
The Sherwin-Williams Co.	1,780	700,359
Versum Materials, Inc.	20	554
Westlake Chemical Corp.	13,620	901,236

		4,872,259

Forest Products & Paper — 0.2%
International Paper Co.	12,700	512,572

Iron & Steel — 0.2%
Steel Dynamics, Inc.	17,300	519,692

Mining — 0.0%
Royal Gold, Inc.	300	25,695
Southern Copper Corp.	2,102	64,679

		90,374

		5,994,897

Communications — 18.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	100	2,063
Omnicom Group, Inc.	2,300	168,452

		170,515

Internet — 17.3%
Alphabet, Inc. Class A (a)	8,909	9,309,549
Alphabet, Inc. Class C (a)	6,509	6,740,785
Amazon.com, Inc. (a)	9,811	14,735,828
Booking Holdings, Inc. (a)	1,005	1,731,032
CDW Corp.	4,500	364,725
eBay, Inc. (a)	22,800	639,996
Expedia Group, Inc.	2,052	231,158
F5 Networks, Inc. (a)	6,850	1,109,905
Facebook, Inc. Class A (a)	45,610	5,979,015
GoDaddy, Inc. Class A (a)	13,000	853,060
IAC/InterActiveCorp (a)	3,470	635,149
Match Group, Inc. (b)	3,400	145,418
Netflix, Inc. (a)	9,797	2,622,265
Okta, Inc. (a)	5,400	344,520
Palo Alto Networks, Inc. (a)	1,910	359,749
Twilio, Inc. Class A (a)	2,900	258,970
Twitter, Inc. (a)	22,200	638,028
VeriSign, Inc. (a)	2,650	392,968

	Number of Shares	Value
Zendesk, Inc. (a)	7,600	$443,612

		47,535,732

Media — 0.6%
AMC Networks, Inc. Class A (a)	17,900	982,352
CBS Corp. Class B	400	17,488
Charter Communications, Inc. Class A (a)	1,160	330,565
Sirius XM Holdings, Inc. (b)	20,300	115,913
The Walt Disney Co.	1,810	198,466

		1,644,784

Telecommunications — 0.7%
Arista Networks, Inc. (a)	1,590	335,013
LogMeIn, Inc.	40	3,263
Motorola Solutions, Inc.	400	46,016
T-Mobile US, Inc. (a)	9,500	604,295
Ubiquiti Networks, Inc. (b)	10,000	994,100

		1,982,687

		51,333,718

Consumer, Cyclical — 10.9%
Airlines — 0.5%
Delta Air Lines, Inc.	21,300	1,062,870
Southwest Airlines Co.	8,000	371,840

		1,434,710

Apparel — 0.9%
Carter’s, Inc.	100	8,162
Columbia Sportswear Co.	100	8,409
Hanesbrands, Inc.	8,900	111,517
Michael Kors Holdings Ltd. (a)	5,400	204,768
NIKE, Inc. Class B	26,580	1,970,641
Skechers U.S.A., Inc. Class A (a)	10	229
VF Corp.	800	57,072

		2,360,798

Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	24,600	1,080,186
Aptiv PLC	7,700	474,089
Lear Corp.	5,810	713,817
Visteon Corp. (a)	100	6,028

		2,274,120

Distribution & Wholesale — 0.6%
Copart, Inc. (a)	7,700	367,906
HD Supply Holdings, Inc. (a)	18,600	697,872
KAR Auction Services, Inc.	4,200	200,424
W.W. Grainger, Inc.	1,140	321,890

		1,588,092

Entertainment — 0.4%
Lions Gate Entertainment Corp. Class A	35,900	577,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lions Gate Entertainment Corp. Class B	29,500	$438,960
Live Nation Entertainment, Inc. (a)	3,700	182,225
The Madison Square Garden Co. Class A (a)	43	11,511

		1,210,686

Home Builders — 0.7%
D.R. Horton, Inc.	10,400	360,464
NVR, Inc. (a)	10	24,370
PulteGroup, Inc.	46,200	1,200,738
Thor Industries, Inc.	920	47,840
Toll Brothers, Inc.	10,000	329,300

		1,962,712

Home Furnishing — 0.0%
Tempur Sealy International, Inc. (a)	1,200	49,680

Housewares — 0.0%
The Toro Co.	60	3,353

Leisure Time — 0.2%
Brunswick Corp.	10,900	506,305

Lodging — 0.5%
Choice Hotels International, Inc.	700	50,106
Extended Stay America, Inc.	2,300	35,650
Hilton Worldwide Holdings, Inc.	5,700	409,260
Las Vegas Sands Corp.	10,200	530,910
Marriott International, Inc. Class A	977	106,063
Wyndham Destinations, Inc.	3,850	137,984
Wyndham Hotels & Resorts, Inc.	50	2,268
Wynn Resorts Ltd.	60	5,935

		1,278,176

Retail — 6.3%
Advance Auto Parts, Inc.	5,290	832,964
AutoZone, Inc. (a)	1,718	1,440,268
Best Buy Co., Inc.	18,500	979,760
Burlington Stores, Inc. (a)	3,000	488,010
Chipotle Mexican Grill, Inc. (a)	3	1,295
Costco Wholesale Corp.	10,020	2,041,174
Darden Restaurants, Inc.	1,290	128,819
Dollar General Corp.	8,440	912,195
Dollar Tree, Inc. (a)	27	2,439
Domino’s Pizza, Inc.	20	4,960
Dunkin’ Brands Group, Inc.	4,200	269,304
The Gap, Inc.	400	10,304
The Home Depot, Inc.	16,060	2,759,429
L Brands, Inc.	800	20,536
Lowe’s Cos., Inc.	5,790	534,764
Lululemon Athletica, Inc. (a)	4,510	548,461
McDonald’s Corp.	780	138,505
The Michaels Cos., Inc. (a)	400	5,416
Nordstrom, Inc.	13,300	619,913
Nu Skin Enterprises, Inc. Class A	13,930	854,327
O’Reilly Automotive, Inc. (a)	2,270	781,629

	Number of Shares	Value
Ross Stores, Inc.	9,660	$803,712
Starbucks Corp.	5,600	360,640
Tapestry, Inc.	9	304
The TJX Cos., Inc.	7,840	350,762
Tractor Supply Co.	3,600	300,384
Urban Outfitters, Inc. (a)	33,200	1,102,240
Williams-Sonoma, Inc.	17,100	862,695
Yum China Holdings, Inc.	800	26,824
Yum! Brands, Inc.	40	3,677

		17,185,710

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	270	21,937

		29,876,279

Consumer, Non-cyclical — 20.3%
Agriculture — 0.7%
Altria Group, Inc.	39,670	1,959,301

Beverages — 0.8%
Brown-Forman Corp. Class B	17	809
The Coca-Cola Co.	14,660	694,151
Constellation Brands, Inc. Class A	1,280	205,849
Keurig Dr Pepper, Inc.	1,400	35,896
Monster Beverage Corp. (a)	750	36,915
PepsiCo, Inc.	10,929	1,207,436

		2,181,056

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc. (a)	3,040	295,975
Amgen, Inc.	24,260	4,722,694
Biogen, Inc. (a)	7,550	2,271,946
Celgene Corp. (a)	13,900	890,851
Gilead Sciences, Inc.	38,820	2,428,191
Illumina, Inc. (a)	3,430	1,028,760
Regeneron Pharmaceuticals, Inc. (a)	1,670	623,745
Vertex Pharmaceuticals, Inc. (a)	5,730	949,518

		13,211,680

Commercial Services — 3.4%
Automatic Data Processing, Inc.	11,770	1,543,283
Booz Allen Hamilton Holding Corp.	6,100	274,927
Cintas Corp.	20	3,360
CoreLogic, Inc. (a)	5,800	193,836
CoStar Group, Inc. (a)	180	60,721
Ecolab, Inc.	728	107,271
Euronet Worldwide, Inc. (a)	7,740	792,421
FleetCor Technologies, Inc. (a)	3,140	583,161
Grand Canyon Education, Inc. (a)	860	82,680
H&R Block, Inc.	41,900	1,063,003
Moody’s Corp.	750	105,030
Quanta Services, Inc.	25,200	758,520
Robert Half International, Inc.	11,100	634,920
Rollins, Inc.	1,500	54,150
S&P Global, Inc.	880	149,547
Sabre Corp.	24,000	519,360

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Service Corp. International	800	$32,208
ServiceMaster Global Holdings, Inc. (a)	6,700	246,158
Square, Inc. Class A (a)	1,600	89,744
Total System Services, Inc.	7,200	585,288
TransUnion	500	28,400
United Rentals, Inc. (a)	3,110	318,868
Verisk Analytics, Inc. (a)	200	21,808
The Western Union Co.	63,720	1,087,063
WEX, Inc. (a)	220	30,813
Worldpay, Inc. Class A (a)	600	45,858

		9,412,398

Cosmetics & Personal Care — 0.0%
Colgate-Palmolive Co.	380	22,618
The Estee Lauder Cos., Inc. Class A	90	11,709

		34,327

Foods — 0.6%
Campbell Soup Co. (b)	2,600	85,774
General Mills, Inc.	2,560	99,686
The Hershey Co.	900	96,462
Kellogg Co.	2,840	161,909
Post Holdings, Inc. (a)	5,900	525,867
Sysco Corp.	12,100	758,186
US Foods Holding Corp. (a)	400	12,656

		1,740,540

Health Care – Products — 1.4%
ABIOMED, Inc. (a)	400	130,016
Align Technology, Inc. (a)	1,480	309,956
Baxter International, Inc.	2,620	172,448
Becton Dickinson and Co.	13	2,929
Boston Scientific Corp. (a)	2,700	95,418
Edwards Lifesciences Corp. (a)	1,380	211,375
Henry Schein, Inc. (a)	80	6,282
Hill-Rom Holdings, Inc.	1,900	168,245
ICU Medical, Inc. (a)	3,160	725,631
IDEXX Laboratories, Inc. (a)	470	87,429
Intuitive Surgical, Inc. (a)	2,888	1,383,121
ResMed, Inc.	1,450	165,112
Stryker Corp.	860	134,805
Teleflex, Inc.	190	49,111
Thermo Fisher Scientific, Inc.	580	129,798
Varian Medical Systems, Inc. (a)	350	39,659

		3,811,335

Health Care – Services — 2.7%
Centene Corp. (a)	1,951	224,950
Charles River Laboratories International, Inc. (a)	800	90,544
HCA Healthcare, Inc.	5,420	674,519
Humana, Inc.	4,570	1,309,214
Molina Healthcare, Inc. (a)	4,990	579,938
UnitedHealth Group, Inc.	13,920	3,467,750

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	3,840	$906,586

		7,253,501

Household Products & Wares — 0.5%
Avery Dennison Corp.	2,600	233,558
Church & Dwight Co., Inc.	2,820	185,443
The Clorox Co.	370	57,032
Kimberly-Clark Corp.	1,580	180,025
Spectrum Brands Holdings, Inc.	15,600	659,100

		1,315,158

Pharmaceuticals — 5.4%
AbbVie, Inc.	52,583	4,847,627
AmerisourceBergen Corp.	7,660	569,904
Bristol-Myers Squibb Co.	22,100	1,148,758
Cigna Corp. (a)	8,042	1,527,331
CVS Health Corp.	460	30,139
Eli Lilly & Co.	19,300	2,233,396
Herbalife Nutrition Ltd. (a)	26,860	1,583,397
Jazz Pharmaceuticals PLC (a)	5,610	695,416
Johnson & Johnson	11,500	1,484,075
McKesson Corp.	570	62,968
Merck & Co., Inc.	3,000	229,230
Zoetis, Inc.	5,000	427,700

		14,839,941

		55,759,237

Energy — 0.5%
Oil & Gas — 0.5%
Anadarko Petroleum Corp.	7,800	341,952
Cimarex Energy Co.	1,200	73,980
Continental Resources, Inc. (a)	3,340	134,235
EOG Resources, Inc.	90	7,849
Newfield Exploration Co. (a)	24,200	354,772
Pioneer Natural Resources Co.	2,610	343,267

		1,256,055

Oil & Gas Services — 0.0%
Halliburton Co.	1,100	29,238

Pipelines — 0.0%
ONEOK, Inc.	1,300	70,135

		1,355,428

Financial — 9.4%
Banks — 0.8%
Comerica, Inc.	6,000	412,140
East West Bancorp, Inc.	500	21,765
Northern Trust Corp.	10,050	840,079
Pinnacle Financial Partners, Inc.	7,800	359,580
State Street Corp.	500	31,535
SVB Financial Group (a)	1,000	189,920
Synovus Financial Corp.	6,800	217,532
Western Alliance Bancorp (a)	1,600	63,184

		2,135,735

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 5.9%
Air Lease Corp.	100	$3,021
Alliance Data Systems Corp.	5,940	891,475
American Express Co.	2,300	219,236
Ameriprise Financial, Inc.	7,960	830,785
Capital One Financial Corp.	6,600	498,894
The Charles Schwab Corp.	27,600	1,146,228
CME Group, Inc.	1,470	276,536
Credit Acceptance Corp. (a)	240	91,622
Discover Financial Services	4,700	277,206
E*TRADE Financial Corp.	3,400	149,192
Eaton Vance Corp.	900	31,662
Evercore, Inc. Class A	2,100	150,276
Interactive Brokers Group, Inc. Class A	4,100	224,065
Intercontinental Exchange, Inc.	1,250	94,163
Lazard Ltd. Class A	3,200	118,112
LPL Financial Holdings, Inc.	10,000	610,800
Mastercard, Inc. Class A	20,940	3,950,331
OneMain Holdings, Inc. (a)	200	4,858
Raymond James Financial, Inc.	1,100	81,851
Santander Consumer USA Holdings, Inc.	49,300	867,187
SEI Investments Co.	3,800	175,560
Synchrony Financial	4,300	100,878
T. Rowe Price Group, Inc.	6,820	629,623
TD Ameritrade Holding Corp.	11,900	582,624
Virtu Financial, Inc. Class A	800	20,608
Visa, Inc. Class A	31,170	4,112,570

		16,139,363

Insurance — 0.8%
Alleghany Corp.	50	31,166
American International Group, Inc.	200	7,882
Aon PLC	200	29,072
Axis Capital Holdings Ltd.	400	20,656
Berkshire Hathaway, Inc. Class B (a)	2,900	592,122
Erie Indemnity Co. Class A	70	9,332
Marsh & McLennan Cos., Inc.	200	15,950
The Progressive Corp.	15,900	959,247
RenaissanceRe Holdings Ltd.	4,330	578,921
Voya Financial, Inc.	300	12,042

		2,256,390

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	25,600	1,025,024

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp.	1,945	307,680
Crown Castle International Corp.	1,270	137,960
Equinix, Inc.	447	157,594
Equity LifeStyle Properties, Inc.	100	9,713
Extra Space Storage, Inc.	100	9,048
Gaming and Leisure Properties, Inc.	7,400	239,094
Lamar Advertising Co. Class A	300	20,754

	Number of Shares	Value
Life Storage, Inc.	100	$9,299
Omega Healthcare Investors, Inc.	28,700	1,008,805
Public Storage	3,950	799,520
Simon Property Group, Inc.	8,689	1,459,665

		4,159,132

		25,715,644

Industrial — 9.1%
Aerospace & Defense — 2.9%
The Boeing Co.	12,980	4,186,050
Curtiss-Wright Corp.	2,380	243,046
General Dynamics Corp.	470	73,889
HEICO Corp.	312	24,174
HEICO Corp. Class A	468	29,484
Lockheed Martin Corp.	1,730	452,983
Northrop Grumman Corp.	2,030	497,147
Raytheon Co.	7,050	1,081,117
Spirit AeroSystems Holdings, Inc. Class A	9,000	648,810
TransDigm Group, Inc. (a)	1,680	571,301
United Technologies Corp.	3	319

		7,808,320

Building Materials — 0.0%
Eagle Materials, Inc.	10	610
Fortune Brands Home & Security, Inc.	200	7,598
Lennox International, Inc.	60	13,132

		21,340

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	1,175	79,548
Emerson Electric Co.	14,710	878,922
Energizer Holdings, Inc.	17,500	790,125
Universal Display Corp. (b)	1,040	97,313

		1,845,908

Electronics — 0.8%
Amphenol Corp. Class A	6,300	510,426
FLIR Systems, Inc.	4,000	174,160
Fortive Corp.	960	64,954
Gentex Corp.	4,720	95,391
Honeywell International, Inc.	2,460	325,015
Mettler-Toledo International, Inc. (a)	130	73,525
National Instruments Corp.	3,300	149,754
Resideo Technologies, Inc. (a)	2,320	47,676
Sensata Technologies Holding PLC (a)	5,500	246,620
Waters Corp. (a)	2,550	481,058

		2,168,579

Environmental Controls — 0.3%
Waste Management, Inc.	9,800	872,102

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	39,425

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	400	$15,292
Caterpillar, Inc.	15,190	1,930,193

		1,945,485

Machinery – Diversified — 0.5%
Cummins, Inc.	1,980	264,607
Gardner Denver Holdings, Inc. (a)	1,100	22,495
Graco, Inc.	3,390	141,871
IDEX Corp.	2,190	276,509
Nordson Corp.	10	1,194
Rockwell Automation, Inc.	4,000	601,920
Roper Technologies, Inc.	130	34,648
Xylem, Inc.	500	33,360

		1,376,604

Miscellaneous – Manufacturing — 0.2%
Donaldson Co., Inc.	100	4,339
Illinois Tool Works, Inc.	930	117,821
Ingersoll-Rand PLC	4,900	447,027
Parker-Hannifin Corp.	520	77,553

		646,740

Packaging & Containers — 0.2%
Berry Plastics Group, Inc. (a)	3,800	180,614
Crown Holdings, Inc. (a)	2,600	108,082
Packaging Corp. of America	2,630	219,500
Sealed Air Corp.	1,400	48,776
Silgan Holdings, Inc.	2,200	51,964

		608,936

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,690	892,554

Transportation — 2.5%
C.H. Robinson Worldwide, Inc.	7,600	639,084
CSX Corp.	18,900	1,174,257
Expeditors International of Washington, Inc.	4,900	333,641
Landstar System, Inc.	1,360	130,111
Old Dominion Freight Line, Inc.	2,180	269,208
Schneider National, Inc. Class B	24,700	461,149
Union Pacific Corp.	17,570	2,428,701
United Parcel Service, Inc. Class B	14,990	1,461,975

		6,898,126

		25,124,119

Technology — 25.7%
Computers — 10.4%
Accenture PLC Class A	16,480	2,323,845
Apple, Inc.	129,573	20,438,845
Cognizant Technology Solutions Corp. Class A	11,800	749,064
Dell Technologies C (a)	2,349	114,775
DXC Technology Co.	12,400	659,308
Fortinet, Inc. (a)	14,900	1,049,407

	Number of Shares	Value
Genpact Ltd.	1,700	$45,883
International Business Machines Corp.	20,090	2,283,630
NCR Corp. (a)	5,600	129,248
NetApp, Inc.	13,300	793,611
Teradata Corp. (a)	2,400	92,064

		28,679,680

Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	2,470	393,298

Semiconductors — 3.0%
Analog Devices, Inc.	4,565	391,814
Broadcom, Inc.	5,990	1,523,137
IPG Photonics Corp. (a)	660	74,771
KLA-Tencor Corp.	6,670	596,898
Lam Research Corp.	3,290	447,999
Maxim Integrated Products, Inc.	19,800	1,006,830
Micron Technology, Inc. (a)	24,500	777,385
MKS Instruments, Inc.	200	12,922
NVIDIA Corp.	3,170	423,195
NXP Semiconductor NV	5,480	401,575
ON Semiconductor Corp. (a)	33,500	553,085
Skyworks Solutions, Inc.	1,920	128,679
Teradyne, Inc.	22,700	712,326
Texas Instruments, Inc.	11,240	1,062,180
Xilinx, Inc.	1,410	120,090

		8,232,886

Software — 12.2%
Activision Blizzard, Inc.	2,100	97,797
Adobe, Inc. (a)	13,260	2,999,942
Akamai Technologies, Inc. (a)	9,100	555,828
ANSYS, Inc. (a)	450	64,323
Aspen Technology, Inc. (a)	3,700	304,066
Atlassian Corp. PLC Class A (a)	5,700	507,186
Autodesk, Inc. (a)	280	36,011
Broadridge Financial Solutions, Inc.	4,310	414,838
Cadence Design Systems, Inc. (a)	9,500	413,060
CDK Global, Inc.	3,500	167,580
Citrix Systems, Inc.	13,580	1,391,407
The Dun & Bradstreet Corp.	4,650	663,741
Electronic Arts, Inc. (a)	710	56,026
Fair Isaac Corp. (a)	1,190	222,530
Fidelity National Information Services, Inc.	190	19,485
First Data Corp. Class A (a)	19,600	331,436
Fiserv, Inc. (a)	2,280	167,557
Guidewire Software, Inc. (a)	1,910	153,239
Intuit, Inc.	2,710	533,464
Jack Henry & Associates, Inc.	2,840	359,317
Manhattan Associates, Inc. (a)	20,000	847,400
Microsoft Corp.	201,030	20,418,617
MSCI, Inc.	400	58,972
Oracle Corp.	7,600	343,140

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	3,200	$208,480
PTC, Inc. (a)	6,300	522,270
salesforce.com, Inc. (a)	320	43,830
ServiceNow, Inc. (a)	2,260	402,393
Synopsys, Inc. (a)	300	25,272
Tableau Software, Inc. Class A (a)	1,400	168,000
Take-Two Interactive Software, Inc. (a)	230	23,676
Veeva Systems, Inc. Class A (a)	600	53,592
VMware, Inc. Class A	5,950	815,923

		33,390,398

		70,696,262

TOTAL COMMON STOCK (Cost $263,993,372)		265,855,584

TOTAL EQUITIES (Cost $263,993,372)		265,855,584

MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
iShares Russell 1000 Growth Index Fund	45,900	6,008,769
State Street Navigator Securities Lending Prime Portfolio (c)	1,424,927	1,424,927

		7,433,696

TOTAL MUTUAL FUNDS (Cost $7,405,206)		7,433,696

TOTAL LONG-TERM INVESTMENTS (Cost $271,398,578)		273,289,280

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (d)	$8,466,382	8,466,382

TOTAL SHORT-TERM INVESTMENTS (Cost $8,466,382)		8,466,382

TOTAL INVESTMENTS — 102.6% (Cost $279,864,960) (e)		281,755,662

Other Assets/(Liabilities) — (2.6)%		(7,256,697)

NET ASSETS — 100.0%		$274,498,965

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $1,392,008 or 0.51% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $8,466,970. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $8,638,216.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 3.5%
Iron & Steel — 1.1%
Allegheny Technologies, Inc. (a)	98,359	$2,141,275

Mining — 2.4%
Compass Minerals International, Inc.	37,940	1,581,719
Kaiser Aluminum Corp.	32,304	2,884,424

		4,466,143

		6,607,418

Communications — 2.9%
Internet — 1.8%
Etsy, Inc. (a)	33,090	1,574,091
Q2 Holdings, Inc. (a)	39,980	1,981,009

		3,555,100

Media — 1.1%
Houghton Mifflin Harcourt Co. (a)	233,603	2,069,723

		5,624,823

Consumer, Cyclical — 15.4%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	42,330	2,451,753

Auto Manufacturers — 0.8%
Navistar International Corp. (a)	55,190	1,432,180

Auto Parts & Equipment — 1.5%
Visteon Corp. (a)	48,960	2,951,309

Distribution & Wholesale — 1.3%
Dorman Products, Inc. (a)	28,300	2,547,566

Retail — 10.5%
AutoNation, Inc. (a)	63,440	2,264,808
The Children’s Place, Inc.	32,230	2,903,601
Jack in the Box, Inc.	45,050	3,497,232
The Michaels Cos., Inc. (a)	103,510	1,401,525
Nu Skin Enterprises, Inc. Class A	35,740	2,191,934
Suburban Propane Partners LP (b)	150,715	2,904,278
Texas Roadhouse, Inc.	39,900	2,382,030
The Wendy’s Co.	157,980	2,466,068

		20,011,476

		29,394,284

Consumer, Non-cyclical — 19.6%
Biotechnology — 2.1%
Emergent BioSolutions, Inc. (a)	39,630	2,349,266
Ligand Pharmaceuticals, Inc. (a)	12,060	1,636,542

		3,985,808

Commercial Services — 5.9%
ASGN, Inc. (a)	68,252	3,719,734
Korn/Ferry International	103,931	4,109,432
Paylocity Holding Corp. (a)	27,850	1,676,848

	Number of Shares	Value
Weight Watchers International, Inc. (a)	43,760	$1,686,948

		11,192,962

Health Care – Products — 5.2%
AtriCure, Inc. (a)	40,480	1,238,688
Inogen, Inc. (a)	6,890	855,531
Inspire Medical Systems, Inc. (a)	31,000	1,309,750
Intersect ENT, Inc. (a)	48,120	1,356,022
Quidel Corp. (a)	32,790	1,600,808
Repligen Corp. (a)	33,590	1,771,537
Wright Medical Group NV (a)	68,680	1,869,469

		10,001,805

Health Care – Services — 3.3%
Addus HomeCare Corp. (a)	25,216	1,711,662
LHC Group, Inc. (a)	29,830	2,800,441
Teladoc Health, Inc. (a) (c)	38,230	1,895,061

		6,407,164

Household Products & Wares — 1.0%
Acco Brands Corp.	282,260	1,913,723

Pharmaceuticals — 2.1%
Diplomat Pharmacy, Inc. (a)	92,030	1,238,724
Senseonics Holdings, Inc. (a) (c)	238,621	618,028
TherapeuticsMD, Inc. (a) (c)	234,230	892,416
uniQure NV (a) (c)	22,460	647,297
Zogenix, Inc. (a)	15,590	568,412

		3,964,877

		37,466,339

Energy — 2.9%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a) (c)	77,134	1,982,344

Oil & Gas — 1.1%
Matador Resources Co. (a)	130,075	2,020,065

Pipelines — 0.8%
Noble Midstream Partners LP (b)	54,075	1,559,523

		5,561,932

Financial — 24.0%
Banks — 6.9%
The Bank of NT Butterfield & Son Ltd.	59,660	1,870,341
BankUnited, Inc.	69,298	2,074,782
Cathay General Bancorp	37,510	1,257,710
Chemical Financial Corp.	49,183	1,800,590
Columbia Banking System, Inc.	45,290	1,643,574
Customers Bancorp, Inc. (a)	53,940	981,708
Heritage Financial Corp.	44,670	1,327,593
IBERIABANK Corp.	32,750	2,105,170

		13,061,468

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.2%
Federated Investors, Inc. Class B	48,260	$1,281,303
Focus Financial Partners, Inc. Class A (a)	30,900	813,597
Stifel Financial Corp.	51,600	2,137,272

		4,232,172

Insurance — 1.9%
James River Group Holdings Ltd.	37,802	1,381,285
ProAssurance Corp.	53,960	2,188,618

		3,569,903

Real Estate Investment Trusts (REITS) — 7.7%
Brandywine Realty Trust	197,270	2,538,865
DiamondRock Hospitality Co.	323,750	2,939,650
EPR Properties	28,080	1,797,962
Four Corners Property Trust, Inc.	151,890	3,979,518
National Storage Affiliates Trust	131,050	3,467,583

		14,723,578

Savings & Loans — 5.3%
Beneficial Bancorp, Inc.	103,240	1,475,300
Berkshire Hills Bancorp, Inc.	55,050	1,484,699
OceanFirst Financial Corp.	78,032	1,756,500
Pacific Premier Bancorp, Inc. (a)	41,800	1,066,736
Sterling Bancorp	107,950	1,782,254
WSFS Financial Corp.	67,150	2,545,656

		10,111,145

		45,698,266

Industrial — 15.5%
Building Materials — 2.0%
Masonite International Corp. (a)	45,938	2,059,400
Summit Materials, Inc. Class A (a)	138,420	1,716,408

		3,775,808

Electrical Components & Equipment — 3.2%
Energizer Holdings, Inc.	61,950	2,797,042
Generac Holdings, Inc. (a)	67,990	3,379,103

		6,176,145

Electronics — 0.4%
Atkore International Group, Inc. (a)	38,320	760,269

Engineering & Construction — 2.8%
Dycom Industries, Inc. (a)	29,990	1,620,660
KBR, Inc.	143,568	2,179,362
TopBuild Corp. (a)	32,130	1,445,850

		5,245,872

Environmental Controls — 2.0%
Advanced Disposal Services, Inc. (a)	99,553	2,383,299
Evoqua Water Technologies Corp. (a)	142,420	1,367,232

		3,750,531

Machinery – Diversified — 0.4%
The Manitowoc Co., Inc. (a)	57,383	847,547

	Number of Shares	Value
Metal Fabricate & Hardware — 1.2%
Rexnord Corp. (a)	101,260	$2,323,917

Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	28,750	1,727,875

Transportation — 1.5%
CryoPort, Inc. (a) (c)	49,820	549,515
Genesee & Wyoming, Inc. Class A (a)	30,050	2,224,301

		2,773,816

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc.	52,770	2,086,526

		29,468,306

Technology — 12.2%
Computers — 3.0%
CACI International, Inc. Class A (a)	27,666	3,984,734
Perspecta, Inc.	102,290	1,761,434

		5,746,168

Semiconductors — 2.4%
Brooks Automation, Inc.	70,200	1,837,836
MKS Instruments, Inc.	40,950	2,645,779

		4,483,615

Software — 6.8%
Blackline, Inc. (a)	46,450	1,902,128
Envestnet, Inc. (a)	26,770	1,316,816
j2 Global, Inc.	44,956	3,119,047
Pegasystems, Inc.	45,682	2,184,970
SendGrid, Inc. (a)	25,438	1,098,159
Zynga, Inc. Class A (a)	864,011	3,395,563

		13,016,683

		23,246,466

Utilities — 3.7%
Electric — 2.7%
Black Hills Corp.	45,740	2,871,557
NorthWestern Corp.	37,560	2,232,567

		5,104,124

Gas — 1.0%
South Jersey Industries, Inc.	67,310	1,871,218

		6,975,342

TOTAL COMMON STOCK (Cost $206,414,709)		190,043,176

TOTAL EQUITIES (Cost $206,414,709)		190,043,176

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.2%
Diversified Financial Services — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)	6,077,315	$6,077,315

TOTAL MUTUAL FUNDS (Cost $6,077,315)		6,077,315

TOTAL LONG-TERM INVESTMENTS (Cost $212,492,024)		196,120,491

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (e)	$2,308,709	2,308,709

TOTAL SHORT-TERM INVESTMENTS (Cost $2,308,709)		2,308,709

TOTAL INVESTMENTS — 104.1% (Cost $214,800,733) (f)		198,429,200

Other Assets/(Liabilities) — (4.1)%		(7,851,621)

NET ASSETS — 100.0%		$190,577,579

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $5,892,770 or 3.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $2,308,870. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,355,877.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 94.3%
Cayman Islands — 2.7%
Baidu, Inc. Sponsored ADR (a)	15,940	$2,528,084
Farfetch Ltd. Class A (a)	70,190	1,243,065
JD.com, Inc. ADR (a)	136,929	2,865,924
StoneCo Ltd. (a) (b)	37,370	689,103

		7,326,176

Denmark — 0.5%
FLSmidth & Co. A/S	30,846	1,385,899

France — 6.2%
Kering SA	12,290	5,751,898
LVMH Moet Hennessy Louis Vuitton SE	29,690	8,724,280
Societe Generale SA	73,460	2,332,278

		16,808,456

Germany — 6.2%
Allianz SE Registered	24,405	4,897,263
Bayer AG Registered	30,466	2,112,548
Puma SE	1,090	533,897
SAP SE	62,374	6,213,054
Siemens AG Registered	26,169	2,918,609

		16,675,371

India — 3.5%
DLF Ltd.	2,144,384	5,416,544
ICICI Bank Ltd. Sponsored ADR	394,100	4,055,289

		9,471,833

Italy — 0.3%
Brunello Cucinelli SpA	20,716	711,980

Japan — 12.9%
Capcom Co. Ltd.	76,500	1,524,962
Dai-ichi Life Holdings, Inc.	102,900	1,594,466
FANUC Corp.	16,000	2,405,403
Keyence Corp.	8,800	4,435,029
MinebeaMitsumi, Inc.	120,000	1,723,201
Murata Manufacturing Co. Ltd.	38,710	5,333,755
Nidec Corp.	51,200	5,867,762
Nintendo Co. Ltd.	7,700	2,034,423
Omron Corp.	60,200	2,169,795
Renesas Electronics Corp. (a)	272,900	1,251,701
Suzuki Motor Corp.	57,600	2,914,589
TDK Corp.	47,900	3,408,345

		34,663,431

Netherlands — 3.4%
Airbus SE	88,470	8,461,353
uniQure NV (a)	20,370	587,063

		9,048,416

	Number of Shares	Value
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	204,182	$1,077,063
Industria de Diseno Textil SA	148,820	3,793,878
International Consolidated Airlines Group SA	305,850	2,400,267

		7,271,208

Sweden — 1.8%
Assa Abloy AB Class B	171,536	3,066,940
Atlas Copco AB Class A	72,566	1,733,643

		4,800,583

Switzerland — 2.2%
Credit Suisse Group AG Registered	229,623	2,530,478
UBS Group AG Registered	272,184	3,397,662

		5,928,140

United Kingdom — 5.7%
Circassia Pharmaceuticals PLC (a) (b)	473,847	290,198
Earthport PLC (a) (d)	1,793,362	613,187
International Game Technology PLC	91,182	1,333,993
Prudential PLC	228,992	4,091,415
Shire Ltd.	25,040	1,455,198
TechnipFMC PLC	88,440	1,782,898
Unilever PLC	108,786	5,693,604

		15,260,493

United States — 46.2%
3M Co.	21,140	4,028,016
ACADIA Pharmaceuticals, Inc. (a)	52,550	849,733
Adobe, Inc. (a)	32,840	7,429,722
Agilent Technologies, Inc.	49,750	3,356,135
Alphabet, Inc. Class A (a)	16,480	17,220,941
Amazon.com, Inc. (a)	1,281	1,924,024
AnaptysBio, Inc. (a)	15,510	989,383
Anthem, Inc.	27,870	7,319,498
Biogen, Inc. (a)	8,560	2,575,875
Bluebird Bio, Inc. (a)	11,690	1,159,648
Blueprint Medicines Corp. (a)	24,940	1,344,515
Centene Corp. (a)	19,750	2,277,175
Citigroup, Inc.	100,110	5,211,727
Colgate-Palmolive Co.	82,370	4,902,662
Equifax, Inc.	24,880	2,317,074
Facebook, Inc. Class A (a)	51,980	6,814,058
Gilead Sciences, Inc.	32,080	2,006,604
GlycoMimetics, Inc. (a)	69,300	656,271
The Goldman Sachs Group, Inc.	19,520	3,260,816
Incyte Corp. (a)	25,020	1,591,022
Intuit, Inc.	37,110	7,305,103
Ionis Pharmaceuticals, Inc. (a)	29,230	1,580,174
Loxo Oncology, Inc. (a)	13,330	1,867,133
MacroGenics, Inc. (a)	64,570	820,039
Maxim Integrated Products, Inc.	113,090	5,750,626

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mirati Therapeutics, Inc. (a)	11,806	$500,811
Newell Brands, Inc.	127,340	2,367,251
PayPal Holdings, Inc. (a)	63,378	5,329,456
S&P Global, Inc.	40,720	6,919,957
Sage Therapeutics, Inc. (a)	21,030	2,014,464
Tiffany & Co.	36,830	2,965,183
United Parcel Service, Inc. Class B	34,180	3,333,575
The Walt Disney Co.	38,790	4,253,323
Zimmer Biomet Holdings, Inc.	18,080	1,875,258

		124,117,252

TOTAL COMMON STOCK (Cost $189,872,904)		253,469,238

PREFERRED STOCK — 1.5%
Germany — 1.5%
Bayerische Motoren Werke AG 6.45%	57,307	4,078,534

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	62,710

TOTAL PREFERRED STOCK (Cost $3,184,660)		4,141,244

TOTAL EQUITIES (Cost $193,057,564)		257,610,482

MUTUAL FUNDS — 2.2%
United States — 2.2%
Oppenheimer Institutional Government Money Market Fund Class E (c)	4,784,893	4,784,893
State Street Navigator Securities Lending Prime Portfolio (e)	1,004,764	1,004,764

		5,789,657

TOTAL MUTUAL FUNDS (Cost $5,789,657)		5,789,657

TOTAL LONG-TERM INVESTMENTS (Cost $198,847,221)		263,400,139

TOTAL INVESTMENTS — 98.0% (Cost $198,847,221) (f)		263,400,139

Other Assets/(Liabilities) — 2.0%		5,325,619

NET ASSETS — 100.0%		$268,725,758

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $966,479 or 0.36% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $613,187 or 0.23% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.1%
Australia — 1.5%
CSL Ltd.	49,293	$6,437,473

Austria — 0.6%
ams AG (a)	105,424	2,542,117

Canada — 4.3%
Alimentation Couche-Tard, Inc. Class B	120,830	6,010,523
CCL Industries, Inc. Class B	132,116	4,844,511
Dollarama, Inc.	129,523	3,080,583
Saputo, Inc.	153,884	4,417,458

		18,353,075

Cayman Islands — 3.7%
Alibaba Group Holding Ltd. Sponsored ADR (b)	25,626	3,512,556
Baidu, Inc. Sponsored ADR (b)	28,610	4,537,546
JD.com, Inc. ADR (b)	124,262	2,600,804
WH Group Ltd. (c)	6,940,000	5,291,930

		15,942,836

Denmark — 3.4%
Novo Nordisk A/S Class B	173,441	7,972,686
Novozymes A/S Class B	80,297	3,589,160
William Demant Holding A/S (b)	105,869	3,001,177

		14,563,023

Finland — 1.9%
Nokia OYJ	1,425,707	8,237,604

France — 11.6%
Atos SE	49,960	4,064,940
Dassault Systemes SE	29,011	3,425,239
Edenred	168,901	6,191,433
EssilorLuxottica SA	30,348	3,832,108
Hermes International	12,936	7,154,210
Legrand SA	83,850	4,719,378
LVMH Moet Hennessy Louis Vuitton SE	19,560	5,747,623
Pernod Ricard SA	31,745	5,212,447
SEB SA	2,970	382,221
SEB SA (d)	35,867	4,635,471
Ubisoft Entertainment SA (b)	5,700	457,282
Valeo SA	141,254	4,095,917

		49,918,269

Germany — 11.6%
Bayer AG Registered	61,359	4,254,704
Bayerische Motoren Werke AG	55,750	4,515,030
Continental AG	37,148	5,136,762
Fresenius Medical Care AG & Co. KGaA	13,206	857,810

	Number of Shares	Value
Infineon Technologies AG	499,359	$9,936,599
SAP SE	99,819	9,942,939
Scout24 AG (c)	120,088	5,527,066
Siemens Healthineers AG (b) (c)	129,804	5,434,833
United Internet AG Registered	95,875	4,194,069

		49,799,812

India — 3.8%
Hero MotoCorp Ltd.	152,682	6,747,603
ICICI Bank Ltd. Sponsored ADR	929,778	9,567,416

		16,315,019

Ireland — 0.7%
James Hardie Industries PLC	197,626	2,104,553
Medtronic PLC	9,660	878,674

		2,983,227

Japan — 11.6%
Hitachi Ltd.	215,800	5,736,353
Hoya Corp.	97,300	5,947,198
Keyence Corp.	13,700	6,904,534
Koito Manufacturing Co. Ltd.	113,500	5,789,933
Kubota Corp.	355,600	5,007,141
Nidec Corp.	45,500	5,214,516
Nippon Telegraph & Telephone Corp.	165,300	6,730,363
Nitori Holdings Co. Ltd.	36,700	4,558,727
Subaru Corp.	197,800	4,222,580

		50,111,345

Luxembourg — 1.5%
SES SA	335,770	6,431,292

Netherlands — 7.4%
Aalberts Industries NV	99,987	3,310,422
Airbus SE	56,250	5,379,802
ASML Holding NV	45,772	7,141,664
Boskalis Westminster (a)	217,976	5,395,595
Heineken NV	51,606	4,548,416
STMicroelectronics NV	424,330	6,055,442

		31,831,341

New Zealand — 0.9%
Xero Ltd. (b)	140,788	4,148,771

Panama — 1.4%
Carnival Corp.	120,280	5,929,804

Spain — 4.1%
Amadeus IT Group SA	66,303	4,616,620
Grifols SA	260,751	6,810,889
Prosegur Cash SA (a) (c)	1,100,510	2,424,529
Prosegur Cia de Seguridad SA	727,092	3,684,238

		17,536,276

Sweden — 2.5%
Atlas Copco AB Class A	186,426	4,453,823

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Epiroc AB Class A (b)	328,953	$3,124,047
Swedish Match AB	82,206	3,240,956

		10,818,826

Switzerland — 9.4%
Barry Callebaut AG Registered	2,516	3,912,553
Cie Financiere Richemont SA Registered	55,278	3,552,575
Lonza Group AG Registered	25,424	6,609,654
Roche Holding AG	21,811	5,393,298
Sika AG Registered	41,723	5,302,718
Sonova Holding AG Registered	20,864	3,401,904
Temenos Group AG Registered	65,276	7,866,545
VAT Group AG (c)	48,334	4,256,185

		40,295,432

Thailand — 1.0%
CP ALL PCL	1,969,500	4,158,573

United Kingdom — 11.3%
Atlassian Corp. PLC Class A (b)	10,090	897,808
Bunzl PLC	272,271	8,192,300
Domino’s Pizza Group PLC	938,850	2,780,411
Ferguson PLC	47,726	3,056,655
Intertek Group PLC	51,700	3,147,494
Legal & General Group PLC	1,384,065	4,061,233
Melrose Industries PLC	1,376,439	2,850,253
Prudential PLC	286,437	5,117,788
Reckitt Benckiser Group PLC	89,593	6,841,860
TechnipFMC PLC	195,144	3,933,987
The Weir Group PLC	153,996	2,531,968
Whitbread PLC	88,925	5,176,513

		48,588,270

United States — 0.9%
EPAM Systems, Inc. (b)	26,660	3,092,826
ResMed, Inc.	8,010	912,099

		4,004,925

TOTAL COMMON STOCK (Cost $415,196,854)		408,947,310

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	71,497

TOTAL PREFERRED STOCK (Cost $19,495)		71,497

TOTAL EQUITIES (Cost $415,216,349)		409,018,807

	Number of Shares	Value
MUTUAL FUNDS — 7.1%
United States — 7.1%
Oppenheimer Institutional Government Money Market Fund Class E (e)	23,200,785	$23,200,785
State Street Navigator Securities Lending Prime Portfolio (f)	7,055,079	7,055,079

		30,255,864

TOTAL MUTUAL FUNDS (Cost $30,255,864)		30,255,864

TOTAL LONG-TERM INVESTMENTS (Cost $445,472,213)		439,274,671

TOTAL INVESTMENTS — 102.2% (Cost $445,472,213) (g)		439,274,671

Other Assets/(Liabilities) — (2.2)%		(9,315,063)

NET ASSETS — 100.0%		$429,959,608

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $6,697,845 or 1.56% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $22,934,543 or 5.33% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $4,635,471 or 1.08% of net assets.

(e)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 94.4%
Bermuda — 2.8%
Credicorp Ltd.	11,660	$2,584,672
Jardine Strategic Holdings Ltd.	74,871	2,735,385

		5,320,057

Brazil — 4.6%
Atacadao Distribuicao Comercio e Industria Ltda	541,900	2,539,743
B3 SA — Brasil Bolsa Balcao	467,988	3,232,753
Itau Unibanco Holding SA Sponsored ADR	115,335	1,054,162
Vale SA Sponsored ADR	159,730	2,106,839

		8,933,497

Cayman Islands — 15.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	81,818	11,214,793
Huazhu Group Ltd. ADR	129,159	3,697,822
Hutchison China MediTech Ltd. ADR (a) (b)	20,320	469,189
Innovent Biologics, Inc. (a) (c)	73,000	225,578
Meituan Dianping Class B (a)	105,300	592,288
Meituan Dianping Class B (d)	309,800	1,649,985
Pinduoduo, Inc. ADR (a) (b)	75,670	1,698,035
Ping An Healthcare and Technology Co. Ltd. (a) (c)	16,150	57,058
Sunny Optical Technology Group Co. Ltd.	112,400	986,165
Tencent Holdings Ltd.	186,193	7,380,509
Wuxi Biologics Cayman, Inc. (a) (c)	129,500	819,328
ZTO Express Cayman, Inc. ADR	122,990	1,946,932

		30,737,682

Chile — 1.0%
Banco de Chile	2,264,344	323,994
SACI Falabella	217,832	1,590,817

		1,914,811

China — 4.0%
China International Capital Corp. Ltd. Class H (c)	475,600	885,771
Dong-E-E-Jiao Co. Ltd.	149,900	862,938
Jiangsu Hengrui Medicine Co. Ltd. Class A	308,153	2,380,882
Shanghai Junshi Bioscience Class H (a) (c)	86,000	265,232
Sinopharm Group Co. Ltd. Class H	812,000	3,400,014

		7,794,837

Colombia — 0.6%
Grupo Aval Acciones y Valores SA ADR	150,560	888,304

	Number of Shares	Value
Grupo de Inversiones Suramericana SA	19,358	$191,182

		1,079,486

Egypt — 0.4%
Commercial International Bank Egypt SAE	203,850	853,529

France — 6.2%
Kering SA	16,093	7,531,757
LVMH Moet Hennessy Louis Vuitton SE	15,078	4,430,606

		11,962,363

Hong Kong — 4.6%
AIA Group Ltd.	680,000	5,593,856
Hong Kong Exchanges & Clearing Ltd.	115,866	3,324,998

		8,918,854

India — 11.9%
Apollo Hospitals Enterprise Ltd.	38,901	699,978
Biocon Ltd.	143,708	1,292,234
Cholamandalam Investment & Finance Co. Ltd.	38,472	693,706
Housing Development Finance Corp. Ltd.	268,841	7,568,936
Kotak Mahindra Bank Ltd.	360,952	6,465,283
Oberoi Realty Ltd.	24,266	154,351
Odisha Cement Ltd. (d)	16,284	256,570
Tata Consultancy Services Ltd.	81,291	2,207,567
UltraTech Cement Ltd.	20,000	1,140,889
Zee Entertainment Enterprises Ltd.	381,402	2,594,486

		23,074,000

Indonesia — 1.0%
Bank Central Asia Tbk PT	624,100	1,128,221
Indocement Tunggal Prakarsa Tbk PT	696,000	892,776

		2,020,997

Italy — 1.1%
Moncler SpA	2,829	94,533
PRADA SpA	604,800	1,976,518

		2,071,051

Malaysia — 0.0%
Genting Bhd	34,600	51,105

Mexico — 5.8%
Alsea SAB de CV	204,661	533,633
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	700,443	868,258
Fomento Economico Mexicano SAB de CV	359,422	3,090,571

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Sponsored ADR	17,190	$1,479,200
Grupo Aeroportuario del Sureste SAB de CV Class B	67,130	1,012,565
Grupo Financiero Inbursa SAB de CV Class O	1,150,296	1,660,610
Grupo Mexico SAB de CV Series B	912,248	1,883,288
Wal-Mart de Mexico SAB de CV	300,136	763,332

		11,291,457

Netherlands — 1.3%
Steinhoff International Holdings NV (a) (b)	651,678	77,414
Yandex NV Class A (a)	85,760	2,345,536

		2,422,950

Philippines — 3.9%
Ayala Corp.	41,800	715,350
Ayala Land, Inc.	1,733,000	1,341,107
BDO Unibank, Inc.	89,230	222,438
Jollibee Foods Corp.	238,470	1,323,140
SM Investments Corp.	148,110	2,583,794
SM Prime Holdings, Inc.	2,007,600	1,366,597

		7,552,426

Republic of Korea — 6.0%
Amorepacific Corp.	8,098	1,511,892
AMOREPACIFIC Group	7,017	455,315
Kakao Corp. (a)	6,140	564,143
LG Household & Health Care Ltd.	3,144	3,104,175
NAVER Corp.	18,300	1,993,927
Samsung Biologics Co. Ltd. (a) (c)	5,870	2,042,732
Samsung Electronics Co. Ltd.	57,836	2,001,164

		11,673,348

Russia — 6.7%
LUKOIL PJSC Sponsored ADR	6,880	490,819
LUKOIL PJSC Sponsored ADR	18,467	1,318,271
Novatek PJSC Sponsored GDR Registered	51,532	8,799,864
Polyus PJSC GDR (c) (d)	13,600	531,760
Sberbank of Russia PJSC	652,739	1,735,953

		12,876,667

South Africa — 2.6%
FirstRand Ltd.	759,820	3,461,843
Shoprite Holdings Ltd.	116,325	1,529,102

		4,990,945

Taiwan — 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,420,000	10,308,174

Thailand — 0.5%
Siam Commercial Bank PCL	240,600	986,490

	Number of Shares	Value
Turkey — 1.6%
Akbank T.A.S.	662,672	$856,712
Anadolu Efes Biracilik Ve Malt Sanayii AS	213,016	828,927
BIM Birlesik Magazalar AS	36,786	604,821
Turkiye Garanti Bankasi AS	478,138	708,501

		2,998,961

United Arab Emirates — 1.5%
DP World Ltd.	121,813	2,082,765
Emaar Properties PJSC	701,917	789,609

		2,872,374

United Kingdom — 3.7%
Glencore PLC	1,933,085	7,129,914

United States — 1.4%
MercadoLibre, Inc.	4,800	1,405,680
Yum China Holdings, Inc.	40,360	1,353,271

		2,758,951

TOTAL COMMON STOCK (Cost $173,430,893)		182,594,926

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Lojas Americanas SA 0.410%	487,720	2,490,077

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	67,072

TOTAL PREFERRED STOCK (Cost $2,609,071)		2,557,149

TOTAL EQUITIES (Cost $176,039,964)		185,152,075

MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)	2,239,916	2,239,916

TOTAL MUTUAL FUNDS (Cost $2,239,916)		2,239,916

TOTAL LONG-TERM INVESTMENTS (Cost $178,279,880)		187,391,991

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/18, 1.250%, due 1/02/19 (f)	$8,854,037	$8,854,037

TOTAL SHORT-TERM INVESTMENTS (Cost $8,854,037)		8,854,037

TOTAL INVESTMENTS — 101.5% (Cost $187,133,917) (g)		196,246,028

Other Assets/(Liabilities) — (1.5)%		(2,933,846)

NET ASSETS — 100.0%		$193,312,182

Abbreviation Legend ADR American Depositary Receipt GDR Global Depositary Receipt PJSC Public Joint Stock Company Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2018, was $2,176,741 or 1.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $4,827,459 or 2.50% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2018, these securities amounted to a value of $2,438,315 or 1.26% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $8,854,652. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $9,035,833.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market,

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of December 31, 2018. The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$209,135,840	$-		$209,135,840
Municipal Obligations	-	106,810	-		106,810
Non-U.S. Government Agency Obligations	-	238,825,745	1,711,570	**	240,537,315
U.S. Government Agency Obligations and Instrumentalities	-	5,275,216	-		5,275,216
U.S. Treasury Obligations	-	14,530,254	-		14,530,254
Purchased Options	-	5,430,727	-		5,430,727
Mutual Funds	102,000	-	-		102,000
Short-Term Investments	-	14,993,485	-		14,993,485

Total Investments	$102,000	$488,298,077	$1,711,570		$490,111,647

Asset Derivatives
Futures Contracts	$1,879,644	$-	$-		$1,879,644

Liability Derivatives
Futures Contracts	$(3,626,536)	$-	$-		$(3,626,536)
Swap Agreements	-	(487,003)	-		(487,003)

Total	$(3,626,536)	$(487,003)	$-		$(4,113,539)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$6,027,885	$-		$6,027,885
Non-U.S. Government Agency Obligations	-	55,545,519	-		55,545,519
U.S. Treasury Obligations	-	223,466,360	-		223,466,360
Purchased Options	-	1,680,590	-		1,680,590
Short-Term Investments	-	2,921,539	-		2,921,539

Total Investments	$-	$289,641,893	$-		$289,641,893

Asset Derivatives
Futures Contracts	$759,280	$-	$-		$759,280
Swap Agreements	-	12,419	-		12,419

Total	$759,280	$12,419	$-		$771,699

Liability Derivatives
Futures Contracts	$(617,956)	$-	$-		$(617,956)
Swap Agreements	-	(1,143,375)	-		(1,143,375)

Total	$(617,956)	$(1,143,375)	$-		$(1,761,331)

Core Bond Fund
Asset Investments
Preferred Stock	$3,099,200	$-	$-		$3,099,200
Corporate Debt	-	467,507,315	-		467,507,315
Municipal Obligations	-	6,677,444	-		6,677,444
Non-U.S. Government Agency Obligations	-	381,686,123	1,629,978	**	383,316,101
Sovereign Debt Obligations	-	8,234,697	-		8,234,697
U.S. Government Agency Obligations and Instrumentalities	-	333,036,344	-		333,036,344
U.S. Treasury Obligations	-	26,550,915	-		26,550,915
Purchased Options	-	10,084,988	-		10,084,988

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Core Bond Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$1,583,340	$-	$-		$1,583,340
Short-Term Investments	-	190,089,232	-		190,089,232

Total Investments	$4,682,540	$1,423,867,058	$1,629,978		$1,430,179,576

Asset Derivatives
Futures Contracts	$5,990,585	$-	$-		$5,990,585

Liability Derivatives
Futures Contracts	$(1,754,425)	$-	$-		$(1,754,425)
Swap Agreements	-	(1,069,149)	-		(1,069,149)

Total	$(1,754,425)	$(1,069,149)	$-		$(2,823,574)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	238,400	-	-		238,400
Corporate Debt	-	84,954,055	1,075	**	84,955,130
Municipal Obligations	-	612,383	-		612,383
Non-U.S. Government Agency Obligations	-	59,556,938	496,648	**	60,053,586
Sovereign Debt Obligations	-	1,508,199	-		1,508,199
U.S. Government Agency Obligations and Instrumentalities	-	47,466,610	-		47,466,610
U.S. Treasury Obligations	-	2,666,833	-		2,666,833
Purchased Options	-	2,616,533	-		2,616,533
Warrants	-	-	3,933	**	3,933
Mutual Funds	246,978	-	-		246,978
Short-Term Investments	-	32,040,642	-		32,040,642

Total Investments	$485,378	$231,422,193	$502,463		$232,410,034

Asset Derivatives
Forward Contracts	$-	$124,285	$-		$124,285
Futures Contracts	927,506	-	-		927,506

Total	$927,506	$124,285	$-		$1,051,791

Liability Derivatives
Forward Contracts	$-	$(186,187)	$-		$(186,187)
Futures Contracts	(217,426)	-	-		(217,426)
Swap Agreements	-	(156,422)	-		(156,422)

Total	$(217,426)	$(342,609)	$-		$(560,035)

High Yield Fund
Asset Investments
Common Stock	$-	$2,002,608	$9,899	**	$2,012,507
Preferred Stock	201,125	-	-		201,125
Bank Loans	-	17,904,034	-		17,904,034
Corporate Debt	-	492,967,235	35,298	**	493,002,533
Warrants	-	-	56,447	**	56,447
Mutual Funds	26,065,558	-	-		26,065,558
Short-Term Investments	-	13,982,959	-		13,982,959

Total Investments	$26,266,683	$526,856,836	$101,644		$553,225,163

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Balanced Fund
Asset Investments
Common Stock	$51,863,642	$-	$-	$51,863,642
Preferred Stock	119,200	-	-	119,200
Corporate Debt	-	15,719,415	-	15,719,415
Municipal Obligations	-	346,553	-	346,553
Non-U.S. Government Agency Obligations	-	11,972,438	-	11,972,438
Sovereign Debt Obligations	-	283,437	-	283,437
U.S. Government Agency Obligations and Instrumentalities	-	11,556,170	-	11,556,170
U.S. Treasury Obligations	-	3,310,255	-	3,310,255
Purchased Options	-	256,660	-	256,660
Mutual Funds	9,385,119	-	-	9,385,119
Short-Term Investments	-	8,179,039	-	8,179,039

Total Investments	$61,367,961	$51,623,967	$-	$112,991,928

Asset Derivatives
Futures Contracts	$136,325	$-	$-	$136,325

Liability Derivatives
Futures Contracts	$(75,731)	$-	$-	$(75,731)
Swap Agreements	-	(25,801)	-	(25,801)

Total	$(75,731)	$(25,801)	$-	$(101,532)

Main Street Fund
Asset Investments
Common Stock	$119,647,994	$1,182,391 *	$-	$120,830,385
Short-Term Investments	-	2,675,396	-	2,675,396

Total Investments	$119,647,994	$3,857,787	$-	$123,505,781

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$7,326,176	$-	$-	$7,326,176
Denmark	-	1,385,899	-	1,385,899
France	-	16,808,456	-	16,808,456
Germany	-	16,675,371	-	16,675,371
India	4,055,289	5,416,544	-	9,471,833
Italy	-	711,980	-	711,980
Japan	-	34,663,431	-	34,663,431
Netherlands	587,063	8,461,353	-	9,048,416
Spain	-	7,271,208	-	7,271,208
Sweden	-	4,800,583	-	4,800,583
Switzerland	-	5,928,140	-	5,928,140
United Kingdom	1,333,993	13,926,500	-	15,260,493
United States	124,117,252	-	-	124,117,252
Preferred Stock*
Germany	-	4,078,534	-	4,078,534
India	62,710	-	-	62,710
Mutual Funds	5,789,657	-	-	5,789,657

Total Investments	$143,272,140	$120,127,999	$-	$263,400,139

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$6,437,473	$-	$6,437,473
Austria	-	2,542,117	-	2,542,117
Canada	18,353,075	-	-	18,353,075
Cayman Islands	10,650,906	5,291,930	-	15,942,836
Denmark	-	14,563,023	-	14,563,023
Finland	-	8,237,604	-	8,237,604
France	-	49,918,269	-	49,918,269
Germany	-	49,799,812	-	49,799,812
India	9,567,416	6,747,603	-	16,315,019
Ireland	878,674	2,104,553	-	2,983,227
Japan	-	50,111,345	-	50,111,345
Luxembourg	-	6,431,292	-	6,431,292
Netherlands	-	31,831,341	-	31,831,341
New Zealand	-	4,148,771	-	4,148,771
Panama	5,929,804	-	-	5,929,804
Spain	-	17,536,276	-	17,536,276
Sweden	-	10,818,826	-	10,818,826
Switzerland	-	40,295,432	-	40,295,432
Thailand	4,158,573	-	-	4,158,573
United Kingdom	897,808	47,690,462	-	48,588,270
United States	4,004,925	-	-	4,004,925
Preferred Stock
India	71,497	-	-	71,497
Mutual Funds	30,255,864	-	-	30,255,864

Total Investments	$84,768,542	$354,506,129	$-	$439,274,671

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$2,584,672	$2,735,385	$-	$5,320,057
Brazil	3,161,001	5,772,496	-	8,933,497
Cayman Islands	19,026,771	11,710,911	-	30,737,682
Chile	-	1,914,811	-	1,914,811
China	265,232	7,529,605	-	7,794,837
Colombia	888,304	191,182	-	1,079,486
Egypt	-	853,529	-	853,529
France	-	11,962,363	-	11,962,363
Hong Kong	-	8,918,854	-	8,918,854
India	-	23,074,000	-	23,074,000
Indonesia	-	2,020,997	-	2,020,997
Italy	-	2,071,051	-	2,071,051
Malaysia	-	51,105	-	51,105
Mexico	11,291,457	-	-	11,291,457
Netherlands	2,345,536	77,414	-	2,422,950
Philippines	-	7,552,426	-	7,552,426
Republic of Korea	-	11,673,348	-	11,673,348
Russia	-	12,876,667	-	12,876,667
South Africa	-	4,990,945	-	4,990,945

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Taiwan	$-	$10,308,174	$-	$10,308,174
Thailand	986,490	-	-	986,490
Turkey	-	2,998,961	-	2,998,961
United Arab Emirates	-	2,872,374	-	2,872,374
United Kingdom	-	7,129,914	-	7,129,914
United States	2,758,951	-	-	2,758,951
Preferred Stock*
Brazil	-	2,490,077	-	2,490,077
India	67,072	-	-	67,072
Mutual Funds	2,239,916	-	-	2,239,916
Short-Term Investments	-	8,854,037	-	8,854,037

Total Investments	$45,615,402	$150,630,626	$-	$196,246,028

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2018 is not presented.

The Funds, with the exception of the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, and Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended December 31, 2018. The Inflation-Protected and Income Fund, High Yield Fund, and Balanced Fund had transfers between Levels of the fair value hierarchy during the period ended December 31, 2018; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Levels of the fair value hierarchy:

	Transfers In*			Transfers Out*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Duration Bond Fund	$-	$7,417,534	$1,764,678	$-	$(1,764,678)	$(7,417,534)
Core Bond Fund	-	14,736,805	1,693,641	-	(1,693,641)	(14,736,805)
Diversified Bond Fund	-	2,600,992	72,633	-	(72,633)	(2,600,992)
Strategic Emerging Markets Fund	-	11,338,038	-	(11,338,038)	-	-

*	Transfers occurred between Levels as inputs were more/less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2018, the

Notes to Portfolio of Investments (Unaudited) (Continued)

following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		A
Substitution for Direct Investment		A
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At December 31, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$5,430,727	$5,430,727
Futures Contracts	-	-	-	1,879,644	1,879,644

Total Value	$-	$-	$-	$7,310,371	$7,310,371

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(3,626,536)	$(3,626,536)
Swap Agreements	(487,003)	-	-	-	(487,003)

Total Value	$(487,003)	$-	$-	$(3,626,536)	$(4,113,539)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,680,590	$1,680,590
Futures Contracts	-	-	-	759,280	759,280
Swap Agreements	-	-	-	12,419	12,419

Total Value	$-	$-	$-	$2,452,289	$2,452,289

Liability Derivatives
Futures Contracts	$-	$-	$-	$(617,956)	$(617,956)
Swap Agreements	(243,501)	-	-	(899,874)	(1,143,375)

Total Value	$(243,501)	$-	$-	$(1,517,830)	$(1,761,331)

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$10,084,988	$10,084,988
Futures Contracts	-	-	-	5,990,585	5,990,585

Total Value	$-	$-	$-	$16,075,573	$16,075,573

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,754,425)	$(1,754,425)
Swap Agreements	(1,069,149)	-	-	-	(1,069,149)

Total Value	$(1,069,149)	$-	$-	$(1,754,425)	$(2,823,574)

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,616,533	$2,616,533
Forward Contracts	-	-	124,285	-	124,285
Futures Contracts	-	-	-	927,506	927,506

Total Value	$-	$-	$124,285	$3,544,039	$3,668,324

Liability Derivatives
Forward Contracts	$-	$-	$(186,187)	$-	$(186,187)
Futures Contracts	-	-	-	(217,426)	(217,426)
Swap Agreements	(156,422)	-	-	-	(156,422)

Total Value	$(156,422)	$-	$(186,187)	$(217,426)	$(560,035)

Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$256,660	$256,660
Futures Contracts	-	-	-	136,325	136,325

Total Value	$-	$-	$-	$392,985	$392,985

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$(53,613)	$-	$(22,118)	$(75,731)
Swap Agreements	(25,801)	-	-	-	(25,801)

Total Value	$(25,801)	$(53,613)	$-	$(22,118)	$(101,532)

At December 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	2,428	$-	$3,020,000	$106,260,000
Inflation-Protected and Income Fund	484	-	78,810,000	32,680,000
Core Bond Fund	2,004	-	6,630,000	197,240,000
Diversified Bond Fund	327	8,971,571	970,000	51,190,000
Balanced Fund	70	-	160,000	5,020,000

†

Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at December 31, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference

Notes to Portfolio of Investments (Unaudited) (Continued)

between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s

Notes to Portfolio of Investments (Unaudited) (Continued)

Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently

Notes to Portfolio of Investments (Unaudited) (Continued)

above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated

Notes to Portfolio of Investments (Unaudited) (Continued)

as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the

Notes to Portfolio of Investments (Unaudited) (Continued)

proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

At December 31, 2018, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $14,828,247. The maximum balance outstanding for the Inflation-Protected and Income Fund was $72,497,500 during the period ended December 31, 2018. The weighted average maturity was 19 days, at a weighted average interest rate of 2.261%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the

Notes to Portfolio of Investments (Unaudited) (Continued)

ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$494,872,949	$3,949,922	$(8,711,224)	$(4,761,302)
Inflation-Protected and Income Fund	295,026,200	2,780,289	(8,164,596)	(5,384,307)
Core Bond Fund	1,448,544,192	11,146,153	(29,510,769)	(18,364,616)
Diversified Bond Fund	236,982,275	1,820,208	(6,392,449)	(4,572,241)
High Yield Fund	596,246,231	3,003,487	(46,024,555)	(43,021,068)
Balanced Fund	114,480,511	4,853,424	(6,342,007)	(1,488,583)
Disciplined Value Fund	135,457,176	6,792,413	(14,183,393)	(7,390,980)
Main Street Fund	125,994,988	9,342,272	(11,831,479)	(2,489,207)
Disciplined Growth Fund	279,864,960	25,007,672	(23,116,970)	1,890,702
Small Cap Opportunities Fund	214,800,733	12,532,783	(28,904,316)	(16,371,533)
Global Fund	198,847,221	82,696,640	(18,143,722)	64,552,918
International Equity Fund	445,472,213	49,152,813	(55,350,355)	(6,197,542)
Strategic Emerging Markets Fund	187,133,917	24,791,073	(15,678,962)	9,112,111

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at December 31, 2018, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2018, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income	Realized Gains Distributions
Global Fund

Oppenheimer Institutional Government Money Market Fund Class E*	$4,096,417	$16,835,564	$(16,147,088)	$-	$-	$4,784,893	$4,784,893	$32,847	$-

International Equity Fund

Oppenheimer Institutional Government Money Market Fund Class E*	$17,496,757	$39,761,779	$(34,057,751)	$-	$-	$23,200,785	23,200,785	$179,456	$-

*	Fund advised by OFI Global Asset Management, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2019

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	2/26/2019